UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Cornerstone Advisors Global Public Equity Fund

Cornerstone Advisors Core Plus Bond Fund

Semi-Annual Report	April 30, 2019

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019

TABLE OF CONTENTS
Schedules of Investments	1

The Cornerstone Advisors Funds files their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-Port reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-762-1442; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3%

	Shares	Value

ARGENTINA — 0.0%

MercadoLibre *	228	$110,384

AUSTRALIA — 1.6%

Amcor	4,047	45,733

Aristocrat Leisure	6,855	126,030

Atlas Arteria	4,976	24,555

Aurizon Holdings	28,258	94,822

AusNet Services	114,756	143,593

Blackmores	887	57,864

Brambles	10,001	84,955

BWP Trust ‡	4,448	11,602

Caltex Australia	6,704	128,594

carsales.com	17,182	163,034

CIMIC Group	2,045	72,932

Coca-Cola Amatil	18,534	114,977

Cochlear	895	118,192

Coles Group *	19,107	169,850

Commonwealth Bank of Australia	6,015	315,985

CSL	3,025	423,445

Dexus ‡	17,287	152,331

DuluxGroup	22,574	155,157

Goodman Group ‡	15,110	140,178

GPT Group ‡	16,526	66,754

GrainCorp, Cl A	14,270	90,537

Hansen Technologies	24,702	52,415

Harvey Norman Holdings	39,100	114,940

Inghams Group	152,600	478,710

Insurance Australia Group	13,841	76,887

InvoCare	4,200	45,330

JB Hi-Fi	4,199	76,281

Macquarie Group	5,176	491,496

Megaport *	21,651	87,304

Metcash	56,000	113,300

Mineral Resources	70,986	780,148

Mirvac Group ‡	70,791	141,229

Money3	53,800	73,956

COMMON STOCK (continued)

	Shares	Value

AUSTRALIA (continued)

New Hope	39,700	$75,284

Newcrest Mining	4,891	86,232

NEXTDC *	29,128	131,211

Nine Entertainment Holdings	43,000	53,048

Oil Search	11,945	65,512

Orora	28,151	60,130

Premier Investments	6,039	72,713

Qantas Airways	12,547	49,621

Rio Tinto	2,512	168,885

Sandfire Resources NL	20,200	100,250

Santos	34,830	176,539

Scentre Group ‡	48,977	131,890

Southern Cross Media Group	57,479	51,055

Spark Infrastructure Group	126,681	201,826

Star Entertainment Grp	9,829	31,457

Suncorp Group	8,525	79,749

Sydney Airport	11,526	61,914

Technology One	22,739	140,903

Telstra	106,096	252,798

Transurban Group	16,734	158,547

Treasury Wine Estates	6,182	74,957

Vicinity Centres ‡	29,560	52,929

Vita Group	82,500	100,033

Washington H Soul Pattinson	1,196	19,383

Wesfarmers	8,836	224,304

Westpac Banking	4,949	95,977

Woodside Petroleum	11,512	287,204

		8,237,467

AUSTRIA — 0.3%

ams	22,737	959,285

DO & CO	675	57,693

Erste Group Bank	2,309	92,455

Immobilien Anlagen	2,047	71,748

Lenzing	395	44,348

Oesterreichische Post	2,647	103,021

OMV	1,541	82,531

Telekom Austria, Cl A	8,670	64,959

Verbund	2,011	99,740

Vienna Insurance Group Wiener Versicherung Gruppe	4,200	116,826

Wienerberger	1,744	40,021

		1,732,627

BANGLADESH — 0.0%

BRAC Bank *	213,815	156,253

BELGIUM — 0.3%

Anheuser-Busch InBev	2,367	210,422

Argenx *	1,388	177,785

Barco	423	75,151

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

BELGIUM (continued)

Bekaert	1,905	$52,006

Cofinimmo ‡	777	99,349

D’ieteren	1,677	69,406

Econocom Group	9,190	38,179

Elia System Operator	405	27,300

Euronav	6,701	63,284

Groupe Bruxelles Lambert	2,140	204,548

Proximus SADP	4,974	139,193

RealDolmen *	3,700	153,548

Retail Estates ‡	759	70,828

Telenet Group Holding	1,721	91,341

UCB	1,865	147,932

Umicore	2,853	110,398

		1,730,670

BERMUDA — 0.3%

Signet Jewelers	700	16,226

Teekay LNG Partners LP (A)	109,182	1,614,802

		1,631,028

BRAZIL — 1.3%

Alupar Investimento	6,000	35,653

Ambev ADR	16,300	76,773

Atacadao	15,200	82,297

Banco Bradesco ADR	16,044	145,359

Banco do Brasil	11,200	141,589

BK Brasil Operacao e Assessoria a Restaurantes	73,633	424,210

Camil Alimentos	43,000	75,887

Centrais Eletricas Brasileiras	10,800	90,342

Cia de Saneamento Basico do Estado de Sao Paulo	5,300	63,555

Cielo	31,021	61,075

Cosan	7,922	94,370

Cosan, Cl A	805	9,837

CSU Cardsystem	34,100	59,485

Cyrela Brazil Realty Empreendimentos e Participacoes	13,824	62,402

EcoRodovias Infraestrutura e Logistica	22,500	46,479

EDP - Energias do Brasil	11,900	53,505

Enauta Participacoes	26,000	88,853

Energisa	14,900	158,458

Engie Brasil Energia	8,375	95,217

Equatorial Energia	1,900	39,782

Estacio Participacoes	33,900	237,320

Fleury	18,900	100,065

Grendene	2,700	5,034

IRB Brasil Resseguros S	400	9,635

Itau Unibanco Holding ADR	12,999	112,441

JBS	35,600	178,132

Klabin	12,500	53,046

COMMON STOCK (continued)

	Shares	Value

BRAZIL (continued)

Linx	38,547	$318,612

Localiza Rent a Car	34,300	319,198

Lojas Renner	26,867	317,380

Magazine Luiza	4,611	223,371

MRV Engenharia e Participacoes	39,200	145,759

Multiplan Empreendimentos Imobiliarios	21,600	132,098

Notre Dame Intermedica Participacoes	43,924	393,077

Odontoprev	77,700	333,699

Petrobras Distribuidora	10,900	65,270

Petroleo Brasileiro ADR	7,961	121,246

Porto Seguro	2,800	38,825

Qualicorp Consultoria e Corretora de Seguros	24,000	105,215

Raia Drogasil	10,053	175,801

Rumo *	54,609	252,078

Sao Martinho	49,000	237,683

Smiles Fidelidade	2,200	27,543

Sul America	17,938	143,281

Suzano	4,276	44,602

Transmissora Alianca de Energia Eletrica	15,732	105,961

Ultrapar Participacoes	8,200	43,979

Vale	28,107	360,128

Vale ADR, Cl B	15,244	194,818

		6,700,425

CANADA — 2.0%

Agnico Eagle Mines	1,814	75,122

Air Canada, Cl B	4,500	108,024

Algonquin Power & Utilities	4,700	53,641

Aritzia *	13,104	190,051

Atco, Cl I	1,300	44,588

Bank of Montreal	2,400	189,571

Bank of Nova Scotia	7,100	391,011

Barrick Gold	1,835	23,326

Bausch Health *	5,564	128,499

BCE	6,053	270,820

Boralex	4,900	66,896

CAE	12,629	293,737

Canadian Apartment Properties ‡	1,800	64,398

Canadian Imperial Bank of Commerce	1,800	151,570

Canadian National Railway	2,487	231,009

Canadian Pacific Railway	2,562	574,035

Canadian Tire, Cl A	1,200	132,083

Canopy Growth *	6,500	328,324

Cargojet	837	49,075

Celestica *	20,300	144,708

CGI, Cl A *	1,100	79,177

Chartwell Retirement Residences	9,400	103,072

Choice Properties Real Estate Investment Trust ‡	16,277	165,723

CI Financial	6,350	91,337

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

CANADA (continued)

Cogeco	2,100	$129,006

Cogeco Communications	1,155	76,704

Constellation Software	710	626,461

Descartes Systems Group *	3,800	151,750

Dollarama	3,000	90,110

Domtar	7,200	352,080

Emera	3,000	112,660

Empire	11,898	264,656

Enbridge	13,558	500,833

Extendicare	7,542	45,994

Fairfax Financial Holdings	200	95,377

First Capital Realty	2,624	41,817

Fortis	5,164	190,879

Franco-Nevada	1,000	71,650

Genworth MI Canada	4,200	130,511

George Weston	18	1,344

Gildan Activewear	4,089	150,777

H&R Real Estate Investment Trust ‡	4,100	70,052

Hardwoods Distribution	8,800	83,750

Hydro One	6,840	110,690

Kinaxis *	3,658	199,897

Kinross Gold *	26,437	84,065

Magna International	4,500	250,380

Maple Leaf Foods	4,400	102,668

MCAN Mortgage	5,700	67,267

Methanex	1,600	87,709

Morneau Shepell	8,882	184,376

Newmont Goldcorp	1,344	41,533

Norbord	4,400	112,061

North West	1,900	40,136

Open Text	10,056	386,567

Parkland Fuel	8,239	253,929

Pembina Pipeline	4,300	153,743

Quebecor, Cl B	7,700	192,026

Restaurant Brands International	2,600	169,698

RioCan ‡	3,700	71,144

Ritchie Bros Auctioneers	1,600	55,678

Saputo	4,400	150,455

Sienna Senior Living	3,959	54,611

SNC-Lavalin Group	912	22,737

SSR Mining *	2,288	26,335

Stantec	2,200	55,094

TFI International	2,614	85,852

Thomson Reuters	1,000	61,798

Toromont Industries	1,419	73,794

Waste Connections	1,310	121,584

Wheaton Precious Metals	9,519	205,912

Yamana Gold	22,435	49,234

		10,607,181

COMMON STOCK (continued)

	Shares	Value

CHILE — 0.2%

AES Gener	155,600	$42,269

Aguas Andinas, Cl A	68,999	39,730

AntarChile	1,855	25,786

Antofagasta	5,378	63,677

Banco de Chile	511,509	75,046

Banco de Credito e Inversiones	471	31,360

CAP	10,807	123,468

Cia Cervecerias Unidas ADR	369	10,162

Empresa Nacional de Telecomunicaciones	3,239	33,919

Empresas CMPC	25,570	86,069

Empresas COPEC	5,934	74,471

Enel Americas	338,144	59,336

Multiexport Foods *	38,222	22,008

Parque Arauco	18,776	51,840

Quinenco	11,575	31,189

SACI Falabella	12,365	91,280

Sigdo Koppers	2,263	4,277

Vina Concha y Toro	16,185	34,076

		899,963

CHINA — 4.4%

51job ADR *	1,551	143,219

Agile Group Holdings	42,000	63,497

Agricultural Bank of China, Cl H	535,000	246,877

Alibaba Group Holding ADR *	18,459	3,425,437

Anhui Conch Cement, Cl H	107,500	655,705

Autohome ADR *	2,114	244,146

Baidu ADR *	427	70,980

Bank of China, Cl H	1,366,000	651,239

Bank of Communications, Cl H	51,000	42,972

Baoye Group, Cl H	30,000	20,536

Baozun ADR *	4,981	241,578

BYD, Cl H	67,851	461,865

BYD Electronic International	87,500	156,377

China Communications Services, Cl H	482,000	388,313

China Construction Bank, Cl H	769,935	680,151

China Medical System Holdings	66,000	58,472

China Merchants Bank, Cl H	19,028	94,233

China Mobile	48,000	457,373

China Petroleum & Chemical, Cl H	282,000	216,763

China Railway Group, Cl H	566,000	445,885

China Resources Beer Holdings	55,399	253,168

China Telecom, Cl H	504,000	260,841

China United Network Communications, Cl A	219,400	217,225

Chongqing Rural Commercial Bank, Cl H	478,000	279,069

CNOOC	184,000	332,592

Country Garden Holdings	74,000	119,233

CRRC	168,308	146,965

Ctrip.com International ADR *	6,754	297,514

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)

Datang International Power Generation, Cl H	214,000	$55,377

Dongfeng Motor Group, Cl H	70,000	67,905

Foshan Haitian Flavouring & Food, Cl A	9,212	122,083

Fujian Sunner Development, Cl A	1,300	5,108

GDS Holdings ADR *	36,926	1,444,914

Greenland Holdings Group, Cl A	86,077	95,445

Hangzhou Tigermed Consulting, Cl A	23,300	229,652

Hopefluent Group Holdings	69,762	20,187

HUYA ADR *	4,236	101,198

Industrial & Commercial Bank of China, Cl H	1,355,463	1,017,703

JD.com ADR *	2,930	88,691

Jiangsu Hengli Hydraulic, Cl A *	17,000	72,449

Jiangxi Copper, Cl H	65,000	86,172

KWG Group Holdings	64,000	74,893

Leju Holdings ADR *	4,100	7,339

Li Ning *	393,111	714,583

Maanshan Iron & Steel, Cl H	196,477	90,414

NetEase ADR	707	201,163

New Oriental Education & Technology Group ADR *	1,079	103,002

PetroChina, Cl H	566,000	359,306

Ping An Insurance Group of China, Cl H	31,951	384,684

Powerlong Real Estate Holdings	270,000	131,131

RiseSun Real Estate Development, Cl A	6,072	9,329

Sany Heavy Equipment International Holdings *	160,275	76,615

Sany Heavy Industry, Cl A	115,800	210,567

Shanghai International Airport, Cl A	17,478	183,243

Shenzhou International Group Holdings	11,814	158,578

Sihuan Pharmaceutical Holdings Group	508,000	136,636

Sino-Ocean Group Holding	126,000	56,537

Sinopec Shanghai Petrochemical, Cl H	338,000	152,955

Sinopharm Group, Cl H	225,895	886,902

Sinotrans, Cl H	160,000	65,674

Sinotruk Hong Kong	38,000	82,251

Sunac China Holdings	26,000	134,063

TAL Education Group ADR *	25,011	962,173

Tencent Holdings	56,389	2,788,972

Uni-President China Holdings	78,000	71,390

Vipshop Holdings ADR *	8,581	73,882

Want Want China Holdings	133,000	105,453

Xtep International Holdings	98,000	55,841

Yangzijiang Shipbuilding Holdings	109,800	126,745

Zhaojin Mining Industry	57,500	49,475

Zhejiang Expressway, Cl H	54,000	57,891

Zhejiang Supor, Cl A	17,622	177,272

Zhuzhou CRRC Times Electric, Cl H	15,247	77,354

COMMON STOCK (continued)

	Shares	Value

CHINA (continued)

ZTO Express Cayman ADR	4,100	$81,713

		22,927,135

COLOMBIA — 0.0%

Ecopetrol ADR	13,143	243,014

DENMARK — 1.0%

Ambu, Cl B	4,940	141,714

Carlsberg, Cl B	1,560	201,507

Chr Hansen Holding	1,064	108,537

Columbus	39,553	79,150

Danske Bank	8,041	142,608

Dfds *	3,114	147,740

DSV	607	56,083

Genmab *	7,623	1,265,480

GN Store Nord	3,228	165,224

ISS	981	30,507

Novo Nordisk, Cl B	4,201	205,433

Novo Nordisk ADR	21,464	1,051,951

Novozymes, Cl B	2,359	109,935

Orsted (B)	2,270	173,789

Pandora	1,327	55,661

Royal Unibrew	2,123	152,137

Sydbank	2,800	60,448

Topdanmark	1,247	67,181

Vestas Wind Systems	8,544	772,725

		4,987,810

EGYPT — 0.1%

Al Baraka Bank Egypt	24,447	18,396

Alexandria Mineral Oils	146,200	47,342

Commercial International Bank Egypt SAE	28,440	126,498

Eastern SAE	176,866	187,167

Egyptian International Pharmaceuticals EIPICO	11,625	50,854

ElSewedy Electric	46,800	42,575

Faisal Islamic Bank of Egypt	23,407	21,089

Sidi Kerir Petrochemicals	60,300	61,389

		555,310

FINLAND — 0.3%

Citycon	1,644	16,798

Elisa	2,886	122,454

Fortum	6,382	134,858

Huhtamaki	7,033	268,279

Kesko, Cl B	1,860	96,590

Kone, Cl B	2,863	156,897

Neste	4,722	155,921

Nokia	16,954	88,974

Orion, Cl B	2,962	98,437

Sampo, Cl A	1,391	63,592

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

FINLAND (continued)

UPM-Kymmene	7,726	$217,591

		1,420,391

FRANCE — 2.5%

Air France-KLM	9,200	106,283

Air Liquide	4,368	580,796

Airbus	14,404	1,969,043

Alten	278	30,339

Atos	1,789	184,161

AXA	33,386	889,152

BNP Paribas	9,350	497,608

Cie des Alpes	2,600	78,445

CNP Assurances	3,431	80,967

Dassault Systemes	1,652	261,350

Derichebourg	15,800	68,759

Edenred	4,421	208,311

Eiffage	1,417	147,965

Electricite de France	39,313	566,162

Engie	18,541	274,607

EssilorLuxottica *	3,116	379,199

Eurazeo	843	66,139

Gecina ‡	721	107,635

Hermes International	1,931	1,358,401

Ingenico Group	1,419	119,621

JCDecaux	3,763	123,241

Kaufman & Broad	2,600	103,699

Kering	494	291,996

L’Oreal	1,675	460,466

LVMH Moet Hennessy Louis Vuitton	699	273,656

Orange	35,990	563,719

Pernod Ricard	1,216	211,877

Peugeot	22,148	580,293

Prodware	8,000	89,280

Rubis SCA	1,583	86,644

Safran	972	141,617

Sanofi	6,007	522,087

SCOR	1,455	59,337

Suez	3,024	42,481

Teleperformance	841	161,582

TOTAL	9,443	524,747

Ubisoft Entertainment *	1,022	97,480

Unibail-Rodamco-Westfield ‡	2,317	398,260

Veolia Environnement	3,964	93,634

Virbac	442	78,725

		12,879,764

GERMANY — 2.9%

Aareal Bank	2,400	83,743

adidas	2,170	557,602

Allianz	4,040	973,319

alstria office ‡	5,456	85,550

COMMON STOCK (continued)

	Shares	Value

GERMANY (continued)

Aroundtown	68,616	$556,113

Ascendis Pharma ADR *	1,188	132,319

BASF	4,858	394,980

Bayer	384	25,558

Bechtle	328	33,625

Befesa (B)	2,474	108,358

Beiersdorf	844	92,240

Brenntag	1,164	62,745

CENTROTEC Sustainable	6,200	81,918

CropEnergies	10,900	71,519

Daimler	40,145	2,626,864

Deutsche Boerse	683	91,084

Deutsche Lufthansa	2,028	48,950

Deutsche Telekom	32,089	536,772

Deutsche Wohnen	4,607	207,051

Eckert & Ziegler Strahlen- und Medizintechnik	400	35,174

Fresenius & KGaA	2,570	145,798

Fresenius Medical Care & KGaA	2,255	189,590

Gerresheimer	1,300	97,692

Grand City Properties	5,924	139,266

HeidelbergCement	1,519	122,668

Henkel & KGaA	2,780	264,879

Innogy (B)	4,942	229,423

KION Group	1,170	80,101

Kloeckner	13,000	91,203

KWS Saat	1,510	102,464

LEG Immobilien	1,078	125,443

Leoni	3,300	76,025

Merk	1,465	155,902

MTU Aero Engines	520	122,304

Muenchener Rueckversicherungs-Gesellschaft in Muenchen	787	196,842

Puma	622	384,748

QIAGEN *	7,449	287,657

SAP	12,534	1,610,787

Scout24 (B)	4,945	254,577

Siemens	3,081	368,857

Symrise, Cl A	1,082	104,003

TAG Immobilien	9,894	222,387

Telefonica Deutschland Holding	8,989	29,198

TUI	2,748	30,595

Uniper	5,978	181,101

Wirecard	16,152	2,422,130

Wuestenrot & Wuerttembergische	3,300	67,734

		14,908,858

GREECE — 0.1%

Aegean Airlines	7,500	70,914

FF Group * (C)(D)	6,400	—

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

GREECE (continued)

Hellenic Telecommunications Organization	5,944	$82,535

Motor Oil Hellas Corinth Refineries	6,300	160,683

Mytilineos Holdings	6,400	69,378

		383,510

HONG KONG — 3.1%

3SBio (B)	188,475	348,369

AAC Technologies Holdings	18,500	119,563

AIA Group	43,218	440,455

ANTA Sports Products	15,000	105,739

ASM Pacific Technology	7,400	85,699

Ausnutria Dairy	115,000	185,588

Beijing Jingneng Clean Energy, Cl H	166,000	33,222

Beijing Tong Ren Tang Chinese Medicine	43,000	81,453

Brightoil Petroleum Holdings *(C)(D)	139,000	26,578

Cafe de Coral Holdings	16,000	39,405

China Conch Venture Holdings	156,500	528,662

China Dongxiang Group	333,000	49,240

China Everbright	28,000	50,969

China Evergrande Group	26,000	83,355

China Hongqiao Group	74,000	60,937

China Huishan Dairy Holdings *(C)(D)	166,000	8,887

China Lilang	44,000	45,880

China Mengniu Dairy	33,122	122,443

China Resources Cement Holdings	361,000	361,239

China Resources Gas Group	30,000	138,818

China Resources Power Holdings	70,000	97,976

China Sanjiang Fine Chemicals	207,000	54,093

China SCE Group Holdings	288,000	135,835

China Suntien Green Energy, Cl H	212,000	61,075

China Tower, Cl H (B)	316,000	85,397

China Vanke, Cl H	20,600	79,697

China Water Affairs Group	36,000	37,034

China XLX Fertiliser	159,000	56,751

China Zhongwang Holdings	65,200	35,572

CIMC Enric Holdings	294,602	286,160

CLP Holdings	18,500	209,766

Country Garden Services Holdings *	112,828	208,547

CSPC Pharmaceutical Group	92,000	177,320

CT Environmental Group	250,000	10,835

Dali Foods Group (B)	58,500	41,611

Dawnrays Pharmaceutical Holdings	407,000	74,191

Far East Horizon	125,000	138,786

Fu Shou Yuan International Group	88,678	75,963

Fullshare Holdings	117,500	13,181

Galaxy Entertainment Group	180,036	1,346,001

Geely Automobile Holdings	54,674	109,699

Greentown Service Group	91,410	78,886

Guangdong Investment	72,000	134,917

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)

Guangnan Holdings	268,000	$35,188

Guangzhou Automobile Group, Cl H	54,800	58,888

Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	113,999

Guangzhou R&F Properties	40,000	79,441

Haier Electronics Group	33,000	94,438

Hang Seng Bank	8,800	231,083

Health & Happiness H&H International Holdings *	7,500	45,986

Henderson Land Development	10,917	67,215

HK Electric Investments & HK Electric Investments	39,000	38,181

HKBN	56,000	100,224

HKT Trust & HKT	92,000	142,607

Holly Futures, Cl H	37,000	6,367

Hong Kong & China Gas	85,190	203,288

Hongkong Land Holdings	6,800	47,396

Hua Han Health Industry Holdings *(C)(D)	564,000	—

Hua Hong Semiconductor (B)	47,000	111,077

Huaneng Renewables, Cl H	152,000	43,789

Hysan Development	4,000	22,384

Jardine Matheson Holdings	2,400	157,920

Jardine Strategic Holdings	2,300	86,986

Jiangsu Expressway, Cl H	44,000	62,594

Kerry Properties	25,000	106,759

Kingboard Holdings	16,500	53,739

Kingboard Laminates Holdings	37,000	38,817

Kingdee International Software Group	157,992	193,341

Kunlun Energy	126,000	132,990

Lee & Man Paper Manufacturing	151,000	122,420

Lenovo Group	172,000	159,397

Link ‡	9,500	110,806

LK Technology Holdings	500,000	62,462

Longfor Group Holdings	39,500	145,517

Lonking Holdings	232,000	78,666

Luzheng Futures, Cl H	136,000	21,670

MGM China Holdings	426,291	878,144

Modern Land China	132,000	21,874

MTR	19,000	113,107

NagaCorp	188,759	242,060

New World Development	735,125	1,216,337

Nine Dragons Paper Holdings	668,000	617,352

NWS Holdings	27,000	56,101

Overseas Chinese Town Asia Holdings	16,000	6,792

Pacific Online	19,604	4,498

Ping An Healthcare and Technology * (B)	13,852	67,805

Shanghai Haohai Biological Technology, Cl H (B)	7,100	45,525

Shanghai Prime Machinery, Cl H	402,000	57,393

Shangri-La Asia	58,000	82,215

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

HONG KONG (continued)

Shenzhen International Holdings	40,780	$87,956

Shui On Land	255,500	62,208

Springland International Holdings	224,000	47,114

SSY Group	76,690	72,439

Stella International Holdings	30,000	53,309

Sunny Optical Technology Group	29,031	353,969

Superb Summit International Group *(C)(D)	75,000	—

Swire Pacific, Cl A	4,000	50,632

Swire Properties	17,800	72,268

Techtronic Industries	47,075	340,245

Tianyun International Holdings	747,600	116,265

Tibet Water Resources *	142,000	41,452

Time Watch Investments	140,000	18,917

Times China Holdings	38,000	69,075

Tonly Electronics Holdings	800	701

Town Health International Medical Group *	1,086,000	47,760

Vinda International Holdings	34,000	65,185

Vitasoy International Holdings	28,000	140,985

VTech Holdings	9,000	82,086

WH Group (B)	377,500	447,526

Wharf Real Estate Investment	13,000	99,595

Wuxi Biologics Cayman * (B)	14,807	148,923

Xinyi Solar Holdings	342,000	194,873

Yihai International Holding	37,961	187,269

Yue Yuen Industrial Holdings	19,000	61,398

Yuzhou Properties	192,000	101,326

Zhongsheng Group Holdings	43,500	114,229

		15,928,337

HUNGARY — 0.1%

Magyar Telekom Telecommunications	120,400	189,679

Magyar Telekom Telecommunications ADR	1,776	13,444

OTP Bank Nyrt	11,209	496,771

		699,894

INDIA — 2.5%

Aarti Industries	8,119	189,412

Aditya Birla Capital	34,949	49,117

Amara Raja Batteries	3,708	35,311

Ambuja Cements	16,467	52,204

Ashok Leyland	38,492	48,119

Asian Paints	3,335	70,156

Bajaj Auto	1,435	61,566

Berger Paints India	16,903	77,511

Bharti Airtel	26,329	121,247

Bharti Infratel	16,963	64,032

Biocon	16,239	138,567

Britannia Industries	1,838	76,530

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)

Chennai Petroleum	21,500	$78,376

Cholamandalam Investment and Finance	5,470	109,221

Cipla	10,643	86,455

Coal India	13,290	48,180

Container of India	2,743	19,450

Cummins India	4,414	46,115

Dabur India	24,824	142,083

Datamatics Global Services	31,400	45,416

Eicher Motors	215	62,961

Firstsource Solutions	92,100	66,936

GAIL India	652	3,337

Ganesh Housing	48,700	40,855

GHCL	38,600	140,545

Godrej Properties *	12,313	146,916

Gujarat Industries Power	35,700	35,570

Gujarat Mineral Development	52,800	55,910

Gujarat Narmada Valley Fertilizers & Chemicals	7,500	33,799

HCL Technologies	3,379	57,489

HDFC Bank ADR	13,182	1,511,316

Hero MotoCorp	1,088	39,292

Hinduja Global Solutions	6,810	61,066

Hindustan Petroleum	41,200	172,521

Hindustan Unilever	4,509	113,947

Housing Development Finance	3,459	99,216

ICICI Bank ADR	25,928	296,876

ICICI Lombard General Insurance (B)	14,946	234,944

Indian Bank	6,100	22,127

Indian Hotels	106,187	235,645

Indraprastha Gas	54,676	245,891

IndusInd Bank	3,140	72,525

Infinite Computer Solutions India *	15,900	108,299

Info Edge India	10,763	299,158

Infosys ADR	13,920	149,779

InterGlobe Aviation (B)	3,998	87,198

Ipca Laboratories	10,166	139,218

IRB Infrastructure Developers	81,000	142,077

JK Paper	29,100	57,841

JSW Steel	6,672	29,579

Jubilant Life Sciences	6,900	65,559

Karnataka Bank	27,500	50,134

Kotak Mahindra Bank	10,845	216,195

L&T Technology Services (B)	6,392	159,658

Larsen & Toubro	8,203	159,045

Lupin	5,900	73,973

Mahindra & Mahindra	3,726	34,569

Manappuram Finance	30,500	51,722

Maruti Suzuki India	681	65,271

Mastek	7,100	49,274

Mindtree	13,135	185,306

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

INDIA (continued)

MOIL	32,644	$72,207

Nandan Denim	75,791	51,760

Nestle India	405	63,500

NHPC	443,670	148,945

NMDC	26,177	37,805

NR Agarwal Industries	4,200	18,194

NTPC	51,242	98,758

Nucleus Software Exports	22,500	121,827

Oil India	51,808	134,708

Oracle Financial Services Software	1,104	55,868

PDS Multinational Fashions *	5,221	19,367

Persistent Systems	9,700	88,732

Petronet LNG	17,434	60,445

Phoenix Mills	4,814	41,542

Polyplex	8,500	62,748

Power Finance *	87,063	144,701

Power Grid Corp of India	47,177	126,432

Prestige Estates Projects	10,716	40,250

RBL Bank (B)	13,622	132,952

REC	44,300	93,977

Reliance Capital	20,500	39,185

Reliance Industries	94,141	1,885,155

Reliance Infrastructure	18,100	28,079

SJVN	200,000	69,155

Sonata Software	9,200	43,828

TAKE Solutions	30,000	63,598

Tata Communications	8,023	64,728

Tata Consultancy Services	15,901	516,749

Tech Mahindra	1,727	20,760

Titan	7,664	127,658

Torrent Power	30,000	109,210

Trident	38,000	35,813

Uflex	16,200	53,477

UltraTech Cement	1,100	73,015

United Spirits *	7,520	60,665

UPL	2,988	41,634

Vardhman Textiles	4,300	69,652

Varun Beverages	22,777	286,785

Venky’s India	94	2,698

Voltas	17,331	150,177

West Coast Paper Mills	14,400	50,703

WNS Holdings ADR *	3,294	188,252

		13,028,301

INDONESIA — 0.8%

Ace Hardware Indonesia	1,146,822	132,790

Adaro Energy	758,600	69,472

Aneka Tambang	938,800	56,987

Astra International	304,000	162,667

Bank Central Asia	329,877	665,542

COMMON STOCK (continued)

	Shares	Value

INDONESIA (continued)

Bank Mandiri Persero *	58,090	$31,491

Bank Pembangunan Daerah Jawa Timur	990,500	47,266

Bank Rakyat Indonesia Persero *	1,983,379	608,236

Bank Tabungan Pensiunan Nasional Syariah *	1,538,828	266,730

Bekasi Fajar Industrial Estate	4,561,000	94,741

Bumi Serpong Damai *	736,900	74,207

Hanjaya Mandala Sampoerna	250,700	61,575

Hanson International *	4,952,300	34,406

Indah Kiat Pulp & Paper	132,400	68,755

Indocement Tunggal Prakarsa	168,800	260,603

Indofood CBP Sukses Makmur	100,800	68,792

Indofood Sukses Makmur	112,700	54,966

Kalbe Farma	286,200	31,030

Lippo Cikarang *	259,900	33,742

Mandala Multifinance	460,101	32,126

Mitra Adiperkasa	1,190,800	83,147

Mitra Pinasthika Mustika *	573,500	51,514

Pakuwon Jati	2,296,600	115,233

Perusahaan Gas Negara Persero	455,100	74,094

Perusahaan Perkebunan London Sumatra Indonesia	1,668,900	127,656

Samindo Resources TBK	491,100	41,528

Saratoga Investama Sedaya	7,211	1,872

Semen Indonesia Persero	123,426	116,930

Sri Rejeki Isman	2,032,600	47,927

Summarecon Agung	1,315,000	103,354

Surya Citra Media	302,900	39,536

Telekomunikasi Indonesia Persero	1,061,747	282,387

Tunas Baru Lampung	836,100	49,579

Unilever Indonesia	5,000	15,965

United Tractors	61,400	117,091

Waskita Karya Persero *	644,100	95,824

		4,219,761

IRELAND — 0.6%

Accenture PLC, Cl A	2,052	374,839

Bank of Ireland Group *	18,605	118,736

CRH PLC	3,581	120,213

Experian	3,030	87,912

Horizon Pharma *	1,400	35,742

Icon PLC *	761	103,937

Irish Residential Properties ‡	26,349	46,694

James Hardie Industries	4,582	62,276

Kerry Group, Cl A	909	101,750

Paddy Power Betfair	364	30,489

Ryanair Holdings ADR *	15,731	1,221,355

Seagate Technology	13,800	666,816

		2,970,759

ISRAEL — 0.4%

Amot Investments	15,663	92,290

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

ISRAEL (continued)

Bank Hapoalim	14,251	$104,765

Bezeq The Israeli Telecommunication	230,685	157,724

Check Point Software Technologies *	1,000	120,760

Delta Galil Industries	1,492	44,951

Elbit Systems	1,290	179,556

International Flavors & Fragrances	917	125,693

Israel Discount Bank, Cl A	83,040	323,579

Melisron	1,774	89,540

Mizrahi Tefahot Bank	3,810	82,374

Nice ADR *	967	133,311

Oil Refineries *	133,566	65,559

Paz Oil	847	123,332

Rami Levy Chain Stores Hashikma Marketing 2006	1,384	72,278

Reit 1 ‡	8,106	36,836

Shapir Engineering and Industry	17,350	62,496

Teva Pharmaceutical Industries ADR *	9,177	139,674

		1,954,718

ITALY — 1.1%

ACEA	7,000	127,033

Amplifon	12,043	231,383

Assicurazioni Generali	4,226	82,000

ASTM	2,500	63,651

Atlantia	55,310	1,508,714

Bio On Spa *	1,150	71,199

Brembo	3,998	52,465

Cementir Holding	2,606	18,911

Davide Campari-Milano	37,845	381,387

De’ Longhi	2,186	56,000

DiaSorin	2,496	243,839

Enav (B)	5,506	30,038

Enel	59,768	378,016

Eni	14,754	251,830

Ferrari	1,151	155,884

FinecoBank Banca Fineco	5,360	70,548

FNM	70,000	40,041

IMA Industria Macchine Automatiche	324	25,438

Infrastrutture Wireless Italiane (B)	5,977	49,474

Interpump Group	2,303	86,481

Intesa Sanpaolo	33,239	87,126

Iren	46,300	108,223

Leonardo	17,501	202,083

Mediobanca Banca di Credito Finanziario	4,445	47,113

Moncler	1,756	72,026

Piaggio & C	47,696	131,601

Pirelli & C * (B)	104,262	761,050

Prysmian	2,315	44,634

Reply	1,108	72,079

Snam	19,573	99,601

COMMON STOCK (continued)

	Shares	Value

ITALY (continued)

Telecom Italia *	462,776	$258,799

Terna Rete Elettrica Nazionale	10,319	61,781

Unione di Banche Italiane	15,937	49,693

		5,920,141

JAPAN †— 4.2%

Activia Properties ‡	8	33,421

Adastria	4,500	110,765

ADEKA	1,400	21,048

Advance Residence Investment ‡	8	22,326

Aichi Steel	3,500	107,476

Aiphone	4,800	75,787

Air Water	3,500	53,445

Aisan Industry	7,800	52,686

Aisin Seiki	1,500	58,273

Ajinomoto	4,200	68,088

ANA Holdings	5,800	203,124

Anritsu	3,964	69,194

Araya Industrial	4,000	56,445

Asahi Group Holdings	4,900	213,038

Asahi Kasei	13,000	134,192

Asanuma	2,800	62,049

Astellas Pharma	6,055	82,681

Bridgestone	2,900	115,237

Calbee	4,000	110,597

Canon	4,600	128,082

Central Japan Railway	600	129,225

Chugai Pharmaceutical	1,305	82,912

Chugoku Electric Power	7,300	87,104

Cosmo Energy Holdings	6,500	134,779

Daicel	2,200	24,676

Daito Trust Construction	727	97,223

Daiwa House Investment, Cl A ‡	38	87,261

East Japan Railway	1,000	94,314

Eco’s	3,100	41,160

Eisai	874	50,861

FALCO HOLDINGS	4,800	61,473

FANUC	2,278	428,988

FJ Next	9,100	72,942

Fuji	6,400	96,544

FUJIFILM Holdings	2,600	121,642

GLP J-Reit ‡	84	90,380

Grandy House	13,900	56,137

GungHo Online Entertainment	35,400	110,658

Gunma Bank	27,900	110,537

Hisamitsu Pharmaceutical	700	29,761

Hitachi High-Technologies	4,145	185,244

Hokko Chemical Industry	18,700	88,156

IBJ Leasing	2,200	51,717

Idemitsu Kosan	3,676	119,248

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

ITOCHU	71,200	$1,284,063

Japan Aviation Electronics Industry	10,200	164,605

Japan Exchange Group	3,800	61,987

Japan Post Holdings	4,000	44,727

Japan Prime Realty Investment ‡	14	56,012

Japan Real Estate Investment ‡	10	55,421

Japan Retail Fund Investment ‡	19	36,292

JSR	2,800	42,687

JTEKT	10,800	139,604

JXTG Holdings	34,250	166,722

Kaga Electronics	3,700	68,394

Kaneka	5,400	208,749

Kansai Electric Power	11,100	133,984

Kao	2,300	177,775

KDDI	7,934	182,191

Keio	1,039	62,729

Kewpie	4,500	104,312

Keyence	1,898	1,187,051

Kitagawa	3,700	77,383

Kitano Construction	2,400	65,130

Kobe Bussan	3,846	153,231

Konami Holdings	1,700	77,597

Konica Minolta	12,900	129,678

Kuraray	1,400	18,803

M3	5,400	96,324

Makino Milling Machine	2,400	101,608

Makita	2,600	95,188

Maruichi Steel Tube	800	22,132

MEIJI Holdings	1,100	86,617

Meiko Electronics	5,900	115,705

MINEBEA MITSUMI	7,190	128,293

Mitsubishi Motors	6,700	37,636

Mitsubishi Tanabe Pharma	2,200	27,764

Mitsui	16,648	269,474

Mizuho Financial Group	318,200	497,626

Mory Industries	3,000	68,817

MS&AD Insurance Group Holdings	2,200	68,294

NEC	1,900	64,232

NET One Systems	10,495	272,801

NH Foods	3,000	121,175

Nichias	8,468	163,722

Nidec	400	57,269

Nihon Unisys	5,306	136,035

Nintendo	600	206,249

Nippon Building Fund ‡	16	103,087

Nippon Carbon	5,200	230,261

Nippon Chemi-Con	2,900	59,352

Nippon Prologis ‡	30	64,459

Nippon Telegraph & Telephone	23,000	956,788

Nishi-Nippon Financial Holdings	5,800	47,957

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

Nissan Chemical	2,200	$98,249

Nissin Electric	11,500	109,262

Nissin Foods Holdings	900	59,646

NOF	2,100	75,034

Nomura	4,612	128,726

Nomura Real Estate Holdings	4,900	104,187

Nomura Real Estate Master Fund ‡	52	76,180

Nomura Research Institute	1,430	70,147

NTT Data	5,000	58,387

NTT DOCOMO	6,498	141,243

Obic	500	58,012

Ono Pharmaceutical	5,000	95,027

Oriental Land	700	77,489

Orix JREIT ‡	37	64,987

Osaka Gas	7,300	135,212

Otsuka Holdings	1,061	37,896

Paltac	3,492	192,648

Raysum	10,600	96,254

Recruit Holdings	27,016	811,999

Resona Holdings	83,600	355,228

Ricoh	5,700	57,767

Ryoden	5,800	79,565

Sakai Heavy Industries	3,500	99,955

Sakai Ovex	4,400	68,516

San-In Godo Bank	17,300	114,622

Sanko Metal Industrial	2,900	69,992

SCSK	3,185	151,087

Sekisui House	3,700	59,749

SG Holdings	4,619	123,814

Shimadzu	8,024	214,942

Shimamura	500	37,438

Showa	4,200	61,735

Showa Denko	3,500	119,663

SoftBank Group	2,700	284,804

Sojitz	21,300	73,625

Soken Chemical & Engineering	4,900	69,297

Sompo Holdings	2,900	109,093

Sumitomo	13,612	195,228

Sumitomo Mitsui Financial Group	4,000	145,634

T&D Holdings	4,500	48,762

Tachibana Eletech	3,700	57,786

Taiheiyo Cement	1,800	57,971

Taisho Pharmaceutical Holdings	489	45,419

Takeda Pharmaceutical	5,700	211,363

TechnoPro Holdings	4,250	255,921

Teijin	3,000	51,583

THK	3,000	79,034

Toho Gas	1,900	78,418

Tohoku Electric Power	11,000	125,749

Tokai Rika	31,300	545,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

JAPAN (continued)

Tokio Marine Holdings	2,700	$136,758

Tokyo Gas	6,064	154,269

Tokyo Tatemono	13,371	150,870

Tomoku	4,400	70,090

Toray Industries	15,000	102,460

Towa Bank	7,600	48,696

Toyo Suisan Kaisha	2,000	76,312

Toyota Motor	4,634	288,090

Trend Micro	1,400	69,955

Ulvac	2,100	70,675

United Arrows	5,550	175,696

United Urban Investment ‡	38	60,739

USS	6,900	132,312

Wacoal Holdings	1,200	29,619

Yachiyo Industry	3,500	23,763

Yamaguchi Financial Group	10,200	75,536

Yokogawa Electric	9,672	202,940

Yotai Refractories	7,900	37,094

Yushiro Chemical Industry	6,800	81,261

		21,555,508

MALAYSIA — 0.5%

Allianz Malaysia	8,400	27,631

AMMB Holdings	107,200	115,899

Asia File	11,700	7,018

Berjaya Sports Toto	73,000	46,436

Capitaland Malaysia Mall Trust ‡	92,100	24,727

Dialog Group	101,400	78,972

DiGi.Com	117,800	131,063

Favelle Favco	12,700	8,294

Fraser & Neave Holdings	6,400	54,024

HAP Seng Consolidated	16,100	38,474

Heineken Malaysia	8,900	52,739

Hong Leong Bank	9,641	46,590

I-BHD	118,300	12,017

IGB ‡	100,100	45,032

IHH Healthcare	77,600	104,355

IOI Properties Group	134,500	44,568

Kenanga Investment Bank	52,900	7,485

Kuala Lumpur Kepong	9,700	58,043

Kumpulan Fima	88,800	35,653

Lii Hen Industries	16,800	10,930

Magni-Tech Industries	57,300	64,444

Magnum	50,700	29,798

Malayan Banking	25,300	56,603

Malaysia Airports Holdings	31,100	57,393

Malaysia Building Society	469,600	113,013

Malaysian Pacific Industries	72,048	170,775

MISC	36,400	60,747

My EG Services	212,100	76,950

COMMON STOCK (continued)

	Shares	Value

MALAYSIA (continued)

Padini Holdings	219,832	$204,173

Pantech Group Holdings	307,949	42,828

Paramount	107,800	55,275

Petron Malaysia Refining & Marketing	33,600	55,343

Petronas Chemicals Group	63,300	137,792

Petronas Dagangan	14,000	81,877

Public Bank	4,200	22,857

Sarawak Oil Palms	46,500	29,467

Sunway ‡	86,000	38,897

Sunway Construction Group	1,680	813

Ta Ann Holdings	99,900	56,782

Tan Chong Motor Holdings	10,700	4,218

Tenaga Nasional	47,830	142,061

		2,452,056

MEXICO — 0.5%

Alpek, Cl A	44,400	54,453

Alsea *	19,600	43,774

America Movil, Ser L	78,639	58,364

America Movil ADR, Cl L	10,536	155,617

Arca Continental	13,200	75,066

Becle	25,600	39,512

Bio Pappel *	41,926	53,099

Cia Minera Autlan	40,637	23,365

Concentradora Fibra Danhos ‡	25,800	37,806

Concentradora Hipotecaria SAPI ‡	36,100	33,324

Consorcio ARA	265,100	70,618

Credito Real SOFOM ER	9,900	11,437

Fibra Shop Portafolios Inmobiliarios SAPI ‡	6,801	2,978

Genomma Lab Internacional, Cl B *	19,000	15,214

Gentera	49,400	45,158

Gruma, Cl B	3,300	32,986

Grupo Aeroportuario del Centro Norte, Cl B	9,319	57,390

Grupo Aeroportuario del Centro Norte ADR	3,370	165,737

Grupo Aeroportuario del Pacifico, Cl B	20,200	204,688

Grupo Cementos de Chihuahua	14,095	80,729

Grupo Financiero Banorte, Cl O	62,161	393,864

Grupo Financiero Inbursa, Cl O	1,926	2,943

Grupo Lala, Cl B	27,800	37,159

Grupo Sanborns	31,643	31,380

Grupo Televisa	11,800	24,039

Industrias Bachoco	2,179	8,914

Industrias Penoles	6,500	74,745

Infraestructura Energetica Nova	12,800	55,939

Inmobiliaria Vesta	27,100	42,527

Macquarie Mexico Real Estate Management ‡ (B)	39,400	46,741

Mexichem	26,213	60,880

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

MEXICO (continued)

Nemak (B)	140,300	$77,115

PLA Administradora Industrial S de RL ‡	15,100	25,210

Prologis Property Mexico ‡	76,800	164,273

Promotora y Operadora de Infraestructura	6,000	60,896

Regional	3,800	20,566

Wal-Mart de Mexico	136,890	402,198

		2,790,704

NETHERLANDS — 2.2%

ABN AMRO Group (B)	1,957	46,029

Accell Group	2,307	65,724

Aegon	88,600	462,686

Akzo Nobel	3,228	274,075

Altice Europe, Cl A *	13,102	41,441

ASML Holding	2,006	417,454

ASML Holding, Cl G	6,719	1,403,062

BE Semiconductor Industries	3,100	89,080

Cimpress *	500	45,200

Core Laboratories	12,535	794,594

Eurocommercial Properties ‡	1,243	36,025

Heineken	1,296	139,894

IMCD	769	62,101

ING Groep	16,703	212,745

InterXion Holding *	18,618	1,288,180

Koninklijke Ahold Delhaize	15,387	370,359

Koninklijke KPN	35,292	108,301

Koninklijke Philips Electronics	25,876	1,101,844

Koninklijke Vopak	764	34,062

LyondellBasell Industries, Cl A	4,500	397,035

NN Group	14,892	648,408

NXP Semiconductors	4,349	459,341

OCI *	52,344	1,517,634

Royal Dutch Shell, Cl A	11,451	365,837

SBM Offshore	2,147	39,781

Signify (B)	6,340	190,076

Unilever	8,468	512,498

uniQure *	1,602	90,016

Van Lanschot Kempen	2,700	70,106

Wolters Kluwer	2,415	168,425

Yandex, Cl A *	2,027	75,871

		11,527,884

NEW ZEALAND — 0.2%

a2 Milk *	7,025	78,685

Auckland International Airport	13,743	73,156

Contact Energy	9,672	43,346

Fletcher Building	25,214	86,897

Mercury NZ	10,568	26,116

New Zealand Refining	32,700	45,428

Precinct Properties New Zealand ‡	52,735	56,355

COMMON STOCK (continued)

	Shares	Value

NEW ZEALAND (continued)

SKYCITY Entertainment Group	33,207	$90,490

Spark New Zealand	25,839	63,337

Summerset Group Holdings	10,482	39,275

Warehouse Group	47,400	67,749

Xero *	2,453	94,157

Z Energy	17,191	72,680

		837,671

NORWAY — 0.4%

Atea	4,714	67,316

DNB	6,010	115,394

Entra (B)	3,824	55,405

Equinor	7,649	170,624

Europris (B)	14,409	44,960

Gjensidige Forsikring	6,010	116,718

Kongsberg Gruppen	4,727	68,488

Mowi	5,581	120,903

Nordic Nanovector *	2,493	13,263

Petroleum Geo-Services *	69,057	152,763

Salmar	1,212	55,069

Sbanken (B)	3,289	32,366

Scatec Solar (B)	6,090	57,741

Schibsted, Cl A	5,256	137,927

SpareBank 1 SR-Bank	12,000	138,604

Telenor	10,420	209,186

Tomra Systems	5,573	167,821

Yara International	3,373	152,123

		1,876,671

PAKISTAN — 0.1%

Engro Fertilizers	165,000	81,075

Interloop *	155,250	48,388

Meezan Bank	258,500	177,456

Nishat Mills	52,900	45,375

		352,294

PANAMA — 0.1%

Copa Holdings, Cl A	3,700	308,062

PERU — 0.1%

Credicorp	844	199,944

Empresa Siderurgica del Peru SAA	111,989	30,144

Ferreycorp SAA	81,200	60,166

		290,254

PHILIPPINES — 0.4%

Bank of the Philippine Islands	26,351	42,905

BDO Unibank	85,590	220,083

Cebu Air	44,900	70,651

D&L Industries	176,200	36,922

DMCI Holdings	365,300	78,230

Globe Telecom	1,500	51,235

Jollibee Foods	12,840	75,050

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

PHILIPPINES (continued)

Lopez Holdings	926,500	$85,694

LT Group	134,000	41,245

Manila Electric	10,320	76,243

Megaworld	2,997,000	322,057

PLDT	2,510	59,243

Robinsons Land *	42,085	19,786

Semirara Mining & Power, Cl A	203,760	93,254

SM Investments	3,190	58,153

SM Prime Holdings	175,212	139,362

Top Frontier Investment Holdings *	5,155	26,708

Universal Robina	27,230	79,580

Vista Land & Lifescapes	254,900	35,756

Wilcon Depot	1,101,580	352,590

		1,964,747

POLAND — 0.5%

Agora	1,908	6,241

Amica	2,033	69,160

Asseco Poland	2,655	36,822

Atal	895	9,345

Bank Millennium *	17,123	43,217

Bank Polska Kasa Opieki	1,413	42,041

Boryszew *	40,500	47,850

CD Projekt *	11,278	634,221

ComArch	122	5,970

Cyfrowy Polsat	15,386	106,695

Dino Polska * (B)	11,006	365,767

Dom Development	1,398	29,632

Energa	58,500	114,812

Grupa Azoty	2,248	24,354

Grupa Kety	447	40,472

ING Bank Slaski	696	35,151

Jastrzebska Spolka Weglowa *	9,360	142,184

LPP	38	85,169

Neuca	1,225	88,474

PGE Polska Grupa Energetyczna *	54,421	135,574

PLAY Communications (B)	5,012	30,900

Polimex-Mostostal *	27,774	19,260

Polski Koncern Naftowy ORLEN	12,980	332,597

Polskie Gornictwo Naftowe i Gazownictwo	15,801	23,982

Powszechny Zaklad Ubezpieczen	4,050	44,512

Stalexport Autostrady	19,326	17,625

Tauron Polska Energia	52,238	23,676

Wirtualna Polska Holding	524	8,227

Zespol Elektrowni Patnow Adamow Konin	9,427	17,515

		2,581,445

PORTUGAL — 0.1%

Banco Comercial Portugues, Cl R *	432,333	121,275

COMMON STOCK (continued)

	Shares	Value

PORTUGAL (continued)

Banco Espirito Santo *(C)(D)(E)	66,989	$7

CTT-Correios de Portugal	14,778	41,869

EDP - Energias de Portugal *	28,405	107,652

Galp Energia SGPS	7,482	125,626

Jeronimo Martins SGPS	9,418	153,379

NOS SGPS	17,249	115,789

REN - Redes Energeticas Nacionais SGPS	5,278	15,095

Semapa-Sociedade de Investimento e Gestao	2,573	42,192

		722,884

PUERTO RICO — 0.0%

OFG Bancorp	7,200	145,296

Popular	1,400	80,794

		226,090

RUSSIA — 0.6%

Lenta GDR *	22,865	81,971

LUKOIL PJSC ADR	6,028	513,502

Mail.Ru Group GDR *	2,136	49,341

Mobile TeleSystems PJSC ADR	12,200	96,136

Mosenergo PJSC ADR	50,000	86,580

Novatek GDR	2,820	543,414

Novolipetsk Steel GDR	2,649	69,774

PhosAgro PJSC GDR	5,713	71,927

Rosneft Oil PJSC GDR	26,803	178,293

Rostelecom PJSC ADR	5,333	36,638

Sberbank of Russia PJSC ADR	54,284	775,990

Surgutneftegas PJSC ADR	24,000	144,600

Tatneft PJSC ADR	4,510	316,873

		2,965,039

SINGAPORE — 0.6%

Ascendas	12,900	28,454

CapitaLand Commercial Trust ‡	44,700	63,759

CapitaLand Mall Trust ‡	21,600	38,432

Centurion	176,200	56,354

ComfortDelGro	21,000	41,534

DBS Group Holdings	63,528	1,319,510

Flex *	12,533	138,364

Genting Singapore	185,500	134,341

Hong Leong Finance	37,300	76,240

IGG	42,000	53,324

Kenon Holdings	3,003	58,892

Keppel ‡	47,560	42,661

Keppel DC ‡	180,300	200,171

Keppel Infrastructure Trust	138,632	48,416

Raffles Medical Group	35,200	27,951

SATS	8,700	33,454

Sheng Siong Group	70,400	53,314

Singapore Airlines	6,400	45,550

Singapore Exchange	10,300	55,889

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SINGAPORE (continued)

Singapore Technologies Engineering	20,000	$58,231

Singapore Telecommunications	74,300	173,172

Sunningdale Tech	45,300	44,631

Suntec Real Estate Investment Trust ‡	27,900	37,949

United Overseas Bank	4,900	100,263

Venture	4,400	54,899

Wilmar International	45,800	122,573

Yanlord Land Group	148,100	158,978

		3,267,306

SOUTH AFRICA — 1.0%

Adcock Ingram Holdings	8,800	40,503

African Rainbow Minerals	10,200	121,259

Anglo American Platinum	547	27,607

AngloGold Ashanti	4,578	55,144

ArcelorMittal South Africa *	49,852	10,629

Aspen Pharmacare Holdings	1,187	8,538

AVI	8,181	52,580

Barloworld	8,200	72,943

Bid	2,069	43,690

Bidvest Group	5,310	80,588

Capitec Bank Holdings	1,485	138,762

Clicks Group	30,842	421,849

Combined Motor Holdings	12,142	19,013

Corporate Real Estate ‡	90,826	22,540

Discovery	5,521	55,600

Emira Property Fund ‡	73,132	72,749

EOH Holdings	14,177	20,237

EPP	19,028	24,608

Exxaro Resources	28,519	325,621

FirstRand	21,332	101,269

Foschini Group	12,127	156,630

Gold Fields	6,068	22,885

Group	4,451	32,163

Growthpoint Properties ‡	17,805	30,967

Hosken Consolidated Investments	1,521	11,802

Hulamin	178,974	54,424

Impala Platinum Holdings *	20,712	82,906

KAP Industrial Holdings	21,594	11,095

Kumba Iron Ore	6,383	191,267

Liberty Holdings	6,900	49,923

Merafe Resources	1,219,900	116,831

Metair Investments	49,100	80,558

MiX Telematics ADR	3,883	69,855

MMI Holdings	14,299	17,842

Mondi	1,941	42,781

MultiChoice Group *	658	5,908

Naspers, Cl N	5,868	1,499,345

Netcare	49,850	83,565

Oceana Group	735	3,598

COMMON STOCK (continued)

	Shares	Value

SOUTH AFRICA (continued)

Pick n Pay Stores	22,194	$107,626

Remgro	4,291	58,238

Reunert	7,986	43,271

Sappi	19,769	94,223

Standard Bank Group	449	6,246

Telkom SOC	21,100	125,066

Tiger Brands	2,842	49,360

Tongaat Hulett	13,500	20,224

Tsogo Sun Holdings	70,600	106,209

Vodacom Group	2,011	16,212

Vukile Property Fund ‡	28,205	40,518

Wilson Bayly Holmes-Ovcon	15,832	125,051

Woolworths Holdings	11,784	39,302

		5,111,620

SOUTH KOREA — 2.8%

Amorepacific	890	158,473

BGF	6,367	44,912

BGF retail	370	69,208

BNK Financial Group	11,500	69,011

Celltrion *	2,027	367,867

Cheil Worldwide	3,148	68,584

Chongkundang Holdings	1,800	117,571

CJ Logistics *	1,674	225,703

CKD Bio	6,300	132,671

Cymechs	15,100	146,069

Dae Hyun	26,000	59,093

Daeduck Electronics	8,100	73,501

Daehan Steel	10,000	55,815

Daelim Industrial	1,502	124,465

Daewon San Up	3,484	20,251

Daihan Pharmaceutical	4,200	146,154

Daishin Securities	13,300	145,165

DB Insurance	988	57,851

Dong-Ah Geological Engineering	3,100	48,431

DongKook Pharmaceutical	1,000	49,309

Dongsuh	1,830	30,626

Dongwon Industries	300	68,570

Douzone Bizon	1,943	95,142

Eugene	11,200	59,157

Fila Korea	7,830	552,320

GS Engineering & Construction	814	28,291

Hanmi Science ltd	393	25,299

Hanon Systems	6,330	68,006

Hansol Chemical	671	49,112

Hanwha	2,100	53,212

Hanwha Chemical	6,704	118,223

HLB *	712	51,138

HwaSung Industrial	1,820	23,293

Hyosung	700	45,003

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)

Hyundai BNG Steel	6,200	$54,402

Hyundai Department Store	700	60,823

Hyundai Engineering & Construction	676	30,381

Hyundai Glovis	1,658	226,385

Hyundai Marine & Fire Insurance	6,600	216,111

Hyundai Mobis	797	158,629

Hyundai Motor Securities	8,000	69,854

Hyundai Steel	1,261	49,980

Industrial Bank of Korea	5,256	63,667

INTOPS	9,200	128,768

JB Financial Group	7,133	34,744

Kangwon Land	3,282	95,525

KB Financial Group	5,300	209,613

KB Financial Group ADR	300	11,859

KC	4,800	66,772

Kia Motors	3,775	146,230

Koh Young Technology	3,044	251,723

Kolmar Korea	743	47,068

Kolon Industries	936	37,019

Korea Autoglass	5,300	90,742

Korea Electric Power	7,240	175,399

Korea Real Estate Investment & Trust	30,200	67,347

Korea United Pharm	2,700	60,673

Korea Zinc	124	48,033

Kortek	3,900	51,081

KPX Chemical	1,100	53,298

KT ADR	770	9,263

KT Hitel *	4,368	18,079

KT&G	4,398	384,023

Kumho Petrochemical	526	41,336

LF	3,200	68,210

LG	1,137	71,053

LG Electronics	4,082	264,877

LG Household & Health Care	130	158,250

LG Uplus	15,645	191,520

Lotte Chemical	235	54,015

Lotte Chilsung Beverage	48	71,128

LOTTE Fine Chemical	1,448	59,623

Macquarie Korea Infrastructure Fund	11,809	113,728

Medy-Tox	302	144,543

Meritz Fire & Marine Insurance	2,426	49,428

NAVER	2,570	262,907

NongShim	172	41,301

OCI	582	46,385

Orion	1,413	117,211

Ottogi	93	57,799

Poongsan	2,100	49,976

Poongsan Holdings	1,900	66,280

POSCO Coated & Color Steel	2,800	46,501

Posco ICT	12,756	62,571

COMMON STOCK (continued)

	Shares	Value

SOUTH KOREA (continued)

PSK	6,400	$89,851

S&T Holdings	519	5,865

S-1	746	62,585

Samsung C&T	898	78,796

Samsung Card	2,300	73,047

Samsung Electronics	71,163	2,793,154

Samsung Electronics GDR	28	27,608

Samsung Fire & Marine Insurance	841	218,862

Samsung Life Insurance	992	72,098

Samsung SDS	2,521	468,310

Samsung Securities	2,400	73,244

SeAH Steel Holdings	2,320	111,219

Sebang Global Battery	1,900	77,665

SFA Engineering	3,200	114,917

Shinhan Financial Group	3,898	147,157

Silla	4,500	57,398

SK Holdings	397	87,173

SK Hynix	6,187	418,416

SK Innovation	1,489	232,626

SK Materials	408	60,109

SK Telecom	1,247	264,206

SK Telecom ADR	2,755	65,018

S-Oil	1,707	134,731

Tovis	11,300	67,520

Wins	6,000	72,936

Woongjin Coway	649	48,780

Woori Financial Group	6,791	80,517

Yuhan	307	64,520

Zeus	4,100	55,982

		14,527,939

SPAIN — 0.7%

Aena SME (B)	2,834	525,586

Almirall	4,292	69,128

Amadeus IT Group, Cl A	3,747	298,052

Bankia	30,143	83,338

Bankinter	8,632	68,914

Bolsas y Mercados Espanoles SHMSF	1,698	48,145

CaixaBank	13,160	41,905

Construcciones y Auxiliar de Ferrocarriles	1,312	61,805

Ebro Foods	3,538	74,603

Ence Energia y Celulosa	17,100	91,908

Ercros	16,545	56,376

Grifols	7,874	218,492

Grupo Catalana Occidente	875	33,073

Iberdrola	26,672	242,255

Industria de Diseno Textil	9,777	295,751

Inmobiliaria Colonial Socimi ‡	8,495	91,421

Lar Espana Real Estate Socimi ‡	7,310	57,310

Masmovil Ibercom *	9,814	215,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

SPAIN (continued)

Naturhouse Health SAU	19,700	$50,820

Prosegur Cia de Seguridad	6,681	34,755

Red Electrica	3,696	76,629

Repsol	16,497	279,952

Siemens Gamesa Renewable Energy	4,178	74,930

Telefonica	31,432	262,010

Tubacex	9,472	29,428

		3,381,671

SWEDEN — 1.3%

Alfa Laval	2,574	59,735

Assa Abloy, Cl B	6,651	141,884

Attendo (B)	7,391	40,274

Bilia, Cl A	55,200	473,700

BillerudKorsnas	4,862	66,092

BioGaia, Cl B	1,360	65,944

Bonava, Cl B	6,282	80,103

Castellum	7,198	129,413

Dios Fastigheter	7,100	50,537

Dometic Group (B)	4,963	45,381

Elekta, Cl B	19,676	233,075

Essity, Cl B	6,255	185,599

Fabege	5,889	81,758

Hemfosa Fastigheter	4,300	35,542

Hennes & Mauritz, Cl B	6,876	119,881

Hexpol	8,999	70,119

Holmen, Cl B	4,495	94,518

Kungsleden	3,068	23,292

Lundin Petroleum	4,023	131,655

Modern Times Group MTG, Cl B	2,388	30,877

Mycronic	6,629	92,834

New Wave Group, Cl B	10,700	77,063

Nobia	18,500	116,390

Nordea Bank Abp	10,795	84,965

Nordic Entertainment Group, Cl B *	2,388	60,849

Nordic Waterproofing Holding (B)	8,300	80,228

NP3 Fastigheter	12,300	97,134

Pandox, Cl B	4,352	74,602

Sandvik	10,477	193,772

Securitas, Cl B	12,255	214,204

Skanska, Cl B	2,585	44,993

SSAB, Cl B	53,550	172,483

Svenska Cellulosa SCA, Cl B	7,155	62,395

Svenska Handelsbanken, Cl A	12,595	137,459

Swedbank, Cl A	19,028	308,647

Swedish Match	3,098	150,902

Tele2, Cl B	17,145	228,729

Telefonaktiebolaget LM Ericsson, Cl B	187,907	1,859,848

Telia	43,435	184,951

Volvo, Cl B	23,400	374,512

		6,776,339

COMMON STOCK (continued)

	Shares	Value

SWITZERLAND — 3.4%

Alcon *	860	$49,526

Allreal Holding	342	54,575

Autoneum Holding	600	79,435

Baloise Holding	768	131,599

Cie Financiere Richemont	21,120	1,544,178

Comet Holding	470	46,587

Credit Suisse Group	145,273	1,938,969

dormakaba Holding	143	107,922

Emmi	52	45,802

EMS-Chemie Holding	349	211,328

Galenica (B)	2,366	120,628

Geberit	550	230,644

Givaudan	140	362,589

Helvetia Holding	170	108,028

Inficon Holding	191	107,314

Intershop Holding	128	62,684

Julius Baer Group	17,082	823,463

Kuehne + Nagel International	6,254	908,685

LafargeHolcim	23,010	1,182,849

Mobimo Holding	224	51,661

Nestle	15,158	1,458,601

Novartis	4,302	351,312

Partners Group Holding	185	139,365

Roche Holding	5,896	1,554,213

Schindler Holding	591	127,486

SGS	98	258,621

Sika	2,062	315,690

STMicroelectronics	16,598	304,936

Swiss Life Holding	1,106	520,030

Swiss Re	996	95,851

Swisscom	581	270,672

TE Connectivity	15,890	1,519,879

Tecan Group	1,022	230,287

Temenos	10,161	1,689,262

Valora Holding	210	53,482

Vetropack Holding	40	87,149

Vontobel Holding	1,388	81,799

VP Bank	700	102,086

Zurich Insurance Group	837	266,884

		17,596,071

TAIWAN — 2.3%

Accton Technology	47,000	199,249

Acer	145,000	98,306

Ardentec	92,000	94,230

Asia Vital Components	153,000	211,916

AU Optronics	87,000	31,111

AU Optronics ADR	21,662	75,600

Cathay Financial Holding	47,294	68,413

Central Reinsurance	103,000	59,332

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

TAIWAN 2.3%

Chailease Holding	48,000	$204,265

Channel Well Technology	67,000	58,867

Cheng Shin Rubber Industry	61,000	81,429

Cheng Uei Precision Industry	43,000	52,183

Chia Chang	11,000	15,912

Chicony Electronics	19,477	47,966

Chin-Poon Industrial	43,000	53,435

Chunghwa Telecom	87,000	312,514

Compal Electronics	69,000	44,547

Compeq Manufacturing	82,000	67,800

CTBC Financial Holding	118,708	80,706

CTCI	39,000	60,454

Darfon Electronics	105,000	161,742

E.Sun Financial Holding	107,645	88,308

Eclat Textile	28,060	399,547

Everlight Electronics	51,000	50,998

Far Eastern New Century	61,939	67,549

Far EasTone Telecommunications	5,000	12,265

Feng TAY Enterprise	3,000	24,320

First Financial Holding	113,038	80,661

Formosa Chemicals & Fibre	37,000	132,908

Formosa Petrochemical	71,000	263,082

Formosa Plastics	89,556	324,594

Foxconn Technology	26,000	58,225

Gamania Digital Entertainment	9,000	21,990

Getac Technology	80,000	120,255

Giant Manufacturing	46,145	351,676

Globe Union Industrial	223,000	125,930

Grand Pacific Petrochemical	420,000	288,826

HannStar Display	252,000	65,159

Hiwin Technologies	10,380	98,590

Hon Hai Precision Industry	73,319	206,188

Hota Industrial Manufacturing	15,957	58,094

Huaku Development	30,000	75,920

Hung Sheng Construction	47,200	34,444

Jarllytec	66,000	144,597

King Slide Works	5,000	52,506

King Yuan Electronics	65,000	60,160

Makalot Industrial	7,209	49,691

Mega Financial Holding	75,683	72,619

Novatek Microelectronics	87,000	567,312

Parade Technologies	11,596	196,262

Pou Chen	91,000	110,581

Powertech Technology	42,000	104,657

Realtek Semiconductor	2,000	13,527

Ruentex Industries	33,400	79,768

Shin Kong Financial Holding	483,000	136,611

Shinkong Insurance	53,000	66,548

Simplo Technology	15,000	127,180

Sitronix Technology	8,000	32,879

COMMON STOCK (continued)

	Shares	Value

TAIWAN 2.3%

St. Shine Optical	3,000	$55,920

Standard Foods	31,000	54,875

Sunny Friend Environmental Technology *	24,000	204,265

Taiflex Scientific	46,000	59,099

Taishin Financial Holding	114,000	51,649

Taiwan Cooperative Financial Holding	54,029	35,843

Taiwan Sakura	53,000	70,236

Taiwan Semiconductor Manufacturing	34,000	284,975

Taiwan Semiconductor Manufacturing ADR	43,291	1,897,012

TCI	6,090	90,854

Tong Yang Industry	69,000	98,473

TOPBI International Holdings	24,000	67,959

Topoint Technology	81,000	52,950

TTY Biopharm	15,000	39,805

TURVO International	21,000	52,125

TYC Brother Industrial	54,000	47,707

Unimicron Technology	32,000	35,675

Uni-President Enterprises	113,059	268,552

United Integrated Services	36,000	160,189

United Microelectronics	16,000	6,964

United Microelectronics ADR	71,433	155,010

Voltronic Power Technology	3,150	62,182

Wah Lee Industrial	22,000	38,517

Walsin Lihwa	383,000	214,424

Walton Advanced Engineering	134,000	48,568

Wan Hai Lines	86,000	45,364

Winbond Electronics	240,597	124,966

Winstek Semiconductor	76,000	64,192

Yuanta Financial Holding	305,000	176,677

Yungtay Engineering	15,000	31,310

Zhen Ding Technology Holding	61,000	218,132

		11,658,873

THAILAND — 0.7%

AAPICO Hitech	81,400	51,759

Advanced Info Service	24,340	144,858

Advanced Information Technology	63,300	41,836

Bangchak	144,200	146,797

Bangkok Airways	47,500	17,557

Bangkok Bank	7,190	45,719

Bangkok Dusit Medical Services, Cl F	159,617	127,494

Bangkok Expressway & Metro	95,425	32,580

Bank of Ayudhya NVDR	24,000	28,943

Central Pattana	37,000	87,502

Central Plaza Hotel	44,700	59,857

CP ALL	28,900	70,157

CP ALL NVDR	130,757	317,421

Electricity Generating	8,414	78,012

Fabrinet *	1,200	72,624

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

THAILAND (continued)

Glow Energy	10,000	$28,661

Hana Microelectronics	142,500	145,067

Home Product Center	156,100	76,766

Inoue Rubber Thailand NVDR	7,459	4,346

Kasikornbank	6,500	38,888

Kasikornbank NVDR	15,761	94,295

Kiatnakin Bank	33,400	69,049

Land & Houses NVDR	562,900	197,478

Muramoto Electron Thailand NVDR	2,100	11,906

Pruksa Holding	215,400	126,845

PTT	62,100	94,828

PTT Exploration & Production NVDR	36,200	151,377

Quality Houses	1,778,200	164,870

Sea ADR *	5,686	141,524

Siam Cement	4,700	68,016

Sino-Thai Engineering & Construction	107,100	84,707

Somboon Advance Technology	131,600	79,558

Supalai	82,200	56,902

Susco	1,073,500	100,204

Thai Beverage	123,800	76,459

Thai Oil	19,000	41,214

Thai Rayon NVDR	40,400	49,670

Thai Wah	214,100	54,657

Thanachart Capital	156,700	260,144

Thanachart Capital NVDR	9,962	16,538

Tipco Asphalt	80,100	210,129

TMB Bank	671,876	42,512

TPI Polene	711,800	44,146

		3,853,872

TURKEY — 0.4%

Akbank T.A.S.	223,160	228,886

Aksa Akrilik Kimya Sanayii	22,500	30,694

Albaraka Turk Katilim Bankasi *	260,400	62,406

Arcelik	3,715	11,418

Aygaz	23,243	35,954

BIM Birlesik Magazalar	5,479	76,259

Emlak Konut Gayrimenkul Yatirim Ortakligi ‡	110,612	27,992

Enka Insaat ve Sanayi	136,000	122,395

Eregli Demir ve Celik Fabrikalari	78,763	120,912

Global Yatirim Holding *	102,605	49,868

KOC Holding	19,076	51,791

NET Holding *	106,691	30,397

Petkim Petrokimya Holding	22,391	16,774

Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	42,625	28,646

Soda Sanayii	37,490	48,756

Tekfen Holding	15,425	68,815

Trakya Cam Sanayii	118,252	62,823

Tupras Turkiye Petrol Rafinerileri	3,381	69,865

COMMON STOCK (continued)

	Shares	Value

TURKEY (continued)

Turk Hava Yollari AO *	77,019	$184,710

Turkcell Iletisim Hizmetleri	78,776	165,027

Turkiye Garanti Bankasi *	87,470	119,766

Turkiye Sinai Kalkinma Bankasi	361,200	45,400

Turkiye Vakiflar Bankasi TAO, Cl D	166,789	112,928

Yatas Yatak ve Yorgan Sanayi ve Ticaret *	51,451	38,199

		1,810,681

UNITED ARAB EMIRATES — 0.0%

Aldar Properties PJSC	168,900	81,848

Dubai Investments PJSC	108,600	40,210

		122,058

UNITED KINGDOM — 4.3%

3i Group	7,919	110,544

Aon PLC	1,495	269,309

Ashtead Group	10,426	288,497

Assura ‡	70,788	55,016

AstraZeneca	2,550	190,402

AVEVA Group	10,670	465,274

B&M European Value Retail	39,198	201,646

BAE Systems PLC	65,060	419,102

Balfour Beatty	68,021	222,813

Barratt Developments PLC	89,794	704,657

Barrick Gold	4,614	51,142

Berkeley Group Holdings PLC	1,956	95,801

BHP Group	8,766	206,830

Biffa (B)	40,500	125,429

BTG *	4,086	44,517

Bunzl	1,986	59,798

Burford Capital	17,377	370,485

Cairn Homes *	21,123	30,373

Carnival	1,327	69,822

Centamin	26,238	30,280

Clinigen Group	4,443	57,676

Close Brothers Group	5,300	107,262

CNH Industrial	256,275	2,778,962

Coca-Cola European Partners	4,100	219,719

Compass Group	6,200	140,918

Computacenter	1,048	16,495

Cranswick	2,251	85,065

Croda International	3,566	240,922

Daily Mail & General Trust, Cl A	3,192	27,350

Dart Group	5,000	60,701

DCC	1,164	103,943

De La Rue	18,400	105,692

Dechra Pharmaceuticals	2,908	100,868

Devro	30,000	77,849

Diageo	13,858	584,321

Drax Group	55,244	245,651

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)

easyJet	54,603	$828,440

Endava ADR	3,698	122,293

Entertainment One	13,086	81,328

Euromoney Institutional Investor	1,187	19,008

Ferguson	1,378	97,752

Ferrexpo	20,100	54,334

Fresnillo	2,494	24,352

GlaxoSmithKline PLC	9,477	194,441

Glencore	24,842	98,591

Globaltrans Investment GDR	34,966	338,121

Great Portland Estates ‡	7,507	73,869

Greene King	22,356	186,866

GW Pharmaceuticals ADR *	2,091	354,027

Halfords Group	17,600	53,612

Halma	3,497	82,059

Hammerson ‡	11,740	49,280

Headlam Group	10,500	58,875

Highland Gold Mining	36,000	76,988

Hon Hai Precision Industry GDR	40,976	231,924

HSBC Holdings	28,182	245,155

Imperial Brands	6,555	208,223

Inchcape	16,400	131,415

Informa	20,054	203,712

Inmarsat	19,213	136,594

International Personal Finance	32,400	77,317

Intertek Group	702	48,974

KAZ Minerals	9,022	76,071

Land Securities Group ‡	9,295	111,874

Lloyds Banking Group	2,303,627	1,879,561

London Stock Exchange Group	1,189	77,740

LondonMetric Property ‡	8,876	23,403

Merlin Entertainments (B)	11,279	53,860

Micro Focus International	9,033	228,247

MMC Norilsk Nickel PJSC ADR	3,890	86,358

Moneysupermarket.com Group	21,097	100,056

NAC Kazatomprom JSC GDR	10,722	156,541

National Express Group	23,100	123,803

National Grid	35,600	388,138

Network International Holdings * (B)	46,555	316,287

OneSavings Bank	25,700	145,781

Oxford Biomedica *	7,518	68,526

Paddy Power Betfair	490	41,456

Petrofac	15,200	87,866

Pets at Home Group	67,800	133,855

Phoenix Group Holdings	5,485	51,677

Polymetal International	7,574	79,664

QinetiQ Group	9,100	35,765

Reckitt Benckiser Group PLC	12,818	1,035,810

Redrow	18,761	150,701

RELX	4,800	110,099

COMMON STOCK (continued)

	Shares	Value

UNITED KINGDOM (continued)

Rentokil Initial	58,423	$297,116

Rightmove	20,650	145,571

Rio Tinto	5,704	332,108

Rolls-Royce Holdings PLC	4,646	55,410

Ros Agro GDR	12,900	147,834

Segro ‡	10,170	89,967

Serco Group PLC *	43,636	70,899

Severn Trent	5,915	157,040

Shaftesbury ‡	2,959	33,164

Smith & Nephew ADR	6,700	261,635

Spirax-Sarco Engineering	1,510	162,446

St. James’s Place	4,859	71,060

Stagecoach Group	59,600	102,356

SThree	20,100	79,156

Stock Spirits Group	31,519	92,477

Subsea 7	8,900	113,062

TalkTalk Telecom Group	35,412	57,352

Tate & Lyle	23,172	231,941

TCS Group Holding GDR	14,193	282,441

Tesco	109,634	357,121

Tritax Big Box REIT ‡	18,661	36,160

Unilever	3,792	230,303

UNITE Group ‡	3,621	44,479

Vesuvius	11,168	89,927

Weir Group	12,214	264,310

Whitbread PLC	1,246	72,466

		22,483,621

UNITED STATES — 44.0%

Communication Services — 5.3%

Activision Blizzard	3,800	183,198

Alphabet, Cl A *	5,475	6,564,306

Alphabet, Cl C *	634	753,496

AT&T	37,056	1,147,254

Boingo Wireless *	10,976	249,594

Cardlytics *	6,113	95,363

Care.com *	3,500	58,625

Cars.com *	20,000	416,200

Charter Communications, Cl A *	5,113	1,897,895

Comcast, Cl A	17,238	750,370

DHI Group *	23,500	71,675

Electronic Arts *	1,900	179,835

Entercom Communications, Cl A	30,777	211,746

Facebook, Cl A *	23,345	4,514,923

Fluent *	9,657	67,889

Gannett	13,100	122,223

Liberty Media -Liberty Formula One, Cl C *	4,466	173,325

Liberty TripAdvisor Holdings, Cl A *	7,900	116,446

Lions Gate Entertainment, Cl A	15,000	218,850

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Communication Services (continued)

Lions Gate Entertainment, Cl B	20,000	$272,000

Marcus	2,690	101,198

Meet Group *	23,086	128,358

Meredith	9,000	531,000

Netflix *	1,800	666,972

New York Times, Cl A	10,500	348,075

Nexstar Media Group, Cl A	3,660	428,403

Omnicom Group	2,100	168,063

Pareteum *	29,731	135,574

QuinStreet *	9,199	131,270

Rosetta Stone *	8,677	218,834

Shenandoah Telecommunications	300	12,399

Sinclair Broadcast Group, Cl A	2,400	109,896

Spok Holdings	900	12,465

TEGNA	42,500	676,600

T-Mobile US *	15,455	1,128,061

Townsquare Media, Cl A	12,500	70,625

Verizon Communications	19,886	1,137,280

Viacom, Cl B	12,900	372,939

Walt Disney	9,318	1,276,286

Yelp, Cl A *	3,000	120,180

Zayo Group Holdings *	46,352	1,450,354

		27,290,045

Consumer Discretionary — 5.2%

1-800-Flowers.com, Cl A *	5,800	123,482

Aaron’s	1,700	94,673

Advance Auto Parts	767	127,567

Amazon.com *	2,674	5,151,515

American Eagle Outfitters	6,911	164,344

American Public Education *	2,400	76,800

Aramark	6,888	214,079

Arco Platform, Cl A *	6,614	212,508

AutoZone *	226	232,398

BBX Capital, Cl A	4,804	26,614

Beazer Homes USA *	5,900	78,411

BJ’s Restaurants	2,300	114,793

Bloomin’ Brands	4,300	85,957

BorgWarner	6,600	275,682

Boyd Gaming	4,700	135,266

Brinker International	300	12,831

Canada Goose Holdings *	2,245	119,861

Career Education *	1,500	27,225

Carriage Services, Cl A	5,411	94,963

Carrols Restaurant Group *	15,749	154,498

Century Casinos *	15,808	143,853

Cheesecake Factory	1,559	77,358

Citi Trends	3,200	59,232

Cooper Tire & Rubber	9,000	268,740

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)

Core-Mark Holding	3,000	$109,050

Crocs *	1,600	44,560

CSS Industries	2,400	16,824

Dana	7,300	142,350

Dave & Buster’s Entertainment	800	45,472

Deckers Outdoor *	1,200	189,852

Delta Apparel *	5,400	129,978

Dollar General	1,600	201,744

Dollar Tree *	6,378	709,744

Etsy *	415	28,029

Everi Holdings *	1,300	13,377

Expedia Group	2,260	293,438

Express *	13,800	50,784

Fiat Chrysler Automobiles	90,150	1,389,211

Flexsteel Industries	2,100	45,486

Gaia, Cl A *	10,682	113,016

General Motors	15,300	595,935

Genesco *	3,500	156,835

Gentex	6,000	138,180

Genuine Parts	1,395	143,043

G-III Apparel Group *	4,994	215,491

Goodyear Tire & Rubber	15,300	293,913

Groupon, Cl A *	7,900	27,808

Hasbro	1,305	132,927

Haverty Furniture	4,800	114,336

Hilton Grand Vacations *	4,794	153,600

Home Depot	4,197	854,929

Houghton Mifflin Harcourt *	28,186	200,966

HyreCar *	14,393	80,025

J Alexander’s Holdings *	3,100	34,069

K12 *	1,700	51,204

KB Home	3,500	90,685

Kohl’s	7,400	526,140

La-Z-Boy, Cl Z	3,200	104,960

Lear	1,000	143,000

LGI Homes *	2,168	150,264

Lithia Motors, Cl A	1,100	124,872

LKQ *	16,500	496,650

Lowe’s	1,758	198,900

M/I Homes *	2,800	78,876

MarineMax *	3,000	51,870

Marriott International, Cl A	3,537	482,518

MasterCraft Boat Holdings *	8,737	216,154

Mattel *	40,000	487,600

McDonald’s	6,951	1,373,309

Meritage Homes *	1,114	56,981

Modine Manufacturing *	5,200	76,908

Mohawk Industries *	2,291	312,149

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Discretionary (continued)

Monro	2,014	$168,834

Murphy USA *	1,652	141,196

NIKE, Cl B	7,040	618,323

Office Depot	110,000	264,000

O’Reilly Automotive *	413	156,349

Penn National Gaming *	1,500	32,505

Penske Automotive Group	1,719	78,937

PetMed Express	5,200	113,620

PVH	2,218	286,100

RCI Hospitality Holdings	3,400	77,418

Red Lion Hotels *	14,897	117,984

Rocky Brands	4,500	114,795

Ross Stores	2,720	265,635

RumbleON, Cl B *	16,896	82,621

Ruth’s Hospitality Group	5,803	150,762

ServiceMaster Global Holdings *	8,359	409,842

Shoe Carnival	2,600	92,716

Shutterfly *	1,900	83,277

Shutterstock	400	16,180

Six Flags Entertainment	1,493	79,263

Sleep Number *	300	10,440

Sonic Automotive, Cl A	4,400	89,012

Stamps.com *	1,580	135,564

Starbucks	4,300	334,024

Stoneridge *	2,600	81,718

Tailored Brands	6,300	51,345

Target	2,800	216,776

Thor Industries	300	19,761

TJX	17,496	960,181

TopBuild *	3,699	263,480

Tower International	9,288	216,782

Unique Fabricating	11,800	40,158

Urban Outfitters *	2,300	68,379

Whirlpool	2,800	388,696

William Lyon Homes, Cl A *	5,900	99,474

Williams-Sonoma	1,447	82,725

Winnebago Industries	2,200	77,814

Wolverine World Wide	4,746	174,700

Yum China Holdings	1,284	61,041

Yum! Brands	1,857	193,852

ZAGG *	12,400	102,176

		26,779,117

Consumer Staples — 1.8%

Altria Group	5,996	325,763

B&G Foods	4,524	117,624

Boston Beer, Cl A *	80	24,801

Bunge	8,000	419,280

Central Garden & Pet, Cl A *	200	4,896

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Consumer Staples (continued)

Church & Dwight	3,796	$284,510

Clorox	2,323	371,053

Coca-Cola Consolidated	30	9,751

Colgate-Palmolive	5,700	414,903

Estee Lauder, Cl A	1,237	212,529

Hormel Foods	10,988	438,861

Hostess Brands, Cl A *	5,940	79,596

Ingles Markets, Cl A	2,200	60,390

John B Sanfilippo & Son	2,059	148,474

Kellogg	5,200	313,560

Kimberly-Clark	3,465	444,836

Mannatech	900	16,164

McCormick	2,433	374,609

Molson Coors Brewing, Cl B	8,500	545,615

PepsiCo	6,868	879,447

Performance Food Group *	4,200	171,990

Primo Water *	9,638	151,799

Procter & Gamble	10,510	1,119,105

SpartanNash	6,000	97,020

Sysco	4,300	302,591

TreeHouse Foods *	6,494	434,968

USANA Health Sciences *	200	16,692

Village Super Market, Cl A	3,400	99,892

Walgreens Boots Alliance	10,332	553,485

Walmart	7,365	757,417

Weis Markets	900	37,845

		9,229,466

Energy — 2.3%

Apache	28,220	928,720

Apergy *	6,757	268,185

Bonanza Creek Energy *	4,900	117,943

C&J Energy Services *	3,502	49,203

Callon Petroleum *	24,790	186,173

Carrizo Oil & Gas *	6,600	84,612

Chevron	10,424	1,251,505

Concho Resources	973	112,265

CONSOL Energy *	2,500	84,750

Continental Resources *	4,351	200,102

Diamondback Energy	2,772	294,913

DMC Global	5,365	371,795

EOG Resources	6,900	662,745

Evolution Petroleum	15,847	111,404

ExxonMobil	18,943	1,520,744

Golar LNG	1,200	23,448

Jagged Peak Energy *	13,567	143,403

Lonestar Resources US, Cl A *	20,623	82,080

Mammoth Energy Services	2,700	42,093

Marathon Petroleum	10,800	657,396

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Energy (continued)

McDermott International *	55,410	$448,267

Midstates Petroleum *	5,130	65,510

Murphy Oil	5,277	143,745

NACCO Industries, Cl A	1,400	57,246

Occidental Petroleum	5,407	318,364

Parsley Energy, Cl A *	10,730	214,171

PDC Energy *	3,036	132,036

Peabody Energy	11,871	341,529

Penn Virginia *	2,235	100,352

Phillips 66	3,800	358,226

ProPetro Holding *	760	16,819

Renewable Energy Group *	5,600	135,072

Ring Energy *	22,115	114,556

Schlumberger	11,202	478,101

SilverBow Resources *	3,800	68,932

TechnipFMC	16,000	393,440

Unit *	2,400	32,544

Valero Energy	14,737	1,336,056

W&T Offshore *	9,600	61,248

		12,009,693

Financials — 6.3%

1st Constitution Bancorp	5,100	95,778

Aflac	3,710	186,910

AGNC Investment ‡	9,799	174,324

Alleghany *	157	103,130

Ambac Financial Group *	5,000	93,500

American Express	2,800	328,244

American International Group	22,335	1,062,476

American National Bankshares	2,600	98,332

Ameriprise Financial	3,200	469,664

Annaly Capital Management ‡	14,548	146,789

Apollo Commercial Real Estate Finance ‡	3,800	71,212

Ares Commercial Real Estate ‡	10,900	165,680

Associated Banc-Corp	16,300	369,847

Atlantic Capital Bancshares *	8,891	155,059

BancorpSouth Bank	9,565	291,541

Bank of America	58,820	1,798,716

Bank of Commerce Holdings	8,200	88,724

BankUnited	11,319	414,049

Banner	2,796	148,244

Bar Harbor Bankshares	6,100	160,308

BB&T	4,900	250,880

Berkshire Hathaway, Cl B *	2,953	639,945

Berkshire Hills Bancorp	6,100	182,939

C&F Financial	2,000	97,000

Cadence BanCorp, Cl A	11,718	266,584

Cannae Holdings *	8,209	210,725

Capital One Financial	16,592	1,540,235

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)

CenterState Bank	13,017	$321,260

Central Pacific Financial	5,500	165,055

Charles Schwab	6,479	296,609

Chemical Financial	2,669	117,249

Chimera Investment ‡	6,713	128,688

Chubb	1,123	163,060

Cincinnati Financial	5,100	490,518

Citigroup	44,750	3,163,825

CME Group, Cl A	1,500	268,350

CNB Financial	6,400	182,272

Cowen, Cl A *	5,200	87,100

Customers Bancorp *	9,800	221,970

Diamond Hill Investment Group	400	57,792

Dime Community Bancshares	3,000	60,450

Dynex Capital ‡	21,100	128,710

Eagle Bancorp *	4,137	228,611

Enterprise Financial Services	3,403	144,764

Essent Group *	3,400	161,330

Everest Re Group	489	115,159

Farmers National Banc	5,200	74,828

Federal Agricultural Mortgage, Cl C	2,400	183,552

FedNat Holding	2,700	43,929

Fidelity National Financial	3,028	120,969

Fifth Third Bancorp	10,100	291,082

Financial Institutions	5,900	162,250

First Bancorp (ME)	2,200	58,982

First BanCorp (Puerto Rico)	9,400	106,220

First Business Financial Services	2,700	62,181

First Commonwealth Financial	12,700	172,847

First Defiance Financial	5,100	150,501

First Financial	3,400	139,978

First Interstate BancSystem, Cl A	3,876	163,800

Flushing Financial	3,300	74,580

FNB	19,952	242,018

FS Bancorp	1,400	72,366

Great Southern Bancorp	200	11,590

Hancock Whitney	11,239	491,594

Hanmi Financial	6,400	151,808

Hanover Insurance Group	2,896	349,286

Heritage Commerce	11,583	145,019

Heritage Insurance Holdings	24,540	334,726

Horizon Bancorp	2,941	47,850

Horizon Technology Finance, Cl C	5,700	67,602

IBERIABANK	3,057	243,031

Independent Bank	5,700	122,721

Independent Bank Group	1,105	62,985

Intercontinental Exchange	2,900	235,915

Investors Bancorp	1,900	22,325

JPMorgan Chase	6,140	712,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)

Lakeland Bancorp	7,035	$116,500

LCNB	4,100	69,700

LegacyTexas Financial Group	4,728	189,498

Lincoln National	4,600	306,912

M&T Bank	1,000	170,070

Marsh & McLennan	3,200	301,728

Mercantile Bank	2,000	67,600

Meta Financial Group	6,123	157,728

Midland States Bancorp	1,200	32,184

MidWestOne Financial Group	6,400	180,352

Mortgage Investment Trust ‡	4,700	80,417

Nasdaq	4,377	403,559

National General Holdings	1,100	27,115

National Western Life Group, Cl A	400	106,688

Navient	8,700	117,537

Nelnet, Cl A	200	11,610

New Mountain Finance	10,300	144,818

New Residential Investment ‡	7,594	127,655

New York Mortgage Trust ‡	23,700	149,310

Newtek Business Services	3,800	79,496

Northeast Bancorp	3,500	76,720

Northern Trust	5,500	542,025

Northrim BanCorp	3,500	124,215

OneMain Holdings, Cl A	5,904	200,559

Pacific Premier Bancorp	4,893	142,239

Parke Bancorp	3,700	84,656

PennantPark Investment	17,000	121,380

Peoples Bancorp	2,100	68,628

People’s Utah Bancorp	4,501	128,053

Pinnacle Financial Partners	2,757	160,099

PNC Financial Services Group	2,200	301,246

Preferred Bank	6,611	325,195

Premier Financial Bancorp	5,400	89,532

Primerica	2,510	327,028

Radian Group	4,500	105,390

Raymond James Financial	4,400	402,908

Republic Bancorp, Cl A	1,000	47,260

S&P Global	3,238	714,497

Selective Insurance Group	8,105	577,967

Shore Bancshares	4,300	68,069

Sierra Bancorp	2,500	66,150

Signature Bank	1,402	185,162

Simmons First National, Cl A	2,671	67,817

Southern National Bancorp of Virginia	10,000	149,200

Stifel Financial	2,464	147,027

Summit Financial Group	1,700	44,285

SVB Financial Group *	1,175	295,771

Third Point Reinsurance *	8,800	102,168

THL Credit	17,800	121,752

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Financials (continued)

Torchmark	2,000	$175,320

Triumph Bancorp *	8,728	270,655

Umpqua Holdings	7,550	131,068

Union Bankshares	6,952	253,748

United Community Financial	7,800	71,838

United Financial Bancorp	300	3,957

US Bancorp	6,115	326,052

Veritex Holdings	5,405	143,287

Victory Capital Holdings, Cl A *	1,800	29,682

Walker & Dunlop	1,100	60,445

West Bancorporation	2,700	56,619

Willis Towers Watson	4,301	792,846

Wintrust Financial	1,717	130,835

WR Berkley	3,000	183,900

		32,490,416

Health Care — 5.6%

AbbVie	2,915	231,422

ACADIA Pharmaceuticals *	175	4,209

Achillion Pharmaceuticals *	9,200	27,232

Acorda Therapeutics *	7,246	75,721

Addus HomeCare *	2,398	162,824

Aduro Biotech *	4,600	18,814

Aeglea BioTherapeutics *	1,600	10,960

Akebia Therapeutics *	6,607	39,906

Albireo Pharma *	1,437	49,462

Allergan	4,717	693,399

Allscripts Healthcare Solutions *	6,000	59,220

AMAG Pharmaceuticals *	1,500	16,740

Amedisys *	800	102,256

Amgen	3,200	573,824

Amicus Therapeutics *	3,300	44,022

Amneal Pharmaceuticals *	6,043	77,773

AngioDynamics *	300	6,162

ANI Pharmaceuticals *	4,800	340,704

Antares Pharma *	31,441	84,576

Anthem	441	115,996

Apellis Pharmaceuticals *	400	7,924

Arena Pharmaceuticals *	800	36,600

Array BioPharma *	1,700	38,437

Arrowhead Pharmaceuticals *	5,773	103,799

Assembly Biosciences *	1,778	28,057

Audentes Therapeutics *	2,879	108,797

Axogen *	6,355	149,216

Becton Dickinson	1,758	423,221

BioCryst Pharmaceuticals *	9,788	72,725

Biogen *	750	171,930

Biohaven Pharmaceutical Holding *	2,252	134,782

BioLife Solutions *	7,611	127,408

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Bio-Rad Laboratories, Cl A *	1,609	$484,196

BioSpecifics Technologies *	2,141	143,447

BioTelemetry *	3,100	168,640

Blueprint Medicines *	1,125	85,061

Bristol-Myers Squibb	8,939	415,038

Calithera Biosciences *	5,618	34,607

Cara Therapeutics *	3,692	70,443

Cardiovascular Systems *	600	21,324

Catasys *	8,960	139,059

Celgene *	5,668	536,533

Celldex Therapeutics *	2,600	9,516

Centene *	3,180	163,961

Cerus *	7,800	47,814

Champions Oncology *	10,861	98,618

ChemoCentryx *	2,900	38,483

Chimerix *	10,094	27,254

Cigna	2,014	319,904

Clovis Oncology *	2,200	40,194

Codexis *	5,858	115,403

Computer Programs & Systems	800	24,312

Concert Pharmaceuticals *	2,009	20,652

Cooper Companies	819	237,445

Corbus Pharmaceuticals Holdings *	5,755	41,091

Covetrus *	904	29,714

CryoLife *	6,530	200,210

CryoPort *	15,584	219,267

Cymabay Therapeutics *	6,281	80,460

CytomX Therapeutics *	3,100	29,481

CytoSorbents *	14,812	106,646

Danaher	3,089	409,107

Dermira *	2,160	23,954

Dicerna Pharmaceuticals *	1,543	19,997

Eagle Pharmaceuticals *	4,100	210,781

Editas Medicine *	2,420	59,895

Edwards Lifesciences *	1,607	282,945

Eli Lilly	3,763	440,421

Emergent BioSolutions *	3,067	158,503

Ensign Group	1,400	72,128

Epizyme *	2,400	29,784

FibroGen *	1,700	79,441

Fluidigm *	16,370	224,924

FONAR *	6,698	132,888

GenMark Diagnostics *	6,000	43,440

Genomic Health *	2,000	128,660

Gilead Sciences	6,900	448,776

Global Cord Blood	4,000	26,960

Globus Medical, Cl A *	1,000	45,090

GlycoMimetics *	4,406	53,621

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Haemonetics *	800	$69,824

HCA Healthcare	6,762	860,329

HealthStream *	2,200	57,596

Henry Schein *	2,260	144,776

HMS Holdings *	2,300	69,989

ICU Medical *	105	23,888

Illumina *	1,339	417,768

ImmunoGen *	8,100	19,359

Incyte *	12,987	997,402

Innoviva *	8,400	117,852

Integer Holdings *	1,900	131,271

Intellia Therapeutics *	6,306	96,986

Intercept Pharmaceuticals *	200	17,236

Intersect ENT *	4,442	144,321

Intra-Cellular Therapies, Cl A *	3,200	42,144

Intuitive Surgical *	1,110	566,799

Invitae *	2,800	66,136

Iovance Biotherapeutics *	6,555	74,727

IVERIC bio *	9,300	12,834

Johnson & Johnson	6,300	889,560

Joint *	7,653	135,152

Jounce Therapeutics *	5,651	32,098

KalVista Pharmaceuticals *	1,374	31,602

Karyopharm Therapeutics *	4,800	22,416

Kindred Biosciences *	9,571	85,086

Kura Oncology *	3,668	55,533

Lannett *	11,300	86,897

Lantheus Holdings *	5,100	123,216

LivaNova *	400	27,556

Luminex	1,000	22,810

MacroGenics *	6,903	115,763

Masimo *	300	39,045

Medpace Holdings *	4,762	267,481

Medtronic	4,676	415,276

Merck	13,027	1,025,355

Mesa Laboratories	794	187,932

Minerva Neurosciences *	4,227	31,153

Momenta Pharmaceuticals *	4,045	56,590

NanoString Technologies *	1,830	47,525

NeoGenomics *	16,407	341,758

Novocure *	200	8,814

NuVasive *	1,539	93,263

Nuvectra *	3,155	29,783

OptimizeRx *	6,472	72,487

OraSure Technologies *	3,900	36,894

Orthofix Medical *	1,200	65,748

OrthoPediatrics *	5,384	219,344

Otonomy *	10,300	27,604

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Health Care (continued)

Owens & Minor	6,600	$22,506

Patterson	21,826	476,680

Pfenex *	6,130	35,493

Pfizer	24,947	1,013,098

Portola Pharmaceuticals, Cl A *	700	24,710

Progenics Pharmaceuticals *	27,289	140,265

PTC Therapeutics *	1,700	63,614

Puma Biotechnology *	445	14,293

Quanterix *	7,778	176,716

Quest Diagnostics	4,500	433,710

Quidel *	600	38,364

RadNet *	10,643	128,887

Regeneron Pharmaceuticals *	4,877	1,673,494

REGENXBIO *	894	45,058

Sangamo Therapeutics *	10,933	127,807

Select Medical Holdings *	2,000	28,740

Senseonics Holdings *	34,832	81,159

Sientra *	10,770	90,683

Stemline Therapeutics *	3,108	46,620

STERIS	1,397	182,979

Supernus Pharmaceuticals *	1,100	40,403

Surmodics *	4,905	213,073

Syneos Health, Cl A *	5,686	266,844

T2 Biosystems *	19,585	50,333

Tabula Rasa HealthCare *	4,386	233,598

Tactile Systems Technology *	4,158	206,902

Tandem Diabetes Care *	600	36,846

Tenet Healthcare *	2,400	52,560

Thermo Fisher Scientific	795	220,573

Tivity Health *	5,400	116,748

Ultragenyx Pharmaceutical *	1,015	66,990

UnitedHealth Group	6,627	1,544,555

Vanda Pharmaceuticals *	5,101	83,095

Varex Imaging *	6,600	216,744

Varian Medical Systems *	1,700	231,489

Veracyte *	11,365	259,918

Vericel *	6,165	104,743

Viking Therapeutics *	7,547	59,093

Vocera Communications *	7,199	229,288

Voyager Therapeutics *	3,373	71,170

WaVe Life Sciences *	1,583	41,997

Xencor *	1,500	46,065

		28,741,087

Industrials — 4.3%

ACCO Brands	17,300	158,122

AGCO	2,200	155,716

Alaska Air Group	3,006	186,071

Allied Motion Technologies	2,768	101,337

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)

AMETEK	8,187	$721,848

Applied Industrial Technologies	200	11,988

ARC Document Solutions *	25,300	60,214

ArcBest	1,466	44,801

ASGN *	1,572	99,099

Atkore International Group *	15,899	393,659

Atlas Air Worldwide Holdings *	5,768	278,537

Barrett Business Services	1,500	109,290

BMC Stock Holdings *	300	6,174

Boeing	1,932	729,697

Builders FirstSource *	8,600	118,508

CAI International *	5,100	126,633

Carlisle	4,804	679,382

CBIZ *	12,760	246,396

CH Robinson Worldwide	3,709	300,429

Columbus McKinnon	6,669	262,492

Comfort Systems USA	2,000	108,200

CRA International	4,541	236,495

CSW Industrials	500	29,975

CSX	8,903	708,946

Cummins	3,500	582,015

Curtiss-Wright	300	34,182

Deluxe	500	22,360

Donaldson	4,800	256,992

Dover	5,026	492,749

Ducommun *	4,802	194,865

Echo Global Logistics *	500	11,470

EMCOR Group	3,754	315,861

EnPro Industries	1,400	104,048

Equifax	1,700	214,115

Expeditors International of Washington	3,900	309,738

Federal Signal	500	14,385

FedEx	2,300	435,758

Forrester Research	100	5,086

Fortive	2,250	194,265

General Dynamics	2,400	428,928

Gibraltar Industries *	2,322	92,114

Global Brass & Copper Holdings	2,200	95,458

GMS *	6,800	119,816

Hawaiian Holdings	6,000	169,260

Heidrick & Struggles International	3,200	114,496

Hillenbrand	3,400	146,268

Honeywell International	3,027	525,578

Hurco	1,867	73,429

IHS Markit *	5,952	340,811

Insperity	700	83,692

Interface, Cl A	4,200	67,368

Kadant	2,278	223,449

Kelly Services, Cl A	6,400	142,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)

Kforce	1,400	$50,428

Knoll	7,000	152,880

Korn Ferry	3,100	145,762

LiqTech International *	14,441	104,553

Lockheed Martin	2,268	755,993

LSI Industries	2,800	9,520

Manitex International *	14,364	109,741

ManpowerGroup	3,400	326,536

Masonite International *	300	15,447

Matson	2,200	87,142

McGrath RentCorp	1,300	80,600

Meritor *	10,400	252,304

Milacron Holdings *	7,600	111,036

Miller Industries	2,300	76,084

MYR Group *	4,204	151,975

NCI Building Systems *	13,400	76,648

Northrop Grumman	800	231,928

NV5 Global *	4,315	273,312

Owens Corning	7,500	384,525

Park-Ohio Holdings	2,200	80,586

Quad	4,800	58,608

Quanta Services	4,556	184,974

Raytheon	1,222	217,015

Resideo Technologies *	1,700	38,590

Roper Technologies	433	155,750

SkyWest	3,988	245,621

SP Plus *	400	13,808

SPX FLOW *	7,478	268,759

Stanley Black & Decker	1,900	278,540

Stericycle *	7,900	461,281

Sterling Construction *	13,963	189,338

Teledyne Technologies *	1,014	251,989

Tetra Tech	600	38,832

Timken	1,573	75,425

TriNet Group *	5,880	366,559

TrueBlue *	3,200	77,312

UniFirst	500	79,065

Union Pacific	2,084	368,951

United Continental Holdings *	6,700	595,362

United Technologies	1,864	265,825

Univar *	1,112	24,831

Universal Logistics Holdings	6,400	156,288

USA Truck *	8,302	118,221

Vectrus *	8,027	325,495

Verisk Analytics, Cl A	3,000	423,420

Wabash National	7,100	107,068

Wabtec	6,100	451,827

Waste Management	1,400	150,276

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Industrials (continued)

Watsco	1,068	$169,246

Werner Enterprises	12,300	412,050

Wesco Aircraft Holdings *	9,005	76,002

Xylem	3,986	332,432

YRC Worldwide *	4,400	29,964

		22,170,753

Information Technology — 8.2%

ACM Research, Cl A *	6,808	117,302

Adesto Technologies *	17,772	113,208

Adobe *	2,649	766,223

Agilysys *	5,717	109,366

Airgain *	6,844	109,299

Akamai Technologies *	4,100	328,246

Altair Engineering, Cl A *	1,000	39,440

Amber Road *	16,563	149,730

Amphenol, Cl A	3,000	298,680

Apple	16,830	3,377,276

Applied Materials	9,200	405,444

Arrow Electronics *	1,766	149,245

Atlassian, Cl A *	16,711	1,840,717

Automatic Data Processing	1,930	317,273

Avaya Holdings *	2,300	43,884

AVX	9,486	154,717

Axcelis Technologies *	2,700	57,483

AXT *	19,056	108,619

Bel Fuse, Cl B	2,400	56,880

Belden	1,181	65,604

Benchmark Electronics	3,900	105,417

Brightcove *	13,487	135,275

Cabot Microelectronics	650	82,062

CACI International, Cl A *	1,023	199,424

Carbonite *	5,591	137,147

Cisco Systems	23,247	1,300,670

Cision *	1,100	13,266

Coherent *	2,002	296,316

CommVault Systems *	7,384	388,398

Conduent *	5,334	68,435

Cornerstone OnDemand *	2,700	147,555

Corning	15,800	503,230

Cree *	4,200	277,578

CyberArk Software *	2,165	279,133

Cypress Semiconductor	14,222	244,334

Data I *	1,710	8,533

Digital Turbine *	32,608	123,258

Diodes *	700	25,494

DXC Technology	1,590	104,526

Ebix	500	25,240

EchoStar, Cl A *	20,091	800,626

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

eGain *	19,021	$190,020

Endurance International Group Holdings *	7,400	40,922

EVERTEC	2,600	81,406

Evolving Systems *	16,100	17,388

Extreme Networks *	9,000	72,000

Fidelity National Information Services	3,100	359,383

Finisar *	4,054	97,742

Finjan Holdings *	11,800	34,928

Fiserv *	2,261	197,250

Fitbit, Cl A *	2,000	10,560

FLIR Systems	10,827	573,181

ForeScout Technologies *	800	33,632

FormFactor *	9,243	175,155

Globant *	2,497	209,723

Hackett Group	7,651	117,443

HubSpot *	400	73,796

Ichor Holdings *	8,182	206,023

Immersion *	3,100	29,295

Insight Enterprises *	1,900	107,502

Intel	12,200	622,688

International Business Machines	2,500	350,675

inTEST *	13,300	88,046

Itron *	3,100	166,346

j2 Global	2,100	184,002

Jabil	12,000	362,520

Juniper Networks	31,000	860,870

KEMET	5,400	96,498

Key Tronic *	7,177	39,832

Kimball Electronics *	4,100	62,033

KLA-Tencor	2,194	279,691

Kulicke & Soffa Industries	8,100	188,487

Lam Research	3,800	788,234

Lattice Semiconductor *	5,200	67,340

LogMeIn	500	41,200

Luxoft Holding, Cl A *	700	40,894

Mastercard, Cl A	10,340	2,628,841

MAXIMUS	2,854	210,197

Methode Electronics	2,100	61,971

Microchip Technology	4,100	409,549

Micron Technology *	5,076	213,497

Microsoft	22,049	2,879,599

MicroStrategy, Cl A *	800	119,760

Mimecast *	1,500	77,265

MKS Instruments	1,318	119,951

MobileIron *	2,100	12,453

Model N *	9,377	173,850

MoneyGram International *	7,400	24,494

Monotype Imaging Holdings	1,400	24,136

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Information Technology (continued)

Motorola Solutions	2,428	$351,841

Nanometrics *	3,500	104,265

Napco Security Technologies *	6,064	150,266

NCR *	12,500	361,875

NetSol Technologies *	3,202	23,247

New Relic *	800	84,192

Nuance Communications *	19,800	333,234

NVIDIA	12,009	2,173,629

ON Semiconductor *	13,500	311,310

Oracle	4,265	235,982

Pagseguro Digital, Cl A *	2,211	57,619

Paychex	4,831	407,302

Paylocity Holding *	1,353	130,632

PayPal Holdings *	4,468	503,856

PC Connection	1,500	55,740

PCM *	5,300	146,227

Photronics *	6,270	58,562

Plantronics	700	36,036

Plexus *	1,337	80,461

Progress Software	5,947	271,243

PTC *	4,281	387,302

QAD, Cl A	3,830	179,512

QUALCOMM	4,021	346,329

Rudolph Technologies *	1,500	36,285

SailPoint Technologies Holding *	1,700	48,042

salesforce.com *	8,919	1,474,757

ScanSource *	1,800	67,770

Science Applications International	2,157	161,667

ShotSpotter *	3,397	179,022

SMART Global Holdings *	3,600	78,264

SPS Commerce *	900	93,366

SS&C Technologies Holdings	6,700	453,322

SYNNEX	1,666	179,728

Tech Data *	2,032	216,631

Teradata *	7,500	341,025

Total System Services	6,453	659,755

Ultra Clean Holdings *	5,700	68,229

Unisys *	11,209	125,653

Universal Display	4,324	690,110

Upland Software *	5,955	276,848

Verint Systems *	4,248	256,537

VeriSign *	1,393	275,048

Virtusa *	300	16,665

Visa, Cl A	11,733	1,929,257

Vishay Precision Group *	2,800	106,036

Wayside Technology Group	5,374	63,628

Xperi	3,500	86,975

Zix *	31,841	259,504

		42,631,607

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials — 1.9%

Advanced Emissions Solutions	11,200	$126,560

AdvanSix *	4,300	129,989

Air Products & Chemicals	1,818	374,126

American Vanguard	7,744	121,891

Avery Dennison	1,600	177,040

Balchem	1,061	107,702

Ball	1,810	108,491

Boise Cascade	2,000	55,380

CF Industries Holdings	18,766	840,341

Clearwater Paper *	800	16,136

Crown Holdings *	2,000	116,260

Eastman Chemical	2,600	205,088

Ecolab	1,584	291,583

Ferro *	8,633	154,272

Friedman Industries	11,600	85,260

Greif, Cl A	1,300	51,376

HB Fuller	824	40,351

Huntsman	27,200	604,928

International Flavors & Fragrances	73	10,059

International Paper	2,700	126,387

Kaiser Aluminum	1,195	117,588

Koppers Holdings *	6,788	181,511

Kraton *	6,000	196,920

Linde	2,932	528,522

Louisiana-Pacific	4,537	113,652

Martin Marietta Materials	1,100	244,090

Materion	3,764	218,425

Mercer International	3,600	50,976

Myers Industries	1,400	25,046

Olin	1,100	23,859

OMNOVA Solutions *	6,700	49,580

Packaging Corp of America	1,500	148,740

PolyOne	900	24,876

PPG Industries	2,294	269,545

Rayonier Advanced Materials	8,100	120,204

Resolute Forest Products	5,900	46,669

RPM International	11,810	716,277

Schnitzer Steel Industries, Cl A	6,100	144,692

Sensient Technologies	2,400	168,288

Sherwin-Williams	1,816	825,971

Stepan	500	46,270

TimkenSteel *	5,157	52,292

Trinseo	1,700	76,415

Tronox Holdings, Cl A	2,500	35,350

Universal Stainless & Alloy Products *	5,376	77,361

US Concrete *	2,806	132,247

Verso *	17,589	392,586

Vulcan Materials	3,806	479,974

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Materials (continued)

WR Grace	5,815	$439,498

		9,690,644

Real Estate — 1.8%

Acadia Realty Trust ‡	7,455	210,529

American Tower, Cl A ‡	3,200	624,960

Americold Realty Trust ‡	1,100	35,211

Ashford Hospitality Trust ‡	14,400	79,344

AvalonBay Communities ‡	1,739	349,417

Boston Properties ‡	2,209	304,003

Braemar Hotels & Resorts ‡	6,500	90,350

Camden Property Trust ‡	2,823	284,135

CBRE Group, Cl A *	8,400	437,388

City Office ‡	7,900	91,640

Cousins Properties ‡	41,515	397,299

Crown Castle International ‡	3,821	480,605

Equinix ‡	1,927	876,207

Equity Commonwealth ‡	12,924	410,983

Equity Residential ‡	5,785	442,090

Franklin Street Properties ‡	9,800	77,028

Gladstone Commercial ‡	4,900	106,575

Global Medical REIT ‡	6,800	69,360

Global Net Lease ‡	3,600	68,652

Independence Realty Trust ‡	19,950	211,271

Iron Mountain ‡	7,105	230,770

Jernigan Capital ‡	11,038	232,571

Kite Realty Group Trust ‡	8,100	127,899

National Storage Affiliates Trust ‡	5,968	174,624

NorthStar Realty Europe ‡	5,642	100,597

Pebblebrook Hotel Trust ‡	5,533	180,155

Preferred Apartment Communities, Cl A ‡	7,280	113,859

PS Business Parks ‡	1,541	236,728

Public Storage ‡	1,400	309,652

QTS Realty Trust, Cl A ‡	6,471	293,460

Rexford Industrial Realty ‡	6,934	262,729

Ryman Hospitality Properties ‡	1,400	111,440

Sabra Health Care ‡	8,012	156,715

Saul Centers ‡	500	26,675

Simon Property Group ‡	2,746	476,980

Summit Hotel Properties ‡	6,200	71,982

Tanger Factory Outlet Centers ‡	2,400	43,344

Taubman Centers ‡	2,100	103,530

Ventas ‡	4,300	262,773

Welltower ‡	5,400	402,462

		9,565,992

Utilities — 1.3%

Alliant Energy	3,028	143,013

Ameren	1,847	134,406

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

COMMON STOCK (continued)

	Shares	Value

UNITED STATES (continued)

Utilities (continued)

American Electric Power	3,937	$336,810

American Water Works	3,384	366,115

AquaVenture Holdings *	9,689	188,451

Atlantica Yield	3,100	63,519

Atmos Energy	3,487	356,859

Avista	3,612	155,822

Black Hills	7,870	572,621

CMS Energy	3,900	216,645

Consolidated Edison	3,400	292,944

Dominion Energy	9,579	745,917

DTE Energy	1,829	229,924

Duke Energy	2,711	247,026

Exelon	6,714	342,078

IDACORP	1,688	167,146

New Jersey Resources	1,974	98,858

NextEra Energy	700	136,108

NiSource	16,872	468,704

NorthWestern	1,991	139,071

Portland General Electric	5,611	293,511

South Jersey Industries	3,814	122,506

Southern	6,898	367,112

Spire	1,621	136,472

TerraForm Power, Cl A	7,211	97,781

WEC Energy Group	3,066	240,466

Xcel Energy	4,722	266,793

		6,926,678

		227,525,498

VIETNAM — 0.0%

Bank for Foreign Trade of Vietnam JSC	28,200	82,549

Total Common Stock (Cost $421,747,995)		503,483,108

PREFERRED STOCK (F) — 0.4%

BRAZIL — 0.3%

Banco Bradesco	600	5,448

Banco do Estado do Rio Grande do Sul	57,800	354,515

Banco Inter (B)	5,700	94,198

Centrais Eletricas Santa Catarina	1,800	21,842

Cia Ferro Ligas da Bahia - FERBASA	12,800	69,107

Cia Paranaense de Energia	22,700	237,415

Itausa - Investimentos Itau	24,817	75,569

Lojas Americanas	14,793	59,495

Metalurgica Gerdau, Cl A	44,618	77,832

Petroleo Brasileiro	30,400	210,259

Telefonica Brasil	18,372	218,294

		1,423,974

PREFERRED STOCK (continued)

	Shares/Number of Rights/Number of Warrants	Value

CHILE — 0.0%

Embotelladora Andina, Cl B	23,398	$83,532

COLOMBIA — 0.0%

Avianca Holdings	97,400	44,283

GERMANY — 0.1%

RWE	5,183	132,252

STO & KGaA	800	79,769

		212,021

SOUTH AFRICA — 0.0%

Absa Bank	223	11,349

SOUTH KOREA — 0.0%

CJ *	78	3,244

LG Chemical	358	61,447

LG Household & Health Care	106	73,410

		138,101

Total Preferred Stock (Cost $1,490,109)		1,913,260

RIGHTS — 0.0%

Bharti Airtel, Expires 05/22/19*

Total Rights (Cost $—)	7,466	10,766

WARRANTS* — 0.0%

Ezion Holdings, Expires 04/16/23 (C)(E)	102,720	—

Padaeng Industry, Expires 05/18/21	52,366	—

Total Warrants (Cost $—)		—

Total Investments — 97.7% (Cost $423,238,104)		$505,407,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	05/08/19	USD	2,573,899	JPY	23,074	$(48)

State Street	05/15/19	USD	2,449,800	EUR	2,785,594	34,210

Brown Brothers Harriman	06/19/19	USD	719,000	CHF	723,049	13,898

State Street	07/10/19	USD	373,400	GBP	489,725	960

Brown Brothers Harriman	07/31/19	USD	451,500	AUD	318,782	(233)

						$48,787

Percentages are based on net assets of $517,507,951.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Security considered Master Limited Partnership. At April 30, 2019, these securities amounted to $1,614,802 or 0.3% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as April 30, 2019, was $35,472 and represented 0.0% of Net Assets.
(E)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $7 and represented 0.0% of Net Assets.
(F)	There is currently no stated rate.

AUD — Australian Dollar

ADR — American Depositary Receipt

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP— British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

JSC — Joint-Stock Company

LP — Limited Partnership

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2†	Level 3††	Total
Common Stock
Argentina	$110,384	$—	$—	$110,384
Australia	8,237,467	—	—	8,237,467
Austria	1,732,627	—	—	1,732,627
Bangladesh	156,253	—	—	156,253
Belgium	1,730,670	—	—	1,730,670
Bermuda	1,631,028	—	—	1,631,028
Brazil	6,700,425	—	—	6,700,425
Canada	10,607,181	—	—	10,607,181
Chile	899,963	—	—	899,963
China	22,927,135	—	—	22,927,135
Colombia	243,014	—	—	243,014
Denmark	4,987,810	—	—	4,987,810
Egypt	555,310	—	—	555,310
Finland	1,420,391	—	—	1,420,391
France	12,879,764	—	—	12,879,764
Germany	14,908,858	—	—	14,908,858
Greece	383,510	—	—	383,510
Hong Kong	15,892,872	—	35,465	15,928,337
Hungary	699,894	—	—	699,894
India	13,028,301	—	—	13,028,301
Indonesia	4,219,761	—	—	4,219,761
Ireland	2,970,759	—	—	2,970,759
Israel	1,954,718	—	—	1,954,718
Italy	5,920,141	—	—	5,920,141
Japan	—	21,555,508	—	21,555,508
Malaysia	2,452,056	—	—	2,452,056
Mexico	2,790,704	—	—	2,790,704
Netherlands	11,527,884	—	—	11,527,884
New Zealand	837,671	—	—	837,671
Norway	1,876,671	—	—	1,876,671
Pakistan	352,294	—	—	352,294
Panama	308,062	—	—	308,062
Peru	290,254	—	—	290,254
Philippines	1,964,747	—	—	1,964,747
Poland	2,581,445	—	—	2,581,445
Portugal	722,877	—	7	722,884
Puerto Rico	226,090	—	—	226,090
Russia	2,965,039	—	—	2,965,039
Singapore	3,267,306	—	—	3,267,306
South Africa	5,111,620	—	—	5,111,620
South Korea	14,527,939	—	—	14,527,939
Spain	3,381,671	—	—	3,381,671
Sweden	6,776,339	—	—	6,776,339
Switzerland	17,596,071	—	—	17,596,071
Taiwan	11,658,873	—	—	11,658,873
Thailand	3,853,872	—	—	3,853,872
Turkey	1,810,681	—	—	1,810,681
United Arab Emirates	122,058	—	—	122,058
United Kingdom	22,483,621	—	—	22,483,621
United States	227,525,498	—	—	227,525,498
Vietnam	—	82,549	—	82,549

Total Common Stock	481,809,579	21,638,057	35,472	503,483,108

Preferred Stock
Brazil	1,423,974	—	—	1,423,974
Chile	83,532	—	—	83,532
Colombia	44,283	—	—	44,283
Germany	212,021	—	—	212,021
South Africa	11,349	—	—	11,349
South Korea	138,101	—	—	138,101

Total Preferred Stock	1,913,260	—	—	1,913,260

Rights	10,766	—	—	10,766
Warrants	—	—	—	—

Total Investments in Securities	$483,733,605	$21,638,057	$35,472	$505,407,134

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND
April 30, 2019 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts *
Unrealized Appreciation	—	49,068	—	49,068
Unrealized Depreciation	—	(281)	—	(281)

Total Other Financial Instruments	$—	$48,787	$—	$48,787

* Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

†† A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

† For the period ended April 30, 2019, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for changes in the classifications between Levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market based inputs in place of the closing exchange price due to halt or events occurring after the close of the exchange or market on which the investment is principally traded. All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 4.2% of Net Assets. Total value of these securities is $21,555,508. As of April 30, 2019, securities with a total value of $21,638,057 transferred from Level 1 to Level 2. For the period ended April 30, 2019, there were transfers between Level 1 and Level 3 assets in the amount of $35,465 due to pricing restrictions implemented by the Adviser. All transfers were considered to have occurred as of the end of the period.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

Sector Weightings †:

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

MORTGAGE-BACKED SECURITIES — 24.7%

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS — 22.3%
FHLMC
5.000%, 10/01/48	$1,496,855	$1,580,767
4.500%, 05/01/47	2,385,035	2,498,921
4.000%, 03/01/48	3,983,529	4,126,282
3.500%, 08/01/46	15,075,618	15,341,759
3.000%, 07/01/45	5,206,780	5,154,880
2.500%, 05/01/28	826,643	821,225

FHLMC Multifamily Structured Pass-Through Certificates, Ser K084, Cl A2 3.780%, 10/25/28(A)	130,000	138,056

FHLMC Multifamily Structured Pass-Through Certificates, Ser K158, Cl A3 3.900%, 10/25/33(A)	240,000	255,791

FHLMC Multifamily Structured Pass-Through Certificates, Ser K058, Cl A2 2.653%, 08/25/26	30,000	29,583

FHLMC Multifamily Structured Pass-Through Certificates, Ser K062, Cl A2 3.413%, 12/25/26	65,000	67,310

FHLMC Multifamily Structured Pass-Through Certificates, Ser K063, Cl A2 3.430%, 01/25/27(A)	70,000	72,566

FHLMC Multifamily Structured Pass-Through Certificates, Ser K069, Cl A2 3.187%, 09/25/27(A)	15,000	15,280

FHLMC Multifamily Structured Pass-Through Certificates, Ser K071, Cl A2 3.286%, 11/25/27	15,000	15,378

FHLMC Multifamily Structured Pass-Through Certificates, Ser K072, Cl A2 3.444%, 12/25/27	100,000	103,707

FHLMC Multifamily Structured Pass-Through Certificates, Ser K073, Cl A2 3.350%, 01/25/28	80,000	82,342

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)

FHLMC Multifamily Structured Pass-Through Certificates, Ser K074, Cl A2 3.600%, 01/25/28	$155,000	$162,489

FHLMC Multifamily Structured Pass-Through Certificates, Ser K081, Cl A2 3.900%, 08/25/28(A)	275,000	294,800

FHLMC Multifamily Structured Pass-Through Certificates, Ser K082, Cl A2 3.920%, 09/25/28(A)	90,000	96,566

FHLMC Multifamily Structured Pass-Through Certificates, Ser K727, Cl A2 2.946%, 07/25/24	155,000	156,884

FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A 2.770%, 05/25/25	105,000	105,007

FHLMC TBA 5.500%, 05/01/40	35,000	36,521

FHLMC, Ser 2016-4639, Cl HZ 2.750%, 3.250%, 07/15/19, 04/15/53(B)	414,887	404,477

FHLMC, Ser 2018-4818, Cl CA 3.000%, 04/15/48	304,624	301,349
FNMA
5.000%, 06/01/48	769,919	811,765
4.500%, 05/01/48	3,317,308	3,473,968
4.000%, 06/01/33	7,477,479	7,710,534
3.820%, 11/01/30	300,000	317,371
3.500%, 05/01/46	5,841,680	5,919,562
3.260%, 09/01/24	197,930	202,958
3.210%, 11/01/37	312,123	301,284
3.201%, 09/01/27	218,225	223,676
3.170%, 02/01/30	250,015	251,465
3.110%, 02/01/28	215,000	216,567
3.020%, 06/01/28	243,221	242,032
3.010%, 04/01/28	215,000	215,218
3.000%, 04/01/43	9,109,803	9,036,543
2.960%, 04/01/27	199,379	201,290
2.950%, 11/01/27	270,000	263,837
2.900%, 12/01/27	75,000	74,182
2.880%, 12/01/27	50,000	49,454
2.780%, 05/01/28	215,000	211,512
2.710%, 12/01/27	184,316	181,662
2.500%, 04/01/45	3,662,760	3,562,131
2.000%, 01/01/24	855,375	850,119

FNMA TBA 5.000%, 06/01/38	1,003,000	1,056,477
4.500%, 06/14/42	1,150,000	1,195,888
4.000%, 06/15/45	280,000	287,164
3.500%, 06/15/45	1,467,000	1,479,177
3.000%, 06/13/42	182,000	179,665

FNMA, Ser 2015-M17, Cl A2 2.940%, 11/25/25(A)	90,000	90,764

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)

FNMA, Ser 2016-M4, Cl A2 2.576%, 03/25/26	$145,000	$142,294

FNMA, Ser 2017-66, Cl BA 3.000%, 03/25/47	890,843	889,685

FNMA, Ser 2017-M14, Cl A2 2.880%, 11/25/27(A)	240,000	237,980

FNMA, Ser 2017-M15, Cl A2 2.960%, 09/25/27(A)	40,000	39,991

FNMA, Ser 2017-M3, Cl A2 2.486%, 12/25/26(A)	110,000	106,638

FNMA, Ser 2017-M7, Cl A2 2.961%, 02/25/27(A)	85,000	85,050

FNMA, Ser 2018-38, Cl PA 3.500%, 06/25/47	236,400	240,267

FNMA, Ser 2018-57, Cl QA 3.500%, 05/25/46	320,560	327,407

FNMA, Ser 2018-86, Cl JA 4.000%, 05/25/47	247,036	255,627

FNMA, Ser 2018-94, Cl KD 3.500%, 12/25/48	152,276	155,043

FNMA, Ser 2018-M1, Cl A2 2.987%, 12/25/27(A)	65,000	65,014

FNMA, Ser 2018-M10, Cl A2 3.385%, 07/25/28(A)	25,000	25,742

FNMA, Ser 2018-M2, Cl A2 2.900%, 01/25/28(A)	160,000	158,898

FNMA, Ser 2018-M7, Cl A2 3.050%, 03/25/28(A)	100,000	100,378

FNMA, Ser 2018-M8, Cl A2 3.330%, 06/25/28(A)	55,000	56,346

FNMA, Ser 2019-9, Cl LA 3.500%, 03/25/49	998,036	1,003,473

GNMA 5.000%, 10/20/48	658,756	690,654
4.504%, 10/20/65(A)	558,307	564,344
4.500%, 08/20/48	1,316,893	1,374,619
4.365%, 04/20/63(A)	579,571	587,559
4.000%, 09/20/48	1,554,572	1,601,452
3.500%, 02/20/48	2,918,439	2,970,591
3.000%, 11/20/47	1,350,811	1,349,261

GNMA, Ser 2015-H13, Cl FG 2.882%, VAR ICE LIBOR USD 1 Month+0.400%, 04/20/65	62,793	62,652

GNMA, Ser 2018-124, Cl NW 3.500%, 09/20/48	246,927	252,518

		83,811,688

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS — 2.4%

Alternative Loan Trust, Ser 2005-56, Cl 1A1
3.822%, VAR ICE LIBOR USD 1 Month+0.730%, 11/25/35	581,738	585,696

American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
4.704%, VAR ICE LIBOR USD 6 Month+2.000%, 06/25/45	360,642	365,077

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)

BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.091%, 08/10/38(A) (C)	$185,000	$197,172

BBCMS Trust, Ser 2013-TYSN, Cl A2 3.756%, 09/05/32(C)	110,000	111,285

BB-UBS Trust, Ser 2012-TFT, Cl A 2.892%, 06/05/30(C)	360,000	358,383

BCAP Trust, Ser 2015-RR5, Cl 1A3 2.064%, 08/26/36(A) (C)	446,033	439,317

Bear Stearns Mortgage Funding Trust, Ser 2006-AR4, Cl A1
2.700%, VAR ICE LIBOR USD 1 Month+0.210%, 12/25/36	559,942	563,401

Bear Stearns Mortgage Funding Trust, Ser 2007-AR5, Cl 1A1A
2.656%, VAR ICE LIBOR USD 1 Month+0.170%, 06/25/47	468,883	442,807

CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/29	120,000	126,361

CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/35(C)	125,000	127,702

CIM Trust, Ser 2017-2, Cl A1 4.489%, VAR ICE LIBOR USD
1 Month+2.000%, 12/25/57(C)	494,445	497,208

Citigroup Mortgage Loan Trust, Ser 2005-3, Cl 2A4
4.330%, 08/25/35(A)	352,832	328,033

COMM Mortgage Trust, Ser 2014-UBS5, Cl A4
3.838%, 09/10/47	310,000	323,051

Core Industrial Trust, Ser 2015-CALW, Cl A
3.040%, 02/10/34(C)	118,584	120,000

Core Industrial Trust, Ser 2015-TEXW, Cl A
3.077%, 02/10/34(C)	119,100	120,195

GS Mortgage Securities Trust, Ser 2012-ALOH, Cl A
3.551%, 04/10/34(C)	110,000	112,694

HarborView Mortgage Loan Trust, Ser 2006-10, Cl 1A1A
2.682%, VAR ICE LIBOR USD 1 Month+0.200%, 11/19/36	584,903	525,505

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C18, Cl A3
3.578%, 02/15/47	152,173	153,634

JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4
3.801%, 09/15/47	180,000	187,047

JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32(C)	119,886	121,292

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)

JPMorgan, Ser JPM-1981 3.450%, 05/25/34	$220,000	$220,902

Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A
3.350%, 07/13/29(C)	105,000	106,427

OBX Trust, Ser 2018-EXP1, Cl 1A3
4.000%, 04/25/48(A) (C)	135,715	137,033

Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10
4.000%, 12/25/47(A) (C)	60,907	61,497

Sequoia Mortgage Trust, Ser 2018-CH1, Cl A1
4.000%, 02/25/48(A) (C)	91,161	92,868

Sequoia Mortgage Trust, Ser 2018-CH3, Cl A2
4.000%, 08/25/48(A) (C)	219,837	223,934

SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A1
3.872%, 01/05/43(A) (C)	105,000	104,095

Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Cl 2A 4.442%, 09/25/34(A)	279,996	277,665

Structured Asset Mortgage Investments II Trust, Ser 2007-AR3, Cl 2A1 2.676%, VAR ICE LIBOR USD 1 Month+0.190%, 09/25/47	556,460	537,074

UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl AS 5.154%, 01/10/45(C)	265,000	278,693

VNDO Mortgage Trust, Ser 2013-PENN, Cl A 3.808%, 12/13/29(C)	115,000	116,559

WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR15, Cl A1A1 2.746%, VAR ICE LIBOR USD 1 Month+0.260%, 11/25/45	515,747	513,584

WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR2, Cl 1A1A 2.820%, VAR ICE LIBOR USD 1 Month+0.330%, 01/25/45	422,413	425,599

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-DD, Cl 1A1 5.014%, 01/25/35(A)	171,061	179,073

MORTGAGE-BACKED SECURITIES (continued)

	Face Amount	Value

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS (continued)

WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A3 4.394%, 06/15/44(C)	$857	$856

		9,081,719

Total Mortgage-Backed Securities (Cost $93,694,050)		92,893,407

CORPORATE OBLIGATIONS — 24.7%

COMMUNICATION SERVICES — 1.8%

AT&T 5.450%, 03/01/47	70,000	76,718
5.250%, 03/01/37	340,000	364,148
4.850%, 03/01/39	156,000	159,549
4.800%, 06/15/44	375,000	376,286
4.750%, 05/15/46	25,000	24,822
4.500%, 03/09/48	60,000	57,582
4.350%, 06/15/45	10,000	9,439
3.900%, 03/11/24	250,000	258,938

Bharti Airtel International Netherlands BV
5.350%, 05/20/24(C)	235,000	244,742

CBS 2.900%, 01/15/27	250,000	234,183

CCO Holdings 5.125%, 05/01/27(C)	37,000	37,555

Clear Channel International BV 8.750%, 12/15/20(C)	24,000	24,540

Colombia Telecomunicaciones ESP 5.375%, 09/27/22(C)	200,000	203,000

Comcast 4.700%, 10/15/48	305,000	331,348
3.150%, 02/15/28	250,000	245,858

Intelsat Jackson Holdings 9.750%, 07/15/25(C)	65,000	66,706
8.500%, 10/15/24(C)	44,000	43,560
5.500%, 08/01/23	43,000	38,915

Level 3 Financing 5.375%, 05/01/25	80,000	81,488

Myriad International Holdings BV 6.000%, 07/18/20(C)	355,000	365,833
4.850%, 07/06/27(C)	200,000	207,967

NBCUniversal Enterprise 5.250%, 03/29/49(C)	170,000	174,986

Ooredoo International Finance MTN 3.250%, 02/21/23(C)	200,000	199,532

Qwest 7.250%, 09/15/25	65,000	71,013

Sprint 7.625%, 03/01/26	29,000	29,000
7.125%, 06/15/24	8,000	8,018

Sprint Capital 8.750%, 03/15/32	34,000	35,699
6.875%, 11/15/28	22,000	21,065

Sprint Spectrum 5.152%, 03/20/28(C)	250,000	257,473
3.360%, 09/20/21(C)	125,000	124,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

COMMUNICATION SERVICES (continued)

TEGNA 6.375%, 10/15/23	$60,000	$61,988

Telefonica Emisiones 5.462%, 02/16/21	210,000	219,345

Time Warner Cable 5.875%, 11/15/40	200,000	208,268
5.500%, 09/01/41	100,000	99,724
4.500%, 09/15/42	195,000	173,933

T-Mobile USA 4.500%, 02/01/26	30,000	30,125
0.000%, 01/15/24 (F)	45,000	—
0.000%, 03/01/25 (F)	45,000	—
0.000%, 01/15/26 (F)	30,000	—

Verizon Communications 5.250%, 03/16/37	330,000	375,575
4.500%, 08/10/33	185,000	198,376
4.329%, 09/21/28	105,000	112,302
4.272%, 01/15/36	250,000	255,781
3.125%, 03/16/22	150,000	151,584

Vodafone Group 4.375%, 05/30/28	125,000	128,721

Walt Disney 3.700%, 10/15/25(C)	250,000	260,745

Warner Media 3.600%, 07/15/25	250,000	250,735

Zayo Group 5.750%, 01/15/27(C)	11,000	11,165

		6,913,018

CONSUMER DISCRETIONARY — 1.9%

1011778 BC ULC/New Red Finance 4.250%, 05/15/24(C)	88,000	86,680

Alimentation Couche-Tard 3.550%, 07/26/27(C)	165,000	162,009

Amazon.com 4.250%, 08/22/57	295,000	312,141
3.875%, 08/22/37	250,000	257,572

American Honda Finance MTN 1.700%, 09/09/21	1,000,000	980,611

Churchill Downs 5.500%, 04/01/27(C)	59,000	60,549
4.750%, 01/15/28(C)	40,000	39,200

CSC Holdings 5.500%, 05/15/26(C)	200,000	205,375

Daimler Finance North America 2.000%, 07/06/21(C)	1,000,000	980,162

El Puerto de Liverpool 3.875%, 10/06/26(C)	390,000	380,737

Ford Motor Credit 8.125%, 01/15/20	225,000	232,677
5.750%, 02/01/21	445,000	460,899
5.596%, 01/07/22	458,000	478,732
3.484%, 10/12/21	180,000	176,701
3.470%, 04/05/21	200,000	199,081
3.336%, 03/18/21	200,000	199,303
2.343%, 11/02/20	130,000	128,055

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER DISCRETIONARY (continued)

General Motors 5.000%, 04/01/35	$170,000	$162,061

General Motors Financial 3.200%, 07/13/20	225,000	225,726
2.650%, 04/13/20	180,000	179,568

Georgetown University 5.215%, 10/01/18	50,000	55,810
4.315%, 04/01/49	50,000	54,609

Home Depot 3.900%, 06/15/47	250,000	252,104

Hyundai Capital America MTN 3.000%, 10/30/20(C)	260,000	259,180

Lowe’s 4.050%, 05/03/47	250,000	233,458

SACI Falabella 3.750%, 04/30/23(C)	200,000	201,124

Whirlpool 4.750%, 02/26/29	135,000	140,289

Whirlpool MTN 4.850%, 06/15/21	140,000	145,248

		7,249,661

CONSUMER STAPLES — 2.5%

Altria Group 4.400%, 02/14/26	90,000	92,960

Anheuser-Busch 4.900%, 02/01/46(C)	115,000	116,693

Anheuser-Busch InBev Finance 4.700%, 02/01/36	250,000	254,011
2.625%, 01/17/23	750,000	741,413

Anheuser-Busch InBev Worldwide 4.750%, 01/23/29	120,000	128,485
4.000%, 04/13/28	125,000	127,492

Archer-Daniels-Midland 2.500%, 08/11/26	250,000	241,378

Bacardi 5.300%, 05/15/48(C)	310,000	300,899
4.700%, 05/15/28(C)	65,000	66,409

Bausch Health 5.500%, 11/01/25(C)	86,000	88,016

Bayer US Finance II 4.375%, 12/15/28(C)	250,000	250,846

Bunge Finance 3.250%, 08/15/26	250,000	230,660

Campbell Soup 3.300%, 03/15/21	190,000	191,535

Central Garden & Pet 6.125%, 11/15/23	14,000	14,630
5.125%, 02/01/28	67,000	63,650

Cielo 3.750%, 11/16/22(C)	250,000	245,150

CK Hutchison International 16 2.750%, 10/03/26(C)	200,000	189,580

Clorox 3.900%, 05/15/28	250,000	261,024

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

CONSUMER STAPLES (continued)

ERAC USA Finance 2.700%, 11/01/23(C)	$1,000,000	$980,199

First Quality Finance 5.000%, 07/01/25(C)	32,000	31,840

Kraft Heinz Foods 4.625%, 01/30/29	350,000	362,767
3.950%, 07/15/25	100,000	100,914

Kroger 5.400%, 01/15/49	120,000	125,892
2.650%, 10/15/26	250,000	232,333

PepsiCo 4.000%, 05/02/47	250,000	260,045

Post Holdings 5.750%, 03/01/27(C)	37,000	37,925
5.000%, 08/15/26(C)	13,000	12,951

Procter & Gamble 3.500%, 10/25/47	250,000	247,837

Providence St. Joseph Health Obligated Group 3.744%, 10/01/47	175,000	166,277
2.746%, 10/01/26	335,000	320,068

Reynolds American 4.450%, 06/12/25	310,000	319,785

Rite Aid 6.125%, 04/01/23(C)	110,000	93,500

Shire Acquisitions Investments Ireland 2.875%, 09/23/23	500,000	493,332
1.900%, 09/23/19	390,000	388,500

Spectrum Brands 5.750%, 07/15/25	40,000	40,912

Stanford Health Care 3.795%, 11/15/48	250,000	249,780

Sysco 3.250%, 07/15/27	250,000	246,956

Tyson Foods 4.000%, 03/01/26	50,000	51,502

Walgreen 4.400%, 09/15/42	220,000	194,926

Walmart 4.750%, 10/02/43	500,000	564,693
2.650%, 12/15/24	400,000	397,414

		9,525,179

ENERGY — 2.4%

Antero Resources 5.625%, 06/01/23	40,000	40,462
5.000%, 03/01/25	48,000	47,040

Canadian Natural Resources 3.850%, 06/01/27	50,000	50,524

Centennial Resource Production 6.875%, 04/01/27(C)	29,000	30,051

Chevron 2.566%, 05/16/23	450,000	448,005

CNPC General Capital 3.950%, 04/19/22(C)	200,000	204,104

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)

ConocoPhillips 4.150%, 11/15/34	$250,000	$252,041

CrownRock 5.625%, 10/15/25(C)	18,000	17,775

Dolphin Energy 5.500%, 12/15/21(C)	200,000	210,500

Energy Transfer Operating 6.250%, 04/15/49	84,000	94,306
6.050%, 06/01/41	370,000	395,611
5.875%, 01/15/24	50,000	54,579
5.500%, 06/01/27	80,000	86,922
4.050%, 03/15/25	200,000	203,120

Ensco Rowan 5.750%, 10/01/44	80,000	52,600
4.500%, 10/01/24	95,000	76,950

EOG Resources 2.625%, 03/15/23	406,000	403,516

EQM Midstream Partners 4.125%, 12/01/26	275,000	259,698

Gulfport Energy 6.375%, 05/15/25	14,000	12,320

Kinder Morgan 5.625%, 11/15/23(C)	400,000	436,967

Kinder Morgan Energy Partners 5.800%, 03/15/35	200,000	221,581

Matador Resources 5.875%, 09/15/26	33,000	33,248

Nabors Industries 5.500%, 01/15/23	175,000	166,687
5.100%, 09/15/23	265,000	248,438

Occidental Petroleum 3.000%, 02/15/27	250,000	242,435

Parsley Energy 5.375%, 01/15/25(C)	61,000	61,972

Petrobras Global Finance BV 6.850%, 06/05/15	100,000	97,812
5.625%, 05/20/43	70,000	63,525

Petroleos Mexicanos 6.500%, 03/13/27	60,000	60,774
6.500%, 01/23/29(C)	315,000	314,449

Phillips 66 4.300%, 04/01/22	500,000	520,958

Plains All American Pipeline 4.650%, 10/15/25	140,000	146,269

QEP Resources 5.250%, 05/01/23	70,000	68,075

Range Resources 5.000%, 03/15/23	105,000	102,152
4.875%, 05/15/25	40,000	36,850

Rockies Express Pipeline 5.625%, 04/15/20(C)	180,000	184,023

Ruby Pipeline 6.000%, 04/01/22(C)	196,970	193,223

Saudi Arabian Oil Company 4.375%, 04/16/49	200,000	194,312

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

ENERGY (continued)

Shell International Finance BV 1.750%, 09/12/21	$1,000,000	$979,653

SM Energy 5.625%, 06/01/25	40,000	37,450
5.000%, 01/15/24	5,000	4,684

Targa Resources Partners 6.875%, 01/15/29(C)	20,000	21,600

TC PipeLines 4.650%, 06/15/21	400,000	409,854

Thaioil Treasury Center MTN 4.875%, 01/23/43(C)	200,000	209,363

TransMontaigne Partners 6.125%, 02/15/26	35,000	33,688

Transocean Guardian 5.875%, 01/15/24(C)	131,355	134,639

Transocean Pontus 6.125%, 08/01/25(C)	57,645	59,086

Transocean Poseidon 6.875%, 02/01/27(C)	17,000	18,105

Transocean Proteus 6.250%, 12/01/24(C)	29,600	30,414

Transportadora de Gas Internacional ESP 5.550%, 11/01/28(C)	200,000	218,250

Ultrapar International 5.250%, 10/06/26(C)	280,000	286,267

USA Compression Partners 6.875%, 09/01/27(C)	27,000	28,418

WPX Energy 5.750%, 06/01/26	18,000	18,608

		8,823,953

FINANCIALS — 6.1%

Ally Financial 3.750%, 11/18/19	235,000	235,294

American Express Credit MTN 2.700%, 03/03/22	750,000	750,067

Ardonagh Midco 3 8.625%, 07/15/23(C)	200,000	168,500

Banco Santander Chile 3.875%, 09/20/22(C)	180,000	183,674

Bangkok Bank MTN 4.050%, 03/19/24(C)	405,000	417,842

Bank of America 3.004%, 12/20/23	70,000	69,714
2.738%, 01/23/22	185,000	184,389

Bank of America MTN 4.271%, 07/23/29	525,000	548,718
3.970%, 03/05/29	500,000	511,216
3.559%, 04/23/27	470,000	473,102
3.499%, 05/17/22	400,000	404,491
3.300%, 01/11/23	500,000	506,324
3.093%, 10/01/25	250,000	247,941

Bank of Montreal MTN 3.100%, 04/13/21	140,000	141,243

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)

Bank of New York Mellon MTN 3.500%, 04/28/23	$500,000	$512,693

Barclays 2.875%, 06/08/20	410,000	408,932

BB&T MTN 3.750%, 12/06/23	500,000	517,870

Berkshire Hathaway Finance 4.200%, 08/15/48	425,000	439,955

Capital One 2.250%, 09/13/21	500,000	492,712

Capital One Bank USA 3.375%, 02/15/23	500,000	500,986
3.220%, 03/01/25	505,000	505,102

Citigroup 3.980%, 03/20/30	250,000	254,576
2.700%, 03/30/21	560,000	559,247

Farmers Insurance Exchange 8.625%, 05/01/24(C)	315,000	373,930

Fifth Third Bancorp 3.950%, 03/14/28	250,000	259,653

Goldman Sachs Group 6.750%, 10/01/37	115,000	141,925
3.750%, 05/22/25	500,000	507,008
3.272%, 09/29/25	190,000	187,753
2.600%, 04/23/20	340,000	339,294

Goldman Sachs Group MTN 6.000%, 06/15/20	55,000	56,883

HSBC Holdings 4.300%, 03/08/26	250,000	260,372

Intercontinental Exchange 2.750%, 12/01/20	1,007,000	1,007,957

JPMorgan Chase 4.625%, 05/10/21	530,000	549,150
4.350%, 08/15/21	400,000	413,874
4.023%, 12/05/24	300,000	311,083
3.875%, 09/10/24	500,000	514,536
2.550%, 10/29/20	500,000	498,820

KeyCorp MTN 2.900%, 09/15/20	1,000,000	1,003,099

Lloyds Banking Group 4.344%, 01/09/48	330,000	307,602
2.907%, 11/07/23	200,000	196,438

MGM Growth Properties Operating Partnership 5.625%, 05/01/24‡	30,000	31,463

Morgan Stanley 2.800%, 06/16/20	650,000	650,989

Morgan Stanley MTN 3.700%, 10/23/24	180,000	184,827
3.522%, 07/22/22	275,000	277,000
3.125%, 07/27/26	250,000	243,501

National Rural Utilities Cooperative Finance 4.750%, 04/30/43	175,000	171,500
3.400%, 02/07/28	250,000	253,213

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

FINANCIALS (continued)

Nationwide Building Society MTN 3.622%, 04/26/23(C)	$200,000	$201,213

Nationwide Mutual Insurance 4.901%, 12/15/24(C)	400,000	397,844

Navient MTN 8.000%, 03/25/20	175,000	181,344

PNC Bank 3.100%, 10/25/27	250,000	249,189

Raymond James Financial 4.950%, 07/15/46	175,000	183,840

Santander UK 3.400%, 06/01/21	200,000	202,511

Santander UK Group Holdings 5.625%, 09/15/45(C)	200,000	211,463
2.875%, 08/05/21	200,000	198,885

Springleaf Finance 6.125%, 03/15/24	340,000	358,700

SunTrust Banks 4.000%, 05/01/25	250,000	261,202

Teachers Insurance & Annuity Association of America 4.375%, 09/15/54(C)	350,000	358,978

U.S. Bancorp MTN 3.150%, 04/27/27	250,000	250,839

Wells Fargo 3.069%, 01/24/23	500,000	500,957
3.000%, 04/22/26	190,000	185,637
3.000%, 10/23/26	125,000	121,613

Wells Fargo MTN 3.550%, 09/29/25	300,000	305,671
2.625%, 07/22/22	60,000	59,486

Westpac Banking 2.150%, 03/06/20	1,000,000	995,802

		23,001,632

HEALTH CARE — 2.8%

Abbott Laboratories 3.750%, 11/30/26	282,000	293,866

AbbVie 4.400%, 11/06/42	200,000	185,289
3.600%, 05/14/25	250,000	251,473

Aetna 2.800%, 06/15/23	225,000	220,989

Allergan Funding SCS 4.850%, 06/15/44	125,000	122,903

Allergan Sales 5.000%, 12/15/21(C)	100,000	104,171

Amgen 4.400%, 05/01/45	390,000	382,974
3.625%, 05/15/22	500,000	512,145

Anthem 3.650%, 12/01/27	190,000	188,344

Becton Dickinson 2.894%, 06/06/22	125,000	124,668
2.404%, 06/05/20	125,000	124,346

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)

Biogen 2.900%, 09/15/20	$60,000	$59,979

Boston Scientific 3.450%, 03/01/24	500,000	508,963

Catalent Pharma Solutions 4.875%, 01/15/26(C)	74,000	74,185

Celgene 5.000%, 08/15/45	250,000	268,867
3.875%, 08/15/25	250,000	257,810

Centene 5.625%, 02/15/21	118,000	119,918

CHS 8.625%, 01/15/24(C)	18,000	18,270
8.000%, 03/15/26(C)	23,000	22,368

Cigna 4.125%, 11/15/25(C)	350,000	361,768
3.050%, 10/15/27	175,000	165,199

CVS Health 5.125%, 07/20/45	200,000	198,820
5.050%, 03/25/48	435,000	429,218
2.800%, 07/20/20	1,000,000	998,982

Eli Lilly 3.375%, 03/15/29	250,000	255,749

Express Scripts Holding 3.000%, 07/15/23	500,000	495,304

Fresenius Medical Care US Finance II 5.625%, 07/31/19(C)	165,000	165,851

Gilead Sciences 4.000%, 09/01/36	250,000	244,119
3.500%, 02/01/25	562,000	572,718

HCA 6.500%, 02/15/20	40,000	41,055
5.875%, 02/01/29	70,000	75,338
5.250%, 04/15/25	120,000	128,514
4.750%, 05/01/23	36,000	37,616

Johnson & Johnson 3.500%, 01/15/48	250,000	242,070

Medtronic 3.500%, 03/15/25	500,000	515,211

Molina Healthcare 5.375%, 11/15/22	35,000	36,531
4.875%, 06/15/25(C)	8,000	7,960

PerkinElmer 5.000%, 11/15/21	140,000	145,575

Stryker 3.650%, 03/07/28	100,000	101,949

Teleflex 4.625%, 11/15/27	32,000	31,840

Tenet Healthcare 4.500%, 04/01/21	83,000	84,141
4.375%, 10/01/21	25,000	25,281

Teva Pharmaceutical Finance Netherlands III BV 1.700%, 07/19/19	89,000	88,579

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

HEALTH CARE (continued)

UnitedHealth Group 4.750%, 07/15/45	$170,000	$187,024

Universal Health Services 4.750%, 08/01/22(C)	230,000	232,042

WellCare Health Plans 5.375%, 08/15/26(C)	47,000	49,223

Zimmer Biomet Holdings 3.375%, 03/19/21	190,000	189,397

Zoetis 3.250%, 02/01/23	385,000	388,141

		10,336,743

INDUSTRIALS — 3.2%

3M MTN 3.125%, 09/19/46	250,000	220,950

AerCap Ireland Capital DAC 4.500%, 05/15/21	190,000	194,335

Air Lease 3.500%, 01/15/22	180,000	181,833
2.125%, 01/15/20	150,000	149,239

Amcor Finance USA 3.625%, 04/28/26(C)	200,000	197,692
4.000%, 10/29/24	206,213	210,812

American Airlines Pass-Through Trust , Ser 2015-2, Cl AA 3.600%, 09/22/27	300,273	301,414

BAE Systems Holdings 6.375%, 06/01/19(C)	250,000	250,655

BAT Capital 4.540%, 08/15/47	15,000	13,392

Boeing 3.650%, 03/01/47	250,000	238,130

Burlington Northern Santa Fe 3.900%, 08/01/46	250,000	250,980

Clean Harbors 5.125%, 06/01/21	80,000	80,100

CNH Industrial Capital 4.375%, 04/05/22	120,000	124,068

Continental Airlines Pass-Through Trust, Ser 2000-1, Cl A 8.048%, 11/01/20	125,086	126,937

Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A CSX 4.750%, 05/30/42	250,000	270,665

Eaton 3.103%, 09/15/27	300,000	295,124
2.750%, 11/02/22	500,000	499,408

Embraer Netherlands Finance BV 5.050%, 06/15/25	190,000	200,024

Equifax 7.000%, 07/01/37	20,000	23,258
3.300%, 12/15/22	55,000	55,305

FedEx 4.050%, 02/15/48	250,000	223,037
3.875%, 08/01/42	250,000	221,751

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)

Ferreycorp SAA 4.875%, 04/26/20(C)	$123,000	$123,461

GATX 3.250%, 09/15/26	250,000	238,794

GE Capital International Funding Unlimited 4.418%, 11/15/35	305,000	285,671
2.342%, 11/15/20	440,000	435,241

General Dynamics 1.875%, 08/15/23	500,000	483,182

General Electric MTN 5.550%, 01/05/26	180,000	195,022
5.500%, 01/08/20	255,000	259,417
5.300%, 02/11/21	35,000	36,245
4.650%, 10/17/21	105,000	108,762
4.625%, 01/07/21	240,000	246,277

General Electric 4.125%, 10/09/42	250,000	220,459

IHS Markit 5.000%, 11/01/22(C)	37,000	38,769
4.750%, 08/01/28	125,000	130,323
4.000%, 03/01/26(C)	24,000	23,932

International Lease Finance 6.250%, 05/15/19	600,000	600,687

L3 Technologies 4.400%, 06/15/28	190,000	200,331

Lockheed Martin 4.500%, 05/15/36	250,000	271,469

Matthews International 5.250%, 12/01/25(C)	37,000	36,121

Mexico City Airport Trust 5.500%, 07/31/47(C)	200,000	186,250

Molex Electronic Technologies 3.900%, 04/15/25(C)	87,000	87,600

Norfolk Southern 4.450%, 06/15/45	250,000	261,692

Northrop Grumman 3.250%, 01/15/28	440,000	432,703

Owens Corning 4.200%, 12/01/24	95,000	96,467

Park Aerospace Holdings 5.250%, 08/15/22(C)	110,000	114,510

Republic Services 3.550%, 06/01/22	250,000	255,116

Reynolds Group Issuer 5.750%, 10/15/20	106,602	106,922

Southwest Airlines 3.450%, 11/16/27	375,000	373,010

TTX MTN 3.900%, 02/01/45(C)	400,000	382,304

Union Pacific 4.150%, 01/15/45	250,000	246,905
3.950%, 09/10/28	125,000	131,391

United Technologies 4.500%, 06/01/42	250,000	259,382

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

INDUSTRIALS (continued)
3.750%, 11/01/46	$425,000	$392,408
3.350%, 08/16/21	60,000	60,721

Waste Management 3.500%, 05/15/24	250,000	256,505

		11,907,158

INFORMATION TECHNOLOGY — 0.6%

Change Healthcare Holdings 5.750%, 03/01/25(C)	27,000	26,764

Hewlett Packard Enterprise 6.200%, 10/15/35	160,000	173,695
3.600%, 10/15/20	195,000	196,823

Intel 2.875%, 05/11/24	500,000	502,470

Microchip Technology 4.333%, 06/01/23(C)	95,000	97,616

Microsoft 2.400%, 02/06/22	1,000,000	998,923

Oracle 2.950%, 11/15/24	250,000	250,262

SS&C Technologies 5.500%, 09/30/27(C)	33,000	33,846

		2,280,399

MATERIALS — 1.0%

Air Liquide Finance 2.500%, 09/27/26(C)	250,000	236,990

Albemarle 4.150%, 12/01/24	250,000	258,986

Axalta Coating Systems 4.875%, 08/15/24(C)	150,000	150,608

Berry Global 4.500%, 02/15/26(C)	26,000	25,220

Braskem America Finance 7.125%, 07/22/41(C)	280,000	325,500

Crown Americas 4.250%, 09/30/26	30,000	29,213

Freeport-McMoRan 3.550%, 03/01/22	340,000	337,025

Graphic Packaging International 4.125%, 08/15/24	85,000	84,575

International Flavors & Fragrances 5.000%, 09/26/48	160,000	167,566

International Paper 3.800%, 01/15/26	250,000	255,698

Koppers 6.000%, 02/15/25(C)	50,000	48,390

LYB International Finance II BV 3.500%, 03/02/27	250,000	243,330

Methanex 5.250%, 03/01/22	180,000	186,453

Mexichem 6.750%, 09/19/42(C)	205,000	225,244

OCP 5.625%, 04/25/24(C)	200,000	210,280

CORPORATE OBLIGATIONS (continued)

	Face Amount	Value

MATERIALS (continued)

Sealed Air 4.875%, 12/01/22(C)	$55,000	$56,788

Sherwin-Williams 3.125%, 06/01/24	250,000	249,344

Silgan Holdings 4.750%, 03/15/25	80,000	79,200

Syngenta Finance 3.698%, 04/24/20(C)	245,000	245,934

WestRock RKT 3.500%, 03/01/20	200,000	200,750

WRKCo 4.900%, 03/15/29	120,000	128,861

		3,745,955

REAL ESTATE — 0.8%

American Campus Communities Operating Partnership 3.625%, 11/15/27	200,000	196,344

American Tower 3.550%, 07/15/27	250,000	246,348

Boston Properties 3.200%, 01/15/25	425,000	424,380

ERP Operating 3.250%, 08/01/27	250,000	251,136

GLP Capital 5.375%, 04/15/26	150,000	158,409
5.300%, 01/15/29	215,000	226,782

iStar 6.500%, 07/01/21	200,000	204,000

Liberty Property 4.750%, 10/01/20	350,000	357,510

SBA Communications 4.875%, 09/01/24	38,000	38,594

SL Green Operating Partnership 3.250%, 10/15/22	125,000	125,095

Ventas Realty 3.250%, 10/15/26	450,000	438,823

Welltower 5.250%, 01/15/22	275,000	290,566

		2,957,987

UTILITIES — 1.6%

Acwa Power Management And Investments One 5.950%, 12/15/39(C)	330,000	340,725

AmeriGas Partners 5.500%, 05/20/25	20,000	20,475

Baltimore Gas & Electric 3.500%, 08/15/46	250,000	233,246

Connecticut Light & Power 4.000%, 04/01/48	250,000	258,104

Duke Energy Carolinas 4.250%, 12/15/41	500,000	524,394
3.750%, 06/01/45	290,000	282,802

Enel Americas 4.000%, 10/25/26	40,000	39,610

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS (continued)

	Face Amount(1)		Value

UTILITIES (continued)

Enel Generacion Chile 4.250%, 04/15/24		45,000	$46,289

Florida Power & Light 3.950%, 03/01/48		190,000	194,359

Georgia Power 4.300%, 03/15/43		250,000	247,060

Infraestructura Energetica Nova 4.875%, 01/14/48(C)		200,000	170,800

ITC Holdings 3.650%, 06/15/24		204,000	207,421

Metropolitan Edison 4.000%, 04/15/25(C)		400,000	410,229

NextEra Energy Capital Holdings 3.218%, 05/04/21		310,000	309,676

NiSource 2.650%, 11/17/22		150,000	148,027

PacifiCorp 5.750%, 04/01/37		250,000	306,219
4.150%, 02/15/50		250,000	259,826

PNM Resources 3.250%, 03/09/21		190,000	190,587

Public Service Electric & Gas MTN 4.000%, 06/01/44		500,000	495,145

Public Service of Colorado 4.100%, 06/15/48		250,000	261,310

Public Service of Oklahoma 4.400%, 02/01/21		300,000	307,902

Southern Gas Capital 2.450%, 10/01/23		400,000	388,418

Transelec 4.250%, 01/14/25(C)		200,000	204,000

Virginia Electric & Power 4.450%, 02/15/44		250,000	266,706

			6,113,330

Total Corporate Obligations (Cost $93,292,796)			92,855,015

SOVEREIGN DEBT — 20.6%

Argentina Bonar Bond

50.249%, VAR 30-35d Argentina BADLAR Private Banks+2.000%, 04/03/22	ARS	2,982,000	57,641

Argentina POM Politica Monetaria

70.354%, VAR Argentina Central Bank 7 Day Repo Rate+0.000%, 06/21/20	ARS	230,000	5,145

Argentina Treasury Bills 14.185%, 07/31/20 (D)	ARS	1,062,000	20,626
9.828%, 07/19/19 (D)	ARS	8,155,500	180,905
7.172%, 02/28/20 (D)	ARS	75,000	1,505
2.796%, 07/31/20 (D)	ARS	1,042,000	20,443
0.984%, 07/31/19 (D)	ARS	4,157,100	93,831
0.733%, 10/31/19 (D)	ARS	13,300,000	347,611

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
0.000%, 09/30/19 (D)	ARS	30,347,000	$832,693
0.000%, 04/30/20 (D)	ARS	6,726,000	152,623
0.000%, 05/10/19 (D)	ARS	1,644,000	39,557
0.000%, 06/28/19 (D)	ARS	3,577,000	90,242
0.000%, 05/31/19 (D)	ARS	12,695,000	355,703

Argentine Bonos del Tesoro 18.200%, 10/03/21	ARS	28,522,000	466,204
16.000%, 10/17/23	ARS	32,584,000	538,519
15.500%, 10/17/26	ARS	57,109,000	931,254

Argentine Republic Government International Bond

7.625%, 04/22/46		150,000	104,250
7.500%, 04/22/26		225,000	168,750

Bank of Thailand Bills 1.691%, 09/05/19 (D)	THB	18,242,000	568,023
1.668%, 08/15/19 (D)	THB	14,408,000	449,102

Bank of Thailand Bond 1.950%, 11/26/20	THB	29,426,000	922,676
1.820%, 08/27/20	THB	17,970,000	563,430
1.770%, 03/27/20	THB	5,908,000	184,938
1.570%, 09/25/20	THB	16,520,000	516,146
1.490%, 08/28/19	THB	63,610,000	1,990,656

Bonos de la Nacion Argentina con Ajuste por CER

4.000%, 03/06/20	ARS	83,000	2,569

Bonos De La Nacion Argentina En Moneda Dua

4.500%, 02/13/20		359,000	321,305

Brazil Letras do Tesouro Nacional 11.970%, 07/01/20 (D)	BRL	2,250,000	531,810

Brazil Notas do Tesouro Nacional 10.000%, 01/01/21	BRL	15,390,000	4,086,418

Brazil Notas do Tesouro Nacional, Ser F

10.000%, 01/01/27	BRL	32,740,000	8,832,487

Colombian TES 10.000%, 07/24/24	COP	971,000,000	354,080
7.750%, 09/18/30	COP	3,223,600,000	1,066,979
7.000%, 05/04/22	COP	75,000,000	24,249

Indonesia Government International Bond

3.700%, 01/08/22(C)		200,000	202,918

Indonesia Treasury Bond 9.000%, 03/15/29	IDR	2,485,000,000	187,387
8.375%, 03/15/24	IDR	59,460,000,000	4,350,119
8.375%, 09/15/26	IDR	46,383,000,000	3,403,008

Korea Treasury Bond 2.000%, 03/10/21	KRW	4,100,000,000	3,526,098
1.875%, 03/10/22	KRW	2,848,000,000	2,446,484
1.500%, 06/10/19	KRW	4,100,000,000	3,508,897
1.375%, 09/10/21	KRW	4,200,000,000	3,565,702
1.250%, 12/10/19	KRW	4,000,000,000	3,413,681

Mexican Bonos 10.000%, 12/05/24	MXN	1,420,000	81,828
8.000%, 06/11/20	MXN	5,510,000	290,579
8.000%, 12/07/23	MXN	4,070,000	215,038
7.250%, 12/09/21	MXN	31,540,000	1,634,701

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

SOVEREIGN DEBT (continued)

	Face Amount(1)		Value
6.500%, 06/10/21	MXN	15,720,000	$805,232
6.500%, 06/09/22	MXN	8,250,000	417,593
5.750%, 03/05/26	MXN	9,600,000	445,314
5.000%, 12/11/19	MXN	88,870,000	4,596,005

Mexico Cetes 8.598%, 06/06/19 (D)	MXN	114,719,000	600,283
8.592%, 11/07/19 (D)	MXN	43,020,000	217,540
8.192%, 08/01/19 (D)	MXN	15,061,000	77,822
8.160%, 04/02/20 (D)	MXN	205,728,000	1,007,058
8.124%, 09/12/19 (D)	MXN	87,585,000	448,377
8.110%, 07/18/19 (D)	MXN	225,120,000	1,166,892
8.109%, 01/02/20 (D)	MXN	336,144,000	1,679,324
8.100%, 07/04/19 (D)	MXN	506,178,000	2,632,118
8.100%, 02/27/20 (D)	MXN	409,287,000	2,018,266
7.830%, 05/23/19 (D)	MXN	1,093,626,000	5,740,140

Oman Government International Bond

3.875%, 03/08/22(C)		200,000	194,402

Qatar Government International Bond

3.875%, 04/23/23(C)		200,000	206,470

Republic of Ghana Government Bond

24.750%, 03/01/21	GHS	100,000	21,091
24.750%, 07/19/21	GHS	100,000	21,166
21.500%, 03/09/20	GHS	50,000	9,982
19.750%, 03/25/24	GHS	960,000	186,325
19.750%, 03/15/32	GHS	2,890,000	550,316
19.000%, 11/02/26	GHS	2,890,000	535,330
18.750%, 01/24/22	GHS	960,000	185,665
18.500%, 06/01/20	GHS	50,000	9,749
18.250%, 09/21/20	GHS	100,000	19,366
17.600%, 11/28/22	GHS	50,000	9,346
16.500%, 03/22/21	GHS	150,000	28,065
16.250%, 05/17/21	GHS	340,000	63,146

Saudi Government International Bond

3.250%, 10/26/26(C)		385,000	377,837

Thailand Government Bond 3.875%, 06/13/19	THB	2,769,000	86,947

Ukraine Government International Bond

0.000%, 05/31/40(A) (C)		1,454,000	926,692

Uruguay Government International Bond

9.875%, 06/20/22 (C)	UYU	2,745,000	78,433
8.500%, 03/15/28 (C)	UYU	6,440,000	158,145

Total Sovereign Debt (Cost $83,994,639)			77,169,247

U.S. TREASURY OBLIGATIONS — 17.7%

U.S. Treasury Bills 2.435%, 07/25/19 (D)		59,000	58,671
2.414%, 06/20/19 (D)		112,000	111,630
2.413%, 05/30/19 (D)		6,380,000	6,367,695
2.405%, 06/06/19 (D)		155,000	154,631
2.405%, 06/13/19 (D)		1,170,000	1,166,660
2.391%, 07/18/19 (D)		290,000	288,508

U.S. TREASURY OBLIGATIONS (continued)

	Face Amount	Value
2.358%, 06/27/19 (D)	$300,000	$298,872
2.354%, 05/02/19 (D)	4,300,000	4,299,716

		12,746,383

U.S. Treasury Bonds 3.875%, 08/15/40	250,000	292,383
3.750%, 08/15/41	250,000	286,924
3.625%, 08/15/43	250,000	281,416
3.375%, 11/15/48	720,000	782,747
3.125%, 08/15/44	250,000	259,199
3.125%, 05/15/48	135,000	139,852
3.000%, 05/15/45	210,000	213,101
3.000%, 02/15/49	7,300,000	7,390,679
2.875%, 08/15/45	250,000	247,705
2.750%, 08/15/42	250,000	243,984
2.500%, 02/15/45	250,000	230,703
2.500%, 02/15/46	250,000	229,824

		10,598,517

U.S. Treasury Inflation Protected Securities

1.000%, 02/15/46	848,122	857,105
0.875%, 02/15/47	167,546	164,352
0.750%, 07/15/28	395,805	404,094
0.750%, 02/15/45	2,490,381	2,373,723
0.375%, 07/15/25	271,810	271,483
0.250%, 01/15/25	1,856,963	1,837,438
0.125%, 07/15/24	10,646	10,535

		5,918,730

U.S. Treasury Notes 3.125%, 11/15/28	6,385,000	6,719,714
2.875%, 08/15/28	780,000	804,405
2.750%, 02/15/24	500,000	510,469
2.625%, 02/15/29	2,825,000	2,853,802
2.500%, 02/28/21	2,895,000	2,905,630
2.375%, 04/30/26	575,000	574,349
2.250%, 03/31/21	3,580,000	3,577,902
2.250%, 04/30/21	370,000	369,827
2.250%, 04/30/24	4,695,000	4,687,847
2.250%, 11/15/24	250,000	249,023
2.125%, 03/31/24	7,230,000	7,176,340
2.000%, 02/28/21	500,000	497,344
2.000%, 05/31/21	500,000	497,285
2.000%, 08/31/21	500,000	497,070
2.000%, 02/15/25	250,000	245,371
2.000%, 08/15/25	250,000	244,531
1.875%, 12/31/19	170,000	169,329
1.875%, 08/31/22	500,000	493,984
1.875%, 09/30/22	500,000	493,965
1.750%, 02/28/22	500,000	493,242
1.625%, 11/30/20	500,000	494,590
1.625%, 02/15/26	250,000	237,979
1.500%, 02/28/23	500,000	486,055
1.500%, 08/15/26	250,000	234,707
1.375%, 07/31/19	680,000	678,182
1.375%, 05/31/20	500,000	494,590
1.375%, 08/31/23	500,000	481,523

		37,169,055

Total U.S. Treasury Obligations (Cost $66,942,838)		66,432,685

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — 4.3%

	Face Amount	Value

AUTOMOTIVE — 0.7%

Americredit Automobile Receivables Trust, Ser 2016-4, Cl B

1.830%, 12/08/21	$440,000	$437,268

Avis Budget Rental Car Funding AESOP, Ser 2014-2A, Cl A

2.500%, 02/20/21(C)	180,000	179,626

Avis Budget Rental Car Funding AESOP, Ser 2017-1A, Cl A

3.070%, 09/20/23(C)	215,000	215,623

Avis Budget Rental Car Funding AESOP, Ser 2019-1A, Cl A

3.450%, 03/20/23(C)	100,000	101,216

CPS Auto Trust, Ser 2017-A, Cl B 2.680%, 05/17/21(C)	83,691	83,629

Credit Acceptance Auto Loan Trust, Ser 2016-3A, Cl A

2.150%, 04/15/24(C)	91,569	91,418

Drive Auto Receivables Trust, Ser 2017-AA, Cl C

2.980%, 01/18/22(C)	240,303	240,427

DT Auto Owner Trust, Ser 2016-4A, Cl C

2.740%, 10/17/22(C)	39,527	39,523

Exeter Automobile Receivables Trust, Ser 2018-2A, Cl A

2.790%, 07/15/21(C)	42,535	42,536

Santander Drive Auto Receivables Trust, Ser 2016-3, Cl B

1.890%, 06/15/21	46,074	46,056

Santander Drive Auto Receivables Trust, Ser 2017-2, Cl B

2.210%, 10/15/21	6,922	6,917

Santander Drive Auto Receivables Trust, Ser 2018-2, Cl B 3.440%, 09/15/22	10,000	10,022

Santander Drive Auto Receivables Trust, Ser 2018-2, Cl C 3.750%, 07/17/23	10,000	10,053

World Omni Auto Receivables Trust, Ser 2018-D, Cl A3 3.330%, 04/15/24	1,000,000	1,018,153

		2,522,467

CREDIT CARDS — 0.6%

Capital One Multi-Asset Execution Trust, Ser 2019-A1, Cl A1 2.840%, 12/15/24	1,000,000	1,008,475

Citibank Credit Card Issuance Trust, Ser 2014-A1, Cl A1 2.880%, 01/23/23	1,000,000	1,006,162

World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A 2.030%, 04/15/25	405,000	399,430

		2,414,067

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

MORTGAGE RELATED SECURITIES — 0.5%

Asset-Backed Funding Certificates, Ser 2016-OPT1, Cl A2 2.630%, VAR ICE LIBOR USD 1 Month+0.140%, 09/25/36	$382,201	$373,503

Centex Home Equity, Ser 2006-A, Cl AV4 2.727%, VAR ICE LIBOR USD 1 Month+0.250%, 06/25/36	236,115	235,464

Citigroup Mortgage Loan Trust, Ser 2006-HE1, Cl M2 2.996%, VAR ICE LIBOR USD 1 Month+0.510%, 01/25/36	79,709	79,728

First Franklin Mortgage Loan Trust, Ser 2006-FF10, Cl A4 2.636%, VAR ICE LIBOR USD 1 Month+0.150%, 07/25/36	142,396	142,187

Nomura Home Equity Trust, Ser 2006-HE1, Cl M1 2.896%, VAR ICE LIBOR USD 1 Month+0.410%, 02/25/36	360,252	360,982

NovaStar Mortgage Funding Trust, Ser 2007-2, Cl A1A 2.686%, VAR ICE LIBOR USD 1 Month+0.200%, 09/25/37	615,823	595,506

		1,787,370

OTHER ASSET-BACKED SECURITIES — 2.5%

Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT5, Cl A 3.500%, 05/28/69(A) (C)	108,940	109,768

Bayview Opportunity Master Fund IVb Trust, Ser 2017-SPL3, Cl A 4.000%, 11/28/53(A) (C)	109,959	111,873

Bayview Opportunity Master Fund Trust, Ser 2017-SPL1, Cl A 4.000%, 10/28/64(A) (C)	80,336	82,076

Coinstar Funding, Ser 2017-1A, Cl A2 5.216%, 04/25/47(C)	259,700	264,671

Invitation Homes Trust, Ser 2018-SFR2, Cl A 3.373%, VAR LIBOR USD 1 Month+0.900%, 06/17/37(C)	337,738	336,428

Navient Student Loan Trust, Ser 2014-2, Cl A 3.126%, VAR ICE LIBOR USD 1 Month+0.640%, 03/25/83	275,227	270,945

Navient Student Loan Trust, Ser 2014-3, Cl A 3.097%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	283,243	280,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)

Navient Student Loan Trust, Ser 2014-4, Cl A 3.106%, VAR ICE LIBOR USD 1 Month+0.620%, 03/25/83	$279,619	$274,028

Navient Student Loan Trust, Ser 2016-1A, Cl A 3.186%, VAR ICE LIBOR USD 1 Month+0.700%, 02/25/70(C)	224,899	224,299

Navient Student Loan Trust, Ser 2017-1A, Cl A3 3.627%, VAR ICE LIBOR USD 1 Month+1.150%, 07/26/66(C)	300,000	303,293

Navient Student Loan Trust, Ser 2017-3A, Cl A3 3.527%, VAR ICE LIBOR USD 1 Month+1.050%, 07/26/66(C)	310,000	313,086

Nelnet Student Loan Trust, Ser 2008-3, Cl A4 4.301%, VAR ICE LIBOR USD 3 Month+1.650%, 11/25/24	196,691	197,798

Nelnet Student Loan Trust, Ser 2014-4A, Cl A2 3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/48(C)	300,000	298,290

OneMain Financial Issuance Trust, Ser 2016-1A, Cl A 3.660%, 02/20/29(C)	386,225	387,782

Planet Fitness Master Issuer, Ser 2018-1A, Cl A2I 4.262%, 09/05/48(C)	184,075	187,283

SLM Student Loan Trust, Ser 2006-8, Cl A6 2.931%, VAR ICE LIBOR USD 3 Month+0.160%, 01/25/41	410,000	391,821

SLM Student Loan Trust, Ser 2007-2, Cl B 2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 07/25/25	370,000	339,366

SLM Student Loan Trust, Ser 2007-7, Cl A4 3.101%, VAR ICE LIBOR USD 3 Month+0.330%, 01/25/22	275,872	271,134

SLM Student Loan Trust, Ser 2008-5, Cl A4 4.471%, VAR ICE LIBOR USD 3 Month+1.700%, 07/25/23	99,964	101,342

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Ser 2008-6, Cl A4 3.871%, VAR ICE LIBOR USD 3 Month+1.100%, 07/25/23	$400,207	$400,205

SLM Student Loan Trust, Ser 2008-6, Cl B 4.621%, VAR ICE LIBOR USD 3 Month+1.850%, 07/26/83	320,000	325,382

SLM Student Loan Trust, Ser 2008-9, Cl A 4.271%, VAR ICE LIBOR USD 3 Month+1.500%, 04/25/23	163,509	165,516

SLM Student Loan Trust, Ser 2011-2, Cl A2 3.686%, VAR ICE LIBOR USD 1 Month+1.200%, 10/25/34	150,000	152,786

SLM Student Loan Trust, Ser 2012-1, Cl A3 3.436%, VAR ICE LIBOR USD 1 Month+0.950%, 09/25/28	262,694	261,404

SLM Student Loan Trust, Ser 2014-1, Cl A3 3.086%, VAR ICE LIBOR USD 1 Month+0.600%, 02/26/29	242,218	236,936

SLM Student Loan Trust, Ser 2014-3A, Cl A6A 3.130%, VAR ICE LIBOR USD 3 Month+0.550%, 10/25/64(C)	330,000	328,053

Soundview Home Loan Trust, Ser 2005-2, Cl M5 3.476%, VAR ICE LIBOR USD 1 Month+0.990%, 07/25/35	536,924	540,737

Towd Point Mortgage Trust, Ser 2015-2, Cl 1A12 2.750%, 11/25/60(A) (C)	180,735	179,213

Towd Point Mortgage Trust, Ser 2015-4, Cl M2 3.750%, 04/25/55(A) (C)	195,000	195,877

Towd Point Mortgage Trust, Ser 2017-1, Cl A1 2.750%, 10/25/56(A) (C)	446,149	440,065

Verizon Owner Trust, Ser 2018-A, Cl B 3.380%, 04/20/23	1,000,000	1,018,188

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES (continued)

	Face Amount	Value

OTHER ASSET-BACKED SECURITIES (continued)

Wachovia Student Loan Trust, Ser 2006-1, Cl A6 2.941%, VAR ICE LIBOR USD 3 Month+0.170%, 04/25/40(C)	$310,000	$301,967

		9,292,188

Total Asset-Backed Securities (Cost $15,875,702)		16,016,092

MUNICIPAL BONDS — 1.4%
California — 0.5%

California State, High-Speed Passenger Train Project, GO 2.193%, 04/01/47(E)	400,000	398,852

Los Angeles, Wastewater System Revenue, RB 5.713%, 06/01/39	300,000	374,370

University of California, Ser AJ, RB 4.601%, 05/15/31	250,000	275,565

University of California, Ser AS, RB 3.552%, 05/15/39	500,000	491,540

University of California, Regents Medical Center, Ser M, RB 2.859%, 05/15/30	500,000	479,450

		2,019,777

Florida — 0.1%

Greater Orlando, Aviation Authority, Ser C, RB 3.494%, 10/01/36	500,000	487,075

Maine — 0.1%

Maine State, Housing Authority, Ser D, RB 3.289%, 11/15/31	250,000	240,593

New York — 0.4%

New York & New Jersey, Port Authority, Ser 181, RB 4.960%, 08/01/46	500,000	599,589

New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB 5.267%, 05/01/27	295,000	336,439

New York State, Dormitory Authority, RB 5.500%, 03/15/30	375,000	432,064

New York State, Dormitory Authority, Ser S, RB 3.998%, 07/01/39	250,000	253,033

		1,621,125

Texas — 0.1%

Houston, Combined Utility System Revenue, RB 3.923%, 11/15/30	250,000	261,563

MUNICIPAL BONDS (continued)

	Face Amount	Value

West Virginia — 0.2%

West Virginia University, Ser B, RB 4.471%, 10/01/42	$500,000	$535,764

Total Municipal Bonds (Cost $5,279,192)		5,165,897

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%

FHLB 4.000%, 09/01/28	315,000	344,652
2.875%, 09/11/20	250,000	251,641
2.375%, 09/10/21	250,000	250,451
1.375%, 02/18/21	250,000	245,867

FHLB DN 2.371%, 05/02/19 (D)	100,000	99,993
2.330%, 05/03/19 (D)	655,000	654,913

FHLMC 2.750%, 06/19/23	250,000	254,210
2.375%, 01/13/22	250,000	250,521

FNMA 2.625%, 09/06/24	250,000	253,346
2.125%, 04/24/26	250,000	243,532
1.875%, 09/24/26	500,000	476,759
1.250%, 05/06/21	250,000	245,004

Tennessee Valley Authority 4.625%, 09/15/60	190,000	232,380
4.250%, 09/15/65	235,000	268,643

Total U.S. Government Agency Obligations (Cost $4,149,832)		4,071,912

LOAN PARTICIPATION NOTES — 0.3%

1011778 BC ULC, Term Loan B3, 1st Lien 4.733%, 02/16/24(A)	109,720	109,355

Altra Industrial Motion Corp, Term Loan, 1st Lien 4.499%, 09/26/25	43,825	43,688

AMC Entertainment Holdings Inc, Term Loan B, 1st Lien 5.490%, 03/20/26	110,000	110,275

Bausch Health Companies Inc, Term Loan, 1st Lien 5.224%, 11/27/25	108,571	108,620

Change Healthcare Holdings LLC, Term Loan B, 1st Lien 5.233%, VAR US LIBOR+0.000%, 03/01/24	203,636	203,526

Energizer Holdings Inc, Term Loan B, 1st Lien 4.739%, 12/17/25	29,925	29,925

Frontdoor Inc, Term Loan B, 1st Lien 5.000%, 08/14/25	17,741	17,708

Go Daddy Operating Company LLC, Term Loan B, 1st Lien 4.499%, 02/15/24(A)	109,721	109,858

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

LOAN PARTICIPATION NOTES (continued)

	Face Amount	Value

Grifols Worldwide Operations USA Inc, Term Loan B, 1st Lien 4.674%, 01/31/25(A)	$109,720	$109,830

Iron Mountain Information Management LLC, Term Loan B, 1st Lien 4.233%, 01/02/26(A)	114,710	112,321

KAR Auction Services Inc, Term Loan, 1st Lien 3.563%, 03/09/23	16,749	16,728

Michaels Stores Inc, Term Loan B, 1st Lien 4.983%, 01/30/23(A)	110,000	109,278

RESIDIO Funding Inc, Term Loan B, 1st Lien 4.630%, 10/03/25	15,867	15,847

SS&C Technologies Holdings Inc, Term Loan B, 1st Lien 4.733%, 04/16/25	109,717	109,704

Uber Technologies Inc, Term Loan B, 1st Lien 5.930%, 07/13/23	109,719	109,605

Total Loan Participation Notes (Cost $1,312,613)		1,316,268

Total Investments — 94.8% (Cost $364,541,662)		$355,920,523

A list of the open futures contracts held by the Fund at April 30, 2019, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 2-Year Treasury Notes	39	Jul-2019	$8,277,218	$8,307,305	$30,087
U.S. 2-Year Treasury Notes	3	Oct-2019	639,519	640,125	606
U.S. 5-Year Treasury Notes	72	Jul-2019	8,261,361	8,326,125	64,764
U.S. 5-Year Treasury Notes	4	Oct-2019	462,196	463,000	804
U.S. Ultra Long Treasury Bond	3	Jun-2019	485,262	492,844	7,582

			$18,125,556	$18,229,399	$103,843

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2019, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	05/02/19-10/24/19	USD	31,373,110	EUR	776,770,286	$563,045
JPMorgan Chase Bank	06/05/19-09/25/19	USD	1,615,204,833	JPY	32,679,998	(114,911)
HSBC	05/13/19	USD	25,297,055	JPY	228,213	861
Citigroup	06/03/19-10/18/19	JPY	20,501,209,580	USD	555,751,712	1,001,702

						$1,450,697

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

A list of the open centrally cleared swap agreements held by Fund at April 30, 2019, is as follows:

Interest Rate Swaps

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount	Premiums Paid	Unrealized Appreciation (Depreciation)	Swap Contracts, at Value
								Asset	Liability
2.97981	3-MONTH USD - LIBOR	Quarterly	02/20/48	USD	6,234,000	$–	$(520,952)	$–	$(520,952)
2.5873	3-MONTH USD - LIBOR	Quarterly	07/27/47	USD	2,000,000	–	(24,115)	–	(24,115)
2.7935	3-MONTH USD - LIBOR	Quarterly	03/13/47	USD	1,300,000	–	(84,813)	–	(84,813)
2.3782	USD LIBOR BBA	Quarterly	11/18/46	USD	3,800,000	–	60,898	60,898	–
2.2635	3-MONTH USD - LIBOR	Quarterly	04/11/22	USD	5,660,000	–	6,067	6,067	–
2.2337	3-MONTH USD - LIBOR	Quarterly	04/11/25	USD	2,325,000	–	(2,704)	–	(2,704)
1.5260	3-MONTH USD - LIBOR	Quarterly	09/16/26	USD	13,860,000	–	407,050	407,050	–

						$–	$(158,569)	$474,015	$(632,584)

Percentages are based on net assets of $375,359,824.

‡	Real Estate Investment Trust
(1)	In U.S. dollars, unless otherwise indicated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.”
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(F)	Securities considered illiquid. The total value of such securities as of April 30, 2019 was $0 ($ Thousands) and represented 0.0% of Net Assets.

ARS — Argentine Peso

BADLAR — Central Bank of Argentina’s average rate

BRL — Brazilian Real

Cl — Class

COP — Colombian Peso

DN — Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GHS — Ghanaian Cedi

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

THB — Thai Baht

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS CORE PLUS BOND FUND
April 30, 2019 (Unaudited)

ULC — Unlimited Liability Corporation

USD — United States Dollar

UYU — Uruguayan Peso

VAR — Variable Rate

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$92,893,407	$—	$92,893,407
Corporate Obligations	—	92,855,015	—	92,855,015
Sovereign Debt	—	77,169,247	—	77,169,247
U.S. Treasury Obligations	—	66,432,685	—	66,432,685
Asset-Backed Securities	—	16,016,092	—	16,016,092
Municipal Bonds	—	5,165,897	—	5,165,897
U.S. Government Agency Obligations	—	4,071,912	—	4,071,912
Loan Participation Notes	—	1,316,268	—	1,316,268

Total Investments in Securities	$—	$355,920,523	$—	$355,920,523

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Unrealized Appreciation	$103,843	$—	$—	$103,843
Forwards Contracts *
Unrealized Appreciation	—	1,565,608	—	1,565,608
Unrealized Depreciation	—	(114,911)	—	(114,911)
Centrally Cleared Swaps *
Interest Rate Swaps
Unrealized Appreciation	—	474,015	—	474,015
Unrealized Depreciation	—	(632,584)	—	(632,584)

Total Other Financial Instruments	$103,843	$1,292,128	$—	$1,395,971

* Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities.

Amounts designated as $– are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Global Public Equity Fund	Core Plus Bond Fund
Assets:
Investments, at Value †	$505,407,134	$355,920,523
Foreign Currency, at Value ††	1,392,714	202,726
Cash and Cash Equivalents	9,395,010	19,390,045
Cash Pledged as Collateral for Swap Contracts	–	2,272,918
Receivable for Investment Securities Sold	3,030,309	9,075,455
Dividends and Interest Receivable	1,016,363	1,709,852
Reclaims Receivable	926,964	–
Receivable for Capital Shares Sold	269,970	1,100,455
Unrealized Appreciation on Forward Foreign Currency Contracts	49,068	1,565,608
Unrealized Appreciation on Spot Foreign Currency Contracts	1,566	100,486
Variation Margin Receivable	–	22,145
Prepaid Expenses	9,338	4,933

Total Assets	521,498,436	391,365,146

Liabilities:
Payable for Investment Securities Purchased	3,099,787	15,071,867
Investment Advisory Fees Payable - Note 6	293,175	83,588
Shareholder Servicing Fees Payable	194,388	71,746
Accrued Foreign Capital Gains Tax	155,337	–
Payable for Capital Shares Redeemed	84,000	43,000
Payable due to Administrator	39,198	28,405
Payable due to Trustees	21,134	15,882
Chief Compliance Officer Fees Payable	11,382	7,615
Management Fees Payable - Note 6	4,238	3,071
Unrealized Depreciation on Spot Foreign Currency Contracts	1,392	–
Unrealized Depreciation on Forward Foreign Currency Contracts	281	114,911
Due to Broker	–	430,000
Variation Margin Payable	–	85,389
Other Accrued Expenses	86,173	49,848

Total Liabilities	3,990,485	16,005,322

Net Assets	$517,507,951	$375,359,824

† Cost of Investments	$423,238,104	$364,541,662
†† Cost of Foreign Currency	1,399,975	202,865

NET ASSETS CONSIST OF:
Paid-in Capital	$415,015,840	$385,711,665
Total Distributable Earnings/(Loss)	102,492,111	(10,351,841)

Net Assets	$517,507,951	$375,359,824

Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	40,974,173	38,417,882

Net Asset Value, Offering and Redemption Price Per Share	$12.63	$9.77

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
For the six months ended
April 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Global Public Equity Fund	Core Plus Bond Fund
Investment Income
Dividends	$7,190,052	$—
Interest	227,177	7,278,301
Security Lending Income	23,889	—
Less: Foreign Taxes Withheld	(382,757)	(94,593)

Total Investment Income	7,058,361	7,183,708

Expenses
Investment Advisory Fees - Note 6	2,262,621	523,259
Administration Fees - Note 5	269,151	154,293
Shareholder Servicing Fees - Note 5	140,618	73,207
Trustees’ Fees	42,139	24,602
Management Fees - Note 6	35,031	19,276
Chief Compliance Officer Fees	16,644	10,142
Custodian Fees	365,741	43,214
Audit Fees	32,855	23,196
Legal Fees	32,763	17,998
Transfer Agent Fees	31,814	26,275
Printing Fees	22,738	11,688
Registration Fees	5,180	6,722
Insurance and Other Expenses	192,463	100,410

Total Expenses	3,449,758	1,034,282

Less:
Commission Recapture - Note 5	(2)	—

Net Expenses	3,449,756	1,034,282

Net Investment Income	3,608,605	6,149,426

Net Realized Gain (Loss) on:
Investments	26,123,188	554,828
Futures Contracts	—	212,063
Swap Contracts	—	459
Purchased Option Contracts	—	15
Written Option/Swaption Contracts	—	19
Forward Foreign Currency Contracts	(115,499)	1,790,451
Foreign Currency Transactions	343,084	(274,325)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(14,559,871)	12,400,918
Futures Contracts	—	216,084
Swap Contracts	—	(2,499,960)
Forward Foreign Currency Contracts	(139,878)	(9,920)
Foreign Currency Transactions	16,623	157,964
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(9,224)	—

Net Realized and Unrealized Gain	11,658,423	12,548,596

Net Increase in Net Assets Resulting from Operations	$15,267,028	$18,698,022

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Public Equity Fund		Core Plus Bond Fund
	Six-Months Ended April 30, 2019 (unaudited)	Year ended October 31, 2018	Six-Months Ended April 30, 2019 (unaudited)	Year ended October 31, 2018
Operations:
Net Investment Income	$3,608,605	$14,922,152	$6,149,426	$12,750,734
Net Realized Gain (Loss) on Investments, Capital Gain Distributions from Registered Investment Companies, Purchased Options/Swaptions, Written Options/Swaptions, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	26,350,773	80,733,161	2,283,510	(1,904,037)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options/Swaptions, Written Options/Swaptions, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(14,692,350)	(152,524,041)	10,265,086	(17,135,014)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,267,028	(56,868,728)	18,698,022	(6,288,317)

Distributions	(96,278,860)	(63,350,384)	(9,574,638)	(14,160,775)

Capital Share Transactions:
Issued	33,042,492	149,160,560	66,408,469	43,151,189
Reinvestment of Dividends	96,278,860	63,350,384	9,574,638	14,160,775
Redeemed	(624,650,725)	(102,455,728)	(117,332,447)	(67,646,995)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(495,329,373)	110,055,216	(41,349,340)	(10,335,031)

Total Decrease in Net Assets	(576,341,205)	(10,163,896)	(32,225,956)	(30,784,123)

Net Assets:
Beginning of Year/Period	1,093,849,156	1,104,013,052	407,585,780	438,369,903

End of Year/Period	$517,507,951	$1,093,849,156	$375,359,824	$407,585,780

Shares Issued and Redeemed:
Issued	2,721,788	10,541,844	6,876,261	4,411,206
Reinvestment of Dividends	8,685,295	4,514,516	999,623	1,451,933
Redeemed	(54,963,267)	(7,263,138)	(12,168,897)	(6,942,471)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(43,556,184)	7,793,222	(4,293,013)	(1,079,332)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019

FINANCIAL HIGHLIGHTS

For the six months ended April 30, 2019 (Unaudited), and the years or periods ended October 31,

For a share outstanding throughout the years or periods

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees, interest on short sales and commission recapture)(1)	Ratio of Expenses to Average Net Assets (including dividend expense, broker fees and interest on short sales, excluding commission recapture)(1)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover †
Global Public Equity Fund
2019@	$12.94	$0.06	$ 0.88	$0.94	$(0.29)	$ (0.96)	$(1.25)	$12.63	8.81%	$517,508	0.98%	0.98%	1.03%	18%

2018	$14.39	$0.18	$ (0.81)	$(0.63)	$(0.17)	$ (0.65)	$(0.82)	$12.94	(4.75)%	$1,093,849	0.87%	0.88%	1.28%	56%

2017	$11.58	$0.14	$ 2.79	$2.93	$(0.12)	$ —	$(0.12)	$14.39	25.56%	$1,104,013	0.87%	0.87%	1.10%	52%

2016	$12.25	$0.13	$ 0.12	$0.25	$(0.16)	$ (0.76)	$(0.92)	$11.58	2.40%	$885,020	0.91%	0.91%	1.19%	49%

2015	$13.16	$0.12	$ 0.06	$0.18	$(0.14)	$ (0.95)	$(1.09)	$12.25	1.39%	$853,142	0.93%	0.94%	0.93%	74%

2014	$12.85	$0.13	$ 0.85	$0.98	$(0.14)	$ (0.53)	$(0.67)	$13.16	7.96%	$802,723	0.94%	0.95%	0.97%	75%

Core Plus Bond Fund
2019@	$9.54	$0.15	$ 0.31	$0.46	$(0.23)	$ —	$(0.23)	$9.77	4.93%	$375,360	0.54%	0.54%	3.19%	65%

2018	$10.01	$0.29	$ (0.44)	$(0.15)	$(0.32)	$ —	$(0.32)	$9.54	(1.49)%	$407,586	0.50%	0.50%	2.99%	149%

2017	$9.96	$0.25	$ —**	$0.25	$(0.20)	$ —	$(0.20)	$10.01	2.57%	$438,370	0.52%	0.52%	2.53%	179%

2016#	$10.00	$0.03	$ (0.04)	$(0.01)	$(0.03)	$ —	$(0.03)	$9.96	(0.10)%	$395,710	0.60%	0.60%	1.94%	72%

#	The Fund commenced operations on August 30, 2016. All ratios for the period have been annualized.
@	For the six months ended April 30, 2019 (Unaudited). All ratios for the period have been annualized.
*	Per share data calculated using average shares.
**	Amount represents less than $0.01
†	Total return and portfolio turnover rates are for the period indicated and have not been annualized.
(1)	Ratio does not include expenses associated with underlying funds.

Amounts designated as (“—“) are $0.00 or have been rounded to $0.00.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 53 funds. The financial statements herein are those of the Cornerstone Advisors Funds. The Cornerstone Advisors Funds include the Cornerstone Advisors Global Public Equity Fund (the “Global Public Equity Fund”), and Cornerstone Advisors Core Plus Bond Fund (the “Core Plus Bond Fund”) (each a “Fund” and collectively the “Funds”). The Global Public Equity Fund commenced operations on August 30, 2012. The Core Plus Bond Fund commenced operations on August 30, 2016. Each of the Cornerstone Funds are classified as a non-diversified investment company under the 1940 Act. The Global Public Equity Fund seeks capital appreciation. The Core Plus Bond Fund seeks total return, consisting of current income and capital appreciation. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The financial statements of the remaining funds of the Trust are presented separately. The Cornerstone Advisors Public Alternatives Fund, Cornerstone Advisors Real Assets Fund and Cornerstone Advisors Income Opportunities Fund liquidated on January 31, 2019.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ fair value procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized third-party independent pricing agents.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations.

All registered investment companies held in the Funds’ portfolios are valued at the published net asset value.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Cornerstone Advisors, Inc., (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Global Public Equity Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market after the close of the foreign market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market and a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in its

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

portfolio that exceed the applicable “confidence interval” or threshold based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

Securities for which market prices are not “readily available” are valued in good faith in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine its value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2019, the Global Public Equity Fund had seven fair valued securities which amounted to $35,472 and represented 0.0% of net assets.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of the investment classification, refer to the Schedules of Investments.

For the six months ended April 30, 2019, there have been no changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements. The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

During the six months ended April 30, 2019, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended April 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions, Dividend and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds, including investments in international securities, are maintained in U.S. dollars on the following basis: (I) market value of investment securities, assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities. The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Forward Foreign Currency Contracts — The Funds will hedge currency exposure utilizing forward foreign currency contracts if deemed appropriate by the Adviser or sub-adviser(s). Currency hedging, if utilized, is done to protect against specific transactions or Fund positions for a given stock from being significantly undermined by dollar/foreign currency fluctuations when the Adviser or sub-adviser perceives currency risk to be high. All forward foreign currency contracts are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds may also invest in securities denominated in foreign currencies and engage in foreign currency transactions on a spot (cash) basis. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Additionally, the risk exists that losses could exceed amounts disclosed on the Schedules of Investments or the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2019, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2019, if applicable.

Options/Swaptions Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option/swaption is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option/swaption is that a Fund pays a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options/swaptions, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer the each Fund’s Schedule of Investments for details regarding open option/swaption contracts as of April 30, 2019, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is determined and recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Swap Contracts — The Funds are authorized to enter into swap contracts, including interest rate swap contracts, for the purposes of managing a Fund’s interest rate duration, yield curve exposure and yield spread sensitivity. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. Interest rate swaps involve the exchange by a Fund with another party of their respective commitment to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Swap contracts are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally Cleared Swaps”).

Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Interest rate and Total Return swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian.

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at period end.

Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. Refer to each Fund’s Schedule of Investments for details regarding open swap contracts as of April 30, 2019, if applicable.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds in the future, or requires increased fees, which could impair the Funds’ ability to achieve their investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to implement their investment strategy.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Global Public Equity Fund will distribute its net investment income and make distributions of its net realized capital gains, if any, at least annually. The Core Plus Bond Fund will distribute its net investment income monthly and make distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the period with only one type of risk exposure, additional information can be found on the Schedules of Investments, Statements of Assets and Liabilities and the Statements of Operations.

The fair value of derivative instruments as of April 30, 2019, was as follows:

	Asset Derivatives			Liability Derivatives

	Six Months Ended April 30, 2019			Six Months Ended April 30, 2019

	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:

Core Plus Bond Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$1,565,608		Unrealized depreciation on forward foreign currency contracts	$114,911
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	103,843	*	Net Assets — Unrealized depreciation on futures contracts	-	*
	Net Assets — Unrealized appreciation on swap contracts	474,015	*	Net Assets — Unrealized depreciation on swap contracts	632,584	*

Total Derivatives not accounted for as hedging instruments		$2,143,466			$747,495

* Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2019, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$1,790,451	$—	$—	$—	$1,790,451
Equity contracts	—	—	—	15	19	34
Interest rate contracts	212,063	—	459	—	—	212,522
Total	$212,063	$1,790,451	$459	$15	$19	$2,003,007

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Purchased Options	Written Options	Total
Core Plus Bond Fund
Foreign exchange contracts	$—	$(9,920)	$—	$—	$—	$(9,920)
Interest rate contracts	216,084	—	(2,499,960)	—	—	(2,283,876)
Total	$216,084	$(9,920)	$(2,499,960)	$—	$—	$(2,293,796)

The International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and effect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Funds’ ISDA Master Agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their respective counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of April 30, 2019:

Core Plus Bond Fund

Type	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Collateral Pledged/(Received)†	Net Amount‡
Forward Foreign Currency Contracts**
Citigroup	$1,001,702	$—	$1,001,702	$—	$1,001,702
HSBC	$861	$—	$861	$—	$861
JPMorgan Chase Bank	$563,045	$(114,911)	$448,134	$—	$448,134
Total	$1,565,608	$(114,911)	$1,450,697	$—	$1,450,697

** Amounts presented represent net unrealized appreciation/(depreciation) on total return swap on the Statement of Assets and Liabilities. The Statement of Assets and Liabilities also includes amounts for market value and premiums received on fully funded total return swap contracts.

† Collateral pledged/(received) is limited to the net outstanding amount due to/from an individual counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡ Net exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

The average notional value of futures contracts, forward foreign currency contracts, and swap contracts, was as follows for the six months ended April 30, 2019:

Global Public Equity	Forwards - Long	Forwards - Short
Average Notional Amount Outstanding	$1,719,381	$7,512,189

Core Plus Bond	Forwards - Long	Forwards - Short	Futures	Interest Rate Swaps
Average Notional Amount Outstanding	$20,123,362	$112,001,798	$19,239,797	$11,080,846

4. Transactions with Affiliates:

Certain officers and a trustee of the Trust are also employees of the Administrator, a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

5. Administration, Distribution, Commission Recapture, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2019, the Funds paid $269,151 in the Global Public Equity Fund and $154,293 in the Core Plus Bond Fund for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

The Funds and the Distributor are parties to a Commission Recapture Agreement. The Funds direct certain fund trades to the Distributor, via a network of executing brokers, who pays a portion of the Fund’s expenses. Under this arrangement, the Global Public Equity Fund had expenses reduced by $2, which was used to pay operating expenses. This amount is labeled as “Commission Recapture” on the Statements of Operations.

The Funds have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.05% based on the Funds’ average daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds may earn cash management credits that can be used to offset transfer agent expenses. During the six months ended April 30, 2019, the Funds did not earn credits which would be used to offset transfer agent expenses. These amounts would be included in Fees Paid Indirectly on the Statements of Operations.

Brown Brothers & Harriman (“BBH”) acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

6. Investment Advisory Agreement:

The Adviser serves as the overall investment adviser to the Funds. The Adviser continuously monitors the performance of various investment sub-advisers to the Funds. Although the Adviser advises the Board of Trustees with regard to investment matters, the Adviser does not make the day-to-day investment decisions for the Funds except for allocating Fund assets directly to affiliated and unaffiliated open-end funds, closed-end funds, unregistered funds (including hedge funds) and exchange-traded funds (“Underlying Funds”). The Adviser is, however, responsible for establishing and/or rebalancing allocation of the Funds’ assets among strategies and sub-advisers and/or Underlying Funds. Each of the Funds is authorized by the Board of Trustees to operate on a “multi-manager” basis. This means that a single Fund may be managed by one or more sub-advisers. The Adviser may, from time to time, reallocate the assets of a multi-manager Fund among the sub-advisers that provide portfolio management services to the Fund when it believes that such action would be appropriate to achieve the overall objectives of the particular Fund. Pursuant to an investment advisory agreement between the Funds and the Adviser, the Adviser receives an annual fee of 0.01% of each of the Fund’s average net assets. The fees that the Adviser receives are labeled as “Management Fees” on the Statements of Operations. In addition to the fee payable by each Fund to the Adviser, each of the Funds pays a fee directly to its sub-adviser(s). For each Fund, the sub-advisers receive a fee based on the specified percentage of that portion of the Fund’s assets allocated to that sub-adviser. The total fees paid to sub-advisers directly are labeled as “Investment Advisory Fees” on the Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

As of April 30, 2019, the Adviser has entered into investment sub-advisory agreements with the following parties:

Global Public Equity Fund	Core Plus Bond Fund
Acadian Asset Management LLC	Franklin Advisers, Inc.

Allianz Global Investors Capital LLC	Loomis, Sayles & Company, L.P.

Chautauqua Capital Management, LLC	Metropolitan West Asset Management LLC

ClariVest Asset Management LLC	Prime Advisors, Inc.

Cramer Rosenthal McGlynn LLC

Driehaus Capital Management LLC - Emerging Markets Growth

Driehaus Capital Management LLC - International Small Cap Growth

Fairpointe Capital LLC

Harris Associates LP

LSV Asset Management - Global Concentrated

LSV Asset Management - Micro Cap

Marsico Capital Management LLC

Numeric Investors LLC

Parametric Portfolio Associates LLC

Phocas Financial Corporation

Thornburg Investment Management Inc.

7. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than short-term securities, for the six months ended April 30, 2019, were as follows:

	Purchases	Sales and Maturities	U.S. Government Purchases	U.S. Government Sales and Maturities
Global Public Equity Fund	$124,823,065	$693,565,724	$—	$—
Core Plus Bond Fund	20,155,092	51,889,908	191,133,191	196,205,581

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the fiscal years ended October 31, 2018 and October 2017, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Global Public Equity Fund
2018	$18,270,255	$45,080,129	—	$63,350,384
2017	9,525,431	—	—	9,525,431
Core Plus Bond Fund
2018	$14,160,775	—	—	$14,160,775
2017	8,495,746	—	—	8,495,746

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Global Public Equity Fund	$14,100,600	$80,029,641	$—	$89,373,708	$(6)	$183,503,943
Core Plus Bond Fund	4,572,492	—	(5,919,117)	(18,128,597)	(3)	(19,475,225)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Core Plus Bond Fund has $5,478,951 of short-term capital losses and $440,166 of long-term capital losses that may be carried forward indefinitely.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on total securities, excluding securities sold short, held by the Funds at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Global Public Equity Fund	$423,238,104	$108,065,325	$(25,896,295)	$82,169,030
Core Plus Bond Fund	364,541,662	3,466,494	(12,087,633)	(8,621,139)

9. Concentration of Risk:

As with all mutual funds, there is no guarantee that the Funds will achieve its investment objective. You could lose money by investing in the Funds. A Fund’s share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below. A more complete description of risks associated with the Funds are included in the Funds’ prospectus.

Because an Underlying Fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund’s use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Funds and each Underlying Funds.

Allocation Risk — The Adviser’s judgment about, and allocations among, Underlying Funds, sub-advisers, asset classes and investment strategies may adversely affect the Fund’s performance.

Arbitrage Strategies Risk — The Fund may utilize strategies that involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may realize losses or reduced rate of return if underlying relationships among securities in which it takes investment positions change in an adverse manner or if a transaction is unexpectedly terminated or delayed.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Loans Risk — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. The proceeds from the sale of a bank loan would also not be available to the Fund for making additional investments or meeting its redemption obligations during an extended trade settlement period.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on anti-fraud protections of the federal securities laws.

Below Investment Grade Securities Risk — Fixed income securities rated below investment grade (“junk” bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect of repayment of principal and interest of many of these securities is speculative.

Cash Flow Risk — A portion of the cash flow received by the Fund will be derived from its investment in MLPs, debt and equity securities of MLP affiliates, including other companies that own MLP partner interests and derive a significant portion of their revenue from energy-related activities (“Energy Companies”). In addition to the risk factors described below under “Energy Companies Risk,” other factors which may reduce the amount of cash an Energy Company has available for distribution include increased operating costs, maintenance capital expenditures, acquisition costs, expansion, construction or exploration costs and borrowing costs.

Commodity Risk — Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities. Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Convertible Securities Risk — Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade ratings. In addition, the credit rating of a company’s convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered “junior” securities — that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund is subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, options, forward contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Leverage risk, liquidity risk and hedging risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above and valuation risk is described below. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Energy Companies Risk — Energy Companies are susceptible to adverse economic, environmental or regulatory occurrences affecting the energy industry. Risks associated with investments in Energy Companies include, but are not limited to, are explained in the Funds’ Prospectus.

Equity Market Risk — The risk that stock prices and prices of other equity securities will fall over short or extended periods of time.

Exchange-Traded Funds (“ETFs”) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Exchange-Traded Notes (“ETNs”) — The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency values relative to the U.S. dollar.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Government Agencies Risk — Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Geographic Risk — The Fund’s investments may be focused in particular countries or geographic regions and, therefore, the Fund will be more susceptible to adverse market, political, regulatory, and geographic events affecting those regions than a fund that does not focus its investments in a particular region.

Growth Investment Style Risk — An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions. In addition, growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Hedging Risk — The Fund may use derivative instruments for hedging purposes. Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. There can be no assurance that any hedging strategy will be effective or that there will be a hedge in place at any given time.

High Yield Bond Risk — High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Inflation-Protected Securities Risk — The value of inflation-protected securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal (or stated) interest rates and the rate of inflation. In general, the price of an inflation-protected debt security can decrease when real interest rates increase, and can increase when real interest rates decrease. Interest payments on inflation-protected debt securities will fluctuate as the principal and/or interest is adjusted for inflation and can be unpredictable. The market for inflation-protected securities may be less developed or liquid, and more volatile, than certain other securities markets.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Investment Company Risk — To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Micro-Capitalization Company Risk — Micro-capitalization companies may be newly-formed or in the early stages of development with limited product lines, markets or financial resources. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than small-, mid- and large-capitalization companies and such stocks may be more thinly-traded and thus difficult for the Fund to buy and sell in the market.

MLP Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. MLPs are exposed to many of the same risks as other Energy Companies, summarized above. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in an MLP than investors in a corporation; for example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Multi-Manager Risk — The Adviser may be unable to identify and retain sub-advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among sub-advisers to enhance the return and reduce the volatility that would typically be expected of any one management style. While the Adviser monitors the investments of each sub-adviser and monitors the overall management of the Fund, each sub-adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a sub-adviser will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Municipal Bonds Risk — The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Portfolio Turnover Risk — Due to its investment strategies, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment and Extension Risk — When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Private Placements Risk — Investment in privately placed securities may be less liquid than investments in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Focus Risk — Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks are described in the Funds’ Prospectus.

Small and Medium Capitalization Companies Risk — The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Sovereign Debt Risk — The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Structured Notes Risk — Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

Supranational Entities Risk — Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Tax Risk — In order for the Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must, among other requirements detailed in the Statement of Additional Information (“SAI”), derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. Income from certain Fund investments which provide exposure to changes in commodity prices, such as commodity-linked derivative instruments, may not be considered qualifying income for these purposes. The Fund will therefore seek to restrict its income from direct investments in investments that do not generate qualifying income to a maximum of 10% of its gross income, but cannot be assured it will successfully do so and the Fund may not qualify as a RIC if certain relief provisions are not available to the Fund. In order to qualify as a RIC, the Fund must also meet certain requirements with respect to the diversification of its assets. In particular, the Fund may not invest more than 25% of its total assets in the securities of entities treated as qualified publicly traded partnerships (“QPTPs”) for U.S. federal income tax purposes, including certain MLPs. The Fund intends to invest in MLPs taxed as QPTPs and accordingly the Adviser intends to monitor the Fund’s investment to ensure compliance with the 25% limit on investments in QPTPs. If the Fund were to fail to qualify as a RIC, the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. The Fund is also subject to the risk that MLPs in which the Fund invest will be classified as corporations rather than as partnerships for federal income tax purposes, which may reduce the Fund’s return and negatively affect the Fund’s net asset value. There is also a risk of changes in tax laws or regulations, or interpretations thereof, which could adversely affect the Fund or the MLPs in which the Fund invests.

Underlying Fund Risk — The Fund’s performance is subject to the risks associated with the securities and other investments held by the Underlying Funds in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of the Underlying Funds to achieve their investment objectives. When the Fund invests in an underlying fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the underlying fund’s expenses.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Unregistered Fund Risk — Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the Investment Company Act of 1940, as amended (the “1940 Act”), to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk — U.S. Government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Value Investment Style Risk — An investment in value stocks presents the risk that the stocks may never reach what the Adviser or a sub-adviser believes are their full market values, either because the market fails to recognize what the Adviser or a sub-adviser considers to be the companies’ true business values or because the Adviser or sub-adviser misjudged those values. In addition, value stocks may fall out of favor with investors and underperform growth stocks during given periods.

Valuation Risk — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Warrants Risk — Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants may be more speculative than other types of investments. The price of a warrant may be more volatile than the price of its underlying security, and an investment in a warrant may therefore create greater potential for capital loss than an investment in the underlying security. A warrant ceases to have value if it is not exercised prior to its expiration date.

11. Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Global Public Equity Fund	1	99%
Core Plus Bond Fund	1	99%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019

DISCLOSURE OF FUND EXPENSES (unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The Expenses Paid During Period column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the Ending Account Value number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the Expense Paid During Period column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes NOT your Fund’s actual return, the account values shown do not apply to your specific investment.

	Beginning Account Value 11/1/2018	Ending Account Value 4/30/2019	Annualized Expense Ratios	Expenses Paid During Period*
Global Public Equity Fund

Actual Fund Return	$1,000.00	$1,088.10	0.98%	$5.07
Hypothetical 5% Return	$1,000.00	$1,019.93	0.98%	$4.91
Core Plus Bond Fund

Actual Fund Return	$1,000.00	$1,049.30	0.54%	$2.74
Hypothetical 5% Return	$1,000.00	$1,022.12	0.54%	$2.71

* Expenses are equal to the Funds annualized expense ratio, (including dividend expense and brokerage fees on short sales), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the commencement of operations period shown).

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENTS FOR CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

Board meetings were held on November 13, 2018 and February 26, 2019 to decide whether to renew the sub-advisory agreements (the “Agreements”) between Cornerstone Advisors, Inc. (the “Adviser”) and the following sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”), pursuant to which the Sub-Advisers serve as investment sub-advisers to the Fund for additional one-year terms:

Sub-Adviser
Robert W. Baird & Co. Incorporated
LSV
Thornburg Investment Management, Inc.
Parametric Portfolio Associates LLC

In preparation for the meetings, the Trustees requested that the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meetings, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meetings and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the Sub-Advisers’ services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s sub-advisory fees paid to the Sub-Advisers and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Sub-Advisers’ profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (vii) the Sub-Advisers’ potential economies of scale; (viii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to the Sub-Advisers and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meetings to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Sub-Advisers.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Sub-Advisers and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Sub-Advisers; (ii) the investment performance of the Fund and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Sub-Advisers from their relationships with the Fund, including both direct and indirect benefits accruing to the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Sub-Advisers, the Board reviewed the portfolio management services provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers, and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Sub-Advisers’ investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were available to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Sub-Advisers to the Fund.

The Trustees also considered other services provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Sub-Advisers were sufficient to support renewal of the Agreements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Investment Performance of the Fund and the Sub-Advisers

The Board was provided with regular reports regarding the Fund’s performance, and the Sub-Advisers’ contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Sub-Advisers provided information regarding and led discussions of factors impacting the Sub-Advisers’ performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Sub-Advisers in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Sub-Advisers had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Fund to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Sub-Advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by certain Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fees payable to the Sub-Advisers reflected arms-length negotiations between the Adviser and the Sub-Advisers. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Sub-Advisers from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Sub-Advisers and their affiliates. The Trustees considered how the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Sub-Advisers with respect to the management of the Fund were not unreasonable.

The Trustees considered the Sub-Advisers’ views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

BOARD CONSIDERATIONS IN APPROVING AN AMENDMENT TO THE NUMERIC INVESTORS LLC SUB-ADVISORY AGREEMENT FOR THE CORNERSTONE ADVISORS GLOBAL PUBLIC EQUITY FUND

Pursuant to Section 15 of the 1940 Act, the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on November 13, 2018 (the “November 2018 Meeting”) to decide whether to approve an amended sub-advisory agreement (the “New Numeric Sub-Advisory Agreement”) between the Adviser and Numeric Investors LLC (“Numeric”). The Adviser proposed amending its sub-advisory agreement with Numeric that was last renewed by the Board at a Board meeting held on August 21, 2018 (the “August 2018 Meeting”) (the “Prior Numeric Sub-Advisory Agreement”) to add a provision that, under certain conditions, permits Numeric to perform actions other than discretionary investment and advisory functions under the agreement through one or more of its affiliates.

At the November 2018 Meeting, the Board reviewed the terms of the New Numeric Sub-Advisory Agreement, focusing on the amendment to the Prior Numeric Sub-Advisory Agreement. As part of its analysis of the terms of the New Numeric Sub-Advisory Agreement, the Board considered a memorandum from Numeric describing its rationale for the amendment to the Prior Numeric Sub-Advisory Agreement. Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that it was reasonable to take into account the conclusions that the Board made when considering and evaluating the approval of the Prior Numeric Sub-Advisory Agreement at the August 2018 Meeting as part of its considerations to approve the New Numeric Sub-Advisory Agreement.

The following discussion outlines the materials and information presented to the Board in connection with the Board’s renewal of the Prior Numeric Sub-Advisory Agreement at the August 2018 Meeting, and the conclusions made by the Board when determining to renew the Prior Numeric Sub-Advisory Agreement for an additional one-year term.

In preparation for the August 2018 Meeting, the Trustees requested that the Adviser and Numeric furnish information necessary to evaluate the terms of the Prior Numeric Sub-Advisory Agreement. Prior to the August 2018 Meeting, the Independent Trustees met to review and discuss the information provided and submitted a request for additional information to Numeric, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, Numeric and other service providers of the Fund presented or submitted to the Board at the August 2018 Meeting and other meetings held during the prior year, to help them decide whether to renew the Prior Numeric Sub-Advisory Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser, Numeric and other service providers of the Fund regarding: (i) the nature, extent and quality of Numeric’s services; (ii) Numeric’s investment management personnel; (iii) Numeric’s operations and financial condition; (iv) Numeric’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the sub-advisory fee paid to Numeric and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of Numeric’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to Numeric and its affiliates; (vii) Numeric’s potential economies of scale; (viii) Numeric’s compliance program, including a description of material compliance matters and material compliance violations; (ix) Numeric’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance attributable to Numeric and overall performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the August 2018 Meeting to help the Trustees evaluate Numeric’s services, fee and other aspects of the Prior Numeric Sub-Advisory Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the August 2018 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, Numeric and other service providers of the Fund, renewed the Prior Numeric Sub-Advisory Agreement. In considering the renewal of the Prior Numeric Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by Numeric; (ii) the investment performance of the Fund and Numeric; (iii) the costs of the services provided and profits realized by Numeric from its relationships with the Fund, including both direct and indirect benefits accruing to Numeric and its affiliates; (iv) the extent to which economies of scale are being realized by Numeric; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by Numeric

In considering the nature, extent and quality of the services provided by Numeric, the Board reviewed the portfolio management services provided by Numeric to the Fund, including the quality and continuity of Numeric’s portfolio management personnel, the resources of Numeric, and Numeric’s compliance history and compliance program. The Trustees reviewed the terms of the Prior Numeric Sub-Advisory Agreement. The Trustees also reviewed Numeric’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of Numeric. The most recent investment adviser registration form (“Form ADV”) for Numeric was available to the Board, as were the responses of Numeric to a detailed series of questions which included, among other things, information about the investment sub-advisory services provided by Numeric to the Fund.

The Trustees also considered other services provided to the Fund by Numeric such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by Numeric were sufficient to support renewal of the Prior Numeric Sub-Advisory Agreement.

Investment Performance of the Fund and Numeric

The Board was provided with regular reports regarding the Fund’s performance, and Numeric’s contribution thereto, over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining the Adviser’s expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Numeric in an effort to improve the performance of the Fund. Based on this

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

information, the Board concluded, within the context of its full deliberations, that the investment results that Numeric had been able to achieve for the Fund were sufficient to support renewal of the Prior Numeric Sub-Advisory Agreement.

Costs of Sub-Advisory Services, Profitability and Economies of Scale

In considering the sub-advisory fee payable by the Fund to Numeric, the Trustees reviewed, among other things, a report of the sub-advisory fees paid to Numeric. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by Numeric to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the fees payable to Numeric reflected arms-length negotiations between the Adviser and Numeric. The Board concluded, within the context of its full deliberations, that the sub-advisory fee was reasonable in light of the nature and quality of the services rendered by Numeric.

The Trustees reviewed the costs of services provided by and the profits realized by Numeric from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to Numeric and its affiliates. The Trustees considered how Numeric’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margin of Numeric with respect to the sub-advisement of the Fund was not unreasonable.

The Trustees considered Numeric’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the sub-advisory fee was reasonable in light of the information that was provided to the Trustees by Numeric with respect to economies of scale.

Approval of the New Numeric Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the New Numeric Sub-Advisory Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the New Numeric Sub-Advisory Agreement. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Board Considerations in Approving the ClariVest Asset Management LLC Sub-Advisory Agreement for the Cornerstone Advisors Global Public Equity Fund

Pursuant to Section 15 of the 1940 Act, the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval.

On April 1, 2019, Eagle Asset Management, Inc., who previously owned a 45% interest in ClariVest Asset Management LLC (“ClariVest”), acquired the remaining 55% interest (the “Transaction”). As a result of the Transaction, the ownership interest of ClariVest employees changed from 55% to 0%. Under the 1940 Act, any person who owns more than 25% of the voting securities of a company is presumed to control such company. Accordingly, the Transaction may have been considered to have resulted in a change in control of ClariVest under the 1940 Act, resulting in the assignment, and automatic termination, of the prior sub-advisory agreement between the Adviser and ClariVest with respect to the Fund (the “Prior ClariVest Sub-Advisory Agreement”). Accordingly, in anticipation of the Transaction, a Board meeting was held on February 26, 2019 (the “February 2019 Meeting”) to decide whether to approve a new sub-advisory agreement between the Adviser and ClariVest with respect to the Fund (the “New ClariVest Sub-Advisory Agreement”).

In preparation for the February 2019 Meeting, the Trustees requested that the Adviser and ClariVest furnish information necessary to evaluate the terms of the New ClariVest Sub-Advisory Agreement. The Trustees used this information, as well as other information that the Adviser, ClariVest and other service providers of the Fund presented or submitted to the Board at the February 2019 Meeting, to help them decide whether to approve the New ClariVest Sub-Advisory Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from ClariVest regarding, among other things: (i) the terms, conditions, and expected timing of the Transaction, and the reasons that ClariVest was undergoing the Transaction; (ii) the nature, extent and quality of the services to be provided by ClariVest; (iii) ClariVest’s operations and financial condition; (iv) ClariVest’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed sub-advisory fee to be paid to ClariVest; (vi) ClariVest’s compliance program, including a description of material compliance matters and material compliance violations; (vii) ClariVest’s policies on and compliance procedures for personal securities transactions; (viii) ClariVest’s investment experience; and (ix) ClariVest’s investment management personnel and the Fund’s performance attributable to ClariVest.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Representatives from the Adviser then presented additional information and participated in question and answer sessions telephonically at the February 2019 Meeting to help the Trustees evaluate ClariVest’s services, fee and other aspects of the New ClariVest Sub-Advisory Agreement.

Based on their evaluation of the information provided by the Adviser and ClariVest, the Trustees, including all of the trustees who are not parties to the New ClariVest Sub-Advisory Agreement nor are considered “interested persons” (as such term is defined in the 1940 Act) of any party to the New ClariVest Sub-Advisory Agreement (the “Independent Trustees”), voting separately, approved the New ClariVest Sub-Advisory Agreement at the February 2019 Meeting. In considering the approval of the New ClariVest Sub-Advisory Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by ClariVest; (ii) the investment performance of the Fund and ClariVest; and (iii) the fees to be paid to ClariVest, as discussed in further detail below. The Board also determined that it was reasonable to take into account the conclusions the Board made, and the information provided in support thereof, when considering and evaluating its most recent renewal of the Prior ClariVest Sub-Advisory Agreement as part of its considerations to approve the New ClariVest Sub-Advisory Agreement.

Nature, Extent and Quality of Services Provided by ClariVest

In considering the nature, extent and quality of the services to be provided by ClariVest, the Board reviewed the portfolio management services to be provided by ClariVest to the Fund, including the quality of the continuing portfolio management personnel, the resources of ClariVest and ClariVest’s compliance history and compliance program. The Trustees reviewed the terms of the proposed New ClariVest Sub-Advisory Agreement, and noted that the terms of the New ClariVest Sub-Advisory Agreement were identical to those of the Prior ClariVest Sub-Advisory Agreement, except for the date and address for ClariVest. The Trustees also reviewed ClariVest’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of ClariVest. ClariVest provided the Board with a response to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by ClariVest to the Fund. In addition, the Board considered representations from ClariVest that the Transaction was not expected to result in any material changes to the nature, extent and quality of the services to be provided to the Fund, and that the portfolio managers of the Fund were not expected to change in connection with the Transaction.

When considering the most recent renewal of the Prior ClariVest Sub-Advisory Agreement, the Trustees also considered other services to be provided to the Fund by ClariVest such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by ClariVest would be satisfactory.

Investment Performance of the Fund and ClariVest

The Board was provided with regular reports at meetings prior to the February 2019 Meeting regarding the Fund’s performance, and ClariVest’s contribution thereto, over various time periods, including since inception. At the meeting where the Board considered the most recent renewal of the Prior ClariVest Sub-Advisory Agreement, representatives from ClariVest provided information regarding and led discussions of factors impacting ClariVest’s performance for the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined to take these reports into account and determined that ClariVest’s performance was satisfactory. Based on this information and the representation that the portfolio managers of the Fund were not expected to change in connection with the Transaction, the Board concluded, within the context of its full deliberations, that the investment results that ClariVest had been able to achieve for the Fund were sufficient to support approval of the New ClariVest Sub-Advisory Agreement.

Costs of Advisory Services

In connection with the Board’s evaluation of the sub-advisory fee payable by the Fund to ClariVest when considering the most recent renewal of the Prior ClariVest Sub-Advisory Agreement, the Trustees considered, among other things, a report of the proposed advisory fee to be paid to ClariVest. The Trustees also reviewed the management fees charged by ClariVest to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. When considering the New ClariVest Sub-Advisory Agreement, the Trustees also considered that the fee payable to ClariVest under the New ClariVest Sub-Advisory Agreement would be the same as the fee paid to ClariVest under the Prior ClariVest Sub-Advisory Agreement. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by ClariVest.

When considering the most recent renewal of the Prior ClariVest Sub-Advisory Agreement, the Board considered ClariVest’s representation that the Fund’s sub-advisory fee was the lowest sub-advisory fee that ClariVest charged to clients managed pursuant to the same investment strategy and that, accordingly, ClariVest believes that economies of scale are incorporated into its sub-advisory fee. The Trustees also evaluated the profitability of ClariVest in managing the Fund based on ClariVest’s response to detailed questions from the Board.

Approval of the New ClariVest Sub-Advisory Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS FUNDS
April 30, 2019 (Unaudited)

Independent Trustees’ counsel, unanimously concluded that the terms of the New ClariVest Sub-Advisory Agreement, including the fee to be paid thereunder, were fair and reasonable and agreed to approve the New ClariVest Sub-Advisory Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Cornerstone Advisors Funds

c/o DST Systems, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

1-888-762-1442

Investment Adviser

Cornerstone Advisors, Inc.

225 108th Avenue NE, Suite 400

Bellevue, Washington 98004-5782

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis, Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 9, 2019